UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2021

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2021
Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.9 years
Weighted Average Life to Maturity	8.0 years

Top Ten Common Stocks	% of net assets
Microsoft Corp.	3.4%
Apple, Inc.	2.9%
Alphabet, Inc., Class A	1.9%
Amazon.com, Inc.	1.9%
Facebook, Inc., Class A	0.9%
Accenture plc, Class A	0.9%
Home Depot, Inc. (The)	0.8%
Procter & Gamble Co. (The)	0.8%
Tyson Foods, Inc., Class A	0.8%
FedEx Corp.	0.8%

Top Five Common Stocks Industries	% of net assets
Software	6.9%
Semiconductors and Semiconductor Equipment	5.0%
Health Care Providers and Services	3.2%
IT Services	3.0%
Technology Hardware, Storage and Peripherals	2.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	60.1%
U.S. Treasury Securities	15.7%
Corporate Bonds	9.6%
U.S. Government Agency Mortgage-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.3%
Collateralized Loan Obligations	1.9%
Asset-Backed Securities	1.7%
Municipal Securities	0.6%
U.S. Government Agency Securities	0.4%
Exchange-Traded Funds	0.4%
Sovereign Governments and Agencies	0.2%
Bank Loan Obligations	—*
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(1.9)%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,155.10	$4.81	0.90%
I Class	$1,000	$1,156.20	$3.74	0.70%
R5 Class	$1,000	$1,156.20	$3.74	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32	$3.51	0.70%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 60.1%
Aerospace and Defense — 0.4%
Boeing Co. (The)(1)	8,531	$1,998,899
Textron, Inc.	43,635	2,803,112
		4,802,011
Air Freight and Logistics — 0.8%
FedEx Corp.	28,060	8,146,099
Airlines — 0.6%
Alaska Air Group, Inc.(1)	30,415	2,102,893
Delta Air Lines, Inc.(1)	62,420	2,928,746
Southwest Airlines Co.(1)	18,602	1,167,834
		6,199,473
Auto Components — 0.2%
Lear Corp.	13,634	2,506,475
Automobiles — 1.3%
Ford Motor Co.(1)	521,202	6,014,671
General Motors Co.(1)	50,668	2,899,223
Tesla, Inc.(1)	6,486	4,601,428
		13,515,322
Banks — 1.6%
Bank of America Corp.	188,617	7,644,647
Citigroup, Inc.	35,767	2,548,041
East West Bancorp, Inc.	22,500	1,713,375
JPMorgan Chase & Co.	25,175	3,872,167
Truist Financial Corp.	28,048	1,663,527
		17,441,757
Biotechnology — 1.2%
AbbVie, Inc.	69,472	7,746,128
Incyte Corp.(1)	29,250	2,497,365
Vertex Pharmaceuticals, Inc.(1)	13,094	2,857,111
		13,100,604
Building Products — 0.6%
Masco Corp.	100,990	6,451,241
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	6,659	2,320,328
Morgan Stanley	71,452	5,898,363
		8,218,691
Chemicals — 0.7%
Dow, Inc.	41,420	2,588,750
Mosaic Co. (The)	91,668	3,224,880
Olin Corp.	27,369	1,177,688
		6,991,318
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	24,490	3,378,885
Communications Equipment — 0.4%
Cisco Systems, Inc.	77,427	3,941,809
Construction and Engineering — 0.5%
MasTec, Inc.(1)	12,221	1,275,384

	Shares/ Principal Amount	Value
Quanta Services, Inc.	44,133	$4,265,013
		5,540,397
Consumer Finance — 0.4%
Synchrony Financial	98,171	4,294,000
Containers and Packaging — 0.7%
International Paper Co.	72,279	4,192,182
WestRock Co.	56,845	3,169,109
		7,361,291
Distributors — 0.2%
LKQ Corp.(1)	40,177	1,876,668
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	1,879	1,194,311
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	27,704	7,617,215
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	217,211	6,822,597
Verizon Communications, Inc.	115,259	6,660,818
		13,483,415
Electrical Equipment — 1.0%
Eaton Corp. plc	37,671	5,384,316
Emerson Electric Co.	58,622	5,304,705
		10,689,021
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	44,222	5,044,404
SYNNEX Corp.	29,880	3,621,456
		8,665,860
Energy Equipment and Services — 0.2%
Baker Hughes Co.	85,605	1,718,948
Entertainment — 0.9%
Electronic Arts, Inc.	20,837	2,960,521
Take-Two Interactive Software, Inc.(1)	14,728	2,582,997
Walt Disney Co. (The)(1)	15,776	2,934,651
World Wrestling Entertainment, Inc., Class A	21,581	1,189,329
		9,667,498
Equity Real Estate Investment Trusts (REITs) — 1.3%
Iron Mountain, Inc.	88,652	3,556,718
Prologis, Inc.	56,808	6,619,836
Simon Property Group, Inc.	27,198	3,311,085
		13,487,639
Food and Staples Retailing — 0.7%
US Foods Holding Corp.(1)	85,511	3,545,286
Walgreens Boots Alliance, Inc.	19,058	1,011,980
Walmart, Inc.	21,471	3,004,007
		7,561,273
Food Products — 1.8%
General Mills, Inc.	85,184	5,184,298
Hershey Co. (The)	28,262	4,643,447
J.M. Smucker Co. (The)	9,193	1,204,191
Tyson Foods, Inc., Class A	105,210	8,148,514
		19,180,450
Health Care Equipment and Supplies — 0.7%
Align Technology, Inc.(1)	1,674	996,917

	Shares/ Principal Amount	Value
Danaher Corp.	26,180	$6,648,149
		7,645,066
Health Care Providers and Services — 3.2%
Anthem, Inc.	15,343	5,820,981
CVS Health Corp.	80,008	6,112,611
Humana, Inc.	12,241	5,450,183
Laboratory Corp. of America Holdings(1)	16,304	4,334,744
McKesson Corp.	27,410	5,141,020
UnitedHealth Group, Inc.	17,153	6,840,616
		33,700,155
Health Care Technology — 0.2%
Cerner Corp.	31,135	2,336,682
Hotels, Restaurants and Leisure — 1.6%
Aramark	59,289	2,304,563
Booking Holdings, Inc.(1)	1,162	2,865,585
Darden Restaurants, Inc.	18,177	2,666,930
Las Vegas Sands Corp.(1)	49,967	3,060,978
Six Flags Entertainment Corp.(1)	35,561	1,670,656
Yum! Brands, Inc.	39,941	4,773,748
		17,342,460
Household Products — 1.3%
Colgate-Palmolive Co.	62,740	5,063,118
Procter & Gamble Co. (The)	63,653	8,492,583
		13,555,701
Industrial Conglomerates — 0.5%
3M Co.	28,633	5,644,710
Interactive Media and Services — 2.8%
Alphabet, Inc., Class A(1)	8,863	20,859,071
Facebook, Inc., Class A(1)	29,181	9,486,159
		30,345,230
Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	5,740	19,902,991
IT Services — 3.0%
Accenture plc, Class A	31,686	9,187,989
Akamai Technologies, Inc.(1)	55,960	6,082,852
Cognizant Technology Solutions Corp., Class A	38,054	3,059,542
International Business Machines Corp.	43,484	6,169,510
PayPal Holdings, Inc.(1)	28,162	7,386,611
		31,886,504
Leisure Products — 0.2%
Polaris, Inc.	12,443	1,742,393
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc.	2,772	1,303,478
Machinery — 1.1%
AGCO Corp.	17,649	2,575,342
CNH Industrial NV	385,085	5,714,662
Kennametal, Inc.	73,345	2,945,535
		11,235,539
Media — 0.9%
Comcast Corp., Class A	93,484	5,249,127
ViacomCBS, Inc., Class B	104,614	4,291,266
		9,540,393

	Shares/ Principal Amount	Value
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	14,289	$1,641,806
Kohl's Corp.	59,626	3,497,661
Target Corp.	37,979	7,871,528
		13,010,995
Oil, Gas and Consumable Fuels — 0.6%
Chevron Corp.	55,217	5,691,216
DCP Midstream LP	45,766	1,029,735
		6,720,951
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	125,962	7,862,548
Eli Lilly and Co.	24,278	4,437,290
Johnson & Johnson	47,281	7,694,037
Pfizer, Inc.	126,202	4,877,707
		24,871,582
Professional Services — 0.8%
ASGN, Inc.(1)	34,434	3,621,768
Nielsen Holdings plc	119,481	3,064,688
Robert Half International, Inc.	18,748	1,642,512
		8,328,968
Road and Rail — 0.2%
Ryder System, Inc.	25,695	2,051,489
Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials, Inc.	61,007	8,096,239
Broadcom, Inc.	17,331	7,906,402
Intel Corp.	103,129	5,933,011
KLA Corp.	12,505	3,943,452
Micron Technology, Inc.(1)	71,257	6,133,090
NVIDIA Corp.	4,384	2,632,066
Qorvo, Inc.(1)	26,155	4,921,586
QUALCOMM, Inc.	48,450	6,724,860
Synaptics, Inc.(1)	8,065	1,128,052
Texas Instruments, Inc.	30,640	5,530,826
		52,949,584
Software — 6.9%
Adobe, Inc.(1)	13,653	6,940,366
Cadence Design Systems, Inc.(1)	24,693	3,253,797
Citrix Systems, Inc.	13,954	1,728,203
CommVault Systems, Inc.(1)	21,915	1,523,312
Fortinet, Inc.(1)	16,110	3,290,145
Intuit, Inc.	7,426	3,060,700
j2 Global, Inc.(1)	14,763	1,786,323
Microsoft Corp.	141,596	35,707,679
Oracle Corp. (New York)	96,324	7,300,396
salesforce.com, Inc.(1)	12,974	2,988,172
ServiceNow, Inc.(1)	7,374	3,733,972
Varonis Systems, Inc.(1)	41,617	2,203,620
		73,516,685
Specialty Retail — 2.6%
AutoNation, Inc.(1)	39,677	4,066,099
Best Buy Co., Inc.	48,764	5,669,790

	Shares/ Principal Amount	Value
Dick's Sporting Goods, Inc.	31,170	$2,574,019
Home Depot, Inc. (The)	27,424	8,876,326
Lowe's Cos., Inc.	30,993	6,082,376
		27,268,610
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	231,210	30,394,867
NCR Corp.(1)	21,111	965,828
		31,360,695
Trading Companies and Distributors — 0.6%
United Rentals, Inc.(1)	20,957	6,705,192
TOTAL COMMON STOCKS (Cost $463,939,296)		639,997,724
U.S. TREASURY SECURITIES — 15.7%
U.S. Treasury Bonds, 5.00%, 5/15/37	$200,000	284,391
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	182,766
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,821,828
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	435,781
U.S. Treasury Bonds, 1.875%, 2/15/41	5,300,000	5,043,281
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,920,242
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,161,250
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	3,763,805
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,189,766
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,451,277
U.S. Treasury Bonds, 3.625%, 2/15/44	300,000	376,266
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	580,977
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	683,180
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	5,000,000	5,220,703
U.S. Treasury Bonds, 2.75%, 8/15/47	200,000	218,543
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,332,139
U.S. Treasury Bonds, 2.25%, 8/15/49	1,000,000	991,387
U.S. Treasury Bonds, 2.375%, 11/15/49	1,900,000	1,935,959
U.S. Treasury Bonds, 2.00%, 2/15/50	1,700,000	1,594,912
U.S. Treasury Bonds, 1.625%, 11/15/50	900,000	770,062
U.S. Treasury Bonds, 1.875%, 2/15/51	1,900,000	1,728,703
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,664,400	1,847,158
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	3,752,244	4,123,162
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,983,230	3,325,018
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	7,184,100	7,903,043
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	505,415	551,990
U.S. Treasury Notes, 0.125%, 5/31/22	300,000	300,188
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	823,687
U.S. Treasury Notes, 0.50%, 3/15/23	7,600,000	7,649,875
U.S. Treasury Notes, 0.125%, 3/31/23	9,000,000	8,995,781
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	400,719
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	500,723
U.S. Treasury Notes, 1.375%, 9/30/23	2,700,000	2,774,566
U.S. Treasury Notes, 0.25%, 11/15/23	5,500,000	5,500,859
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	7,044,855
U.S. Treasury Notes, 0.125%, 12/15/23	3,000,000	2,989,219
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,587,627
U.S. Treasury Notes, 0.25%, 3/15/24	16,000,000	15,973,750
U.S. Treasury Notes, 0.375%, 4/15/24	1,000,000	1,001,289

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.125%, 2/28/25	$8,700,000	$8,888,783
U.S. Treasury Notes, 0.25%, 5/31/25	1,000,000	984,941
U.S. Treasury Notes, 0.25%, 8/31/25	7,800,000	7,652,074
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,387,645
U.S. Treasury Notes, 0.375%, 1/31/26	1,000,000	980,273
U.S. Treasury Notes, 0.50%, 2/28/26	4,200,000	4,137,328
U.S. Treasury Notes, 0.75%, 3/31/26	1,000,000	996,172
U.S. Treasury Notes, 1.375%, 8/31/26	1,500,000	1,534,658
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	103,479
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	728,697
U.S. Treasury Notes, 1.50%, 1/31/27	2,000,000	2,052,305
U.S. Treasury Notes, 1.125%, 2/28/27	1,200,000	1,204,805
U.S. Treasury Notes, 0.625%, 3/31/27	10,000,000	9,741,211
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	480,850
U.S. Treasury Notes, 0.50%, 8/31/27	1,600,000	1,533,531
U.S. Treasury Notes, 0.625%, 12/31/27	3,500,000	3,360,000
U.S. Treasury Notes, 1.125%, 2/29/28	2,000,000	1,980,312
U.S. Treasury Notes, 1.25%, 3/31/28	2,200,000	2,193,812
U.S. Treasury Notes, 1.25%, 4/30/28	8,800,000	8,766,313
TOTAL U.S. TREASURY SECURITIES (Cost $165,192,521)		167,687,916
CORPORATE BONDS — 9.6%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 2/4/26	420,000	420,837
Boeing Co. (The), 5.81%, 5/1/50	390,000	501,496
L3Harris Technologies, Inc., 1.80%, 1/15/31	140,000	133,293
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	89,691
Raytheon Technologies Corp., 4.125%, 11/16/28	500,000	567,976
Teledyne Technologies, Inc., 2.25%, 4/1/28	770,000	774,306
		2,487,599
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	590,000	633,129
Southwest Airlines Co., 5.125%, 6/15/27	508,000	594,627
		1,227,756
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	210,000	220,559
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	406,930
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	317,683
General Motors Co., 5.15%, 4/1/38	260,000	305,890
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	821,182
General Motors Financial Co., Inc., 2.70%, 8/20/27	440,000	453,678
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	420,000	422,976
		2,728,339
Banks — 1.2%
Banco Santander SA, 2.96%, 3/25/31	600,000	606,439
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	320,000	320,860
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	740,000	742,725
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	800,000	752,704
Bank of America Corp., VRN, 3.42%, 12/20/28	755,000	818,247
Bank of America Corp., VRN, 3.48%, 3/13/52	200,000	205,357
BNP Paribas SA, VRN, 2.59%, 8/12/35(3)	490,000	469,367

	Shares/ Principal Amount	Value
Citigroup, Inc., VRN, 3.52%, 10/27/28	$623,000	$678,032
Citigroup, Inc., VRN, 2.57%, 6/3/31	1,140,000	1,144,998
Commonwealth Bank of Australia, 2.69%, 3/11/31(3)	515,000	503,972
FNB Corp., 2.20%, 2/24/23	460,000	468,183
HSBC Holdings plc, VRN, 1.59%, 5/24/27	545,000	541,592
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	670,000	684,565
JPMorgan Chase & Co., VRN, 2.74%, 10/15/30	427,000	438,457
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	324,000	327,604
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	400,000	401,239
JPMorgan Chase & Co., VRN, 3.33%, 4/22/52	280,000	280,582
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	540,000	563,311
PNC Bank N.A., 4.05%, 7/26/28	540,000	613,700
Truist Bank, VRN, 2.64%, 9/17/29	275,000	289,663
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,440,000	1,492,856
Wells Fargo & Co., VRN, 3.07%, 4/30/41	515,000	509,251
		12,853,704
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	598,288
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	739,903
Coca-Cola Co. (The), 3.00%, 3/5/51	320,000	313,221
		1,651,412
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	440,000	470,734
AbbVie, Inc., 4.55%, 3/15/35	110,000	130,398
AbbVie, Inc., 4.40%, 11/6/42	240,000	278,064
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	927,716
Gilead Sciences, Inc., 1.20%, 10/1/27	113,000	109,500
		1,916,412
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	140,000	139,288
Capital Markets — 0.8%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	565,000	569,304
Blackstone Secured Lending Fund, 2.75%, 9/16/26(3)	400,000	402,851
CI Financial Corp., 3.20%, 12/17/30	243,000	247,809
FS KKR Capital Corp., 3.40%, 1/15/26	865,000	885,357
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28	1,780,000	1,962,920
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	240,000	242,636
Golub Capital BDC, Inc., 2.50%, 8/24/26	415,000	412,527
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	634,000	596,690
Morgan Stanley, VRN, 1.59%, 5/4/27	1,203,000	1,209,336
Morgan Stanley, VRN, 3.22%, 4/22/42	101,000	102,493
Owl Rock Capital Corp., 3.40%, 7/15/26	800,000	830,220
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	615,000	671,137
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	375,000	392,648
		8,525,928
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50	420,000	429,369
Huntsman International LLC, 4.50%, 5/1/29	50,000	56,170
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	177,000	175,023
		660,562

	Shares/ Principal Amount	Value
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	$358,000	$357,846
Sodexo, Inc., 2.72%, 4/16/31(3)	910,000	904,676
Waste Connections, Inc., 2.60%, 2/1/30	270,000	275,901
Waste Management, Inc., 2.50%, 11/15/50	150,000	131,944
		1,670,367
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	330,000	339,241
Construction Materials†
Martin Marietta Materials, Inc., 2.50%, 3/15/30	152,000	153,423
Vulcan Materials Co., 3.50%, 6/1/30	160,000	174,265
		327,688
Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	390,000	416,254
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	550,000	603,598
		1,019,852
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26(3)	410,000	406,855
WRKCo, Inc., 3.00%, 9/15/24	201,000	213,798
		620,653
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	245,067
Pepperdine University, 3.30%, 12/1/59	355,000	348,811
		593,878
Diversified Financial Services — 0.1%
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	230,000	228,180
GE Capital Funding LLC, 4.40%, 5/15/30(3)	300,000	341,506
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300,000	345,528
		915,214
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 2.55%, 12/1/33(3)	1,165,000	1,111,600
AT&T, Inc., 3.55%, 9/15/55(3)	627,000	578,685
AT&T, Inc., 3.80%, 12/1/57(3)	47,000	44,911
Telefonica Emisiones SA, 4.90%, 3/6/48	700,000	803,903
Verizon Communications, Inc., 2.10%, 3/22/28	320,000	323,113
Verizon Communications, Inc., 4.40%, 11/1/34	493,000	575,382
Verizon Communications, Inc., 2.65%, 11/20/40	576,000	534,442
Verizon Communications, Inc., 2.99%, 10/30/56(3)	215,000	192,593
		4,164,629
Electric Utilities — 0.6%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	360,338
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	180,000	195,397
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	160,000	173,880
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	357,939
DTE Electric Co., 2.25%, 3/1/30	330,000	334,147
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	157,251
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	355,844
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	247,737
Duke Energy Progress LLC, 4.15%, 12/1/44	289,000	331,797
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	164,613
Exelon Corp., 4.45%, 4/15/46	150,000	176,179

	Shares/ Principal Amount	Value
Florida Power & Light Co., 4.125%, 2/1/42	$169,000	$199,936
Indiana Michigan Power Co., 3.25%, 5/1/51	157,000	156,557
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	349,881
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	322,189
Northern States Power Co., 2.60%, 6/1/51	160,000	147,687
Northern States Power Co., 3.20%, 4/1/52	240,000	247,315
Pacific Gas and Electric Co., 4.20%, 6/1/41	155,000	153,786
PacifiCorp, 3.30%, 3/15/51	310,000	316,781
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	303,047
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	360,000	336,417
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	97,001
Virginia Electric and Power Co., 2.45%, 12/15/50	407,000	357,869
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	356,122
		6,199,710
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(3)	175,000	174,759
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	148,000	155,599
Entertainment†
Netflix, Inc., 4.875%, 4/15/28	303,000	349,208
Equity Real Estate Investment Trusts (REITs) — 0.8%
Boston Properties LP, 2.55%, 4/1/32	220,000	212,958
Brixmor Operating Partnership LP, 4.125%, 5/15/29	370,000	407,304
Corporate Office Properties LP, 2.75%, 4/15/31	415,000	410,140
Crown Castle International Corp., 3.65%, 9/1/27	372,000	408,594
Crown Castle International Corp., 3.80%, 2/15/28	305,000	335,194
EPR Properties, 4.75%, 12/15/26	276,000	290,315
EPR Properties, 4.95%, 4/15/28	610,000	638,342
Equinix, Inc., 5.375%, 5/15/27	370,000	397,618
Federal Realty Investment Trust, 3.625%, 8/1/46	440,000	443,401
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	370,000	419,285
Host Hotels & Resorts LP, 4.00%, 6/15/25	430,000	462,725
Host Hotels & Resorts LP, 4.50%, 2/1/26	180,000	197,511
Hudson Pacific Properties LP, 3.25%, 1/15/30	233,000	239,027
Kilroy Realty LP, 2.50%, 11/15/32	410,000	394,448
National Health Investors, Inc., 3.00%, 2/1/31	885,000	842,411
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	735,000	744,239
Spirit Realty LP, 3.20%, 1/15/27	153,000	161,627
Spirit Realty LP, 4.00%, 7/15/29	375,000	410,750
Spirit Realty LP, 3.20%, 2/15/31	397,000	407,910
STORE Capital Corp., 4.50%, 3/15/28	598,000	667,265
		8,491,064
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	350,000	375,197
Sysco Corp., 5.95%, 4/1/30	700,000	883,431
Walmart, Inc., 4.05%, 6/29/48	210,000	252,235
		1,510,863
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	452,000	467,392
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 1.96%, 2/11/31	320,000	305,123

	Shares/ Principal Amount	Value
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$380,000	$400,248
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	180,000	194,791
		900,162
Health Care Providers and Services — 0.3%
Centene Corp., 3.375%, 2/15/30	399,000	400,997
Cigna Corp., 2.40%, 3/15/30	390,000	390,596
Cigna Corp., 3.40%, 3/15/51	358,000	356,030
CVS Health Corp., 4.30%, 3/25/28	350,000	398,528
CVS Health Corp., 1.75%, 8/21/30	310,000	292,128
CVS Health Corp., 4.78%, 3/25/38	160,000	191,556
DaVita, Inc., 4.625%, 6/1/30(3)	410,000	415,638
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	186,108
Universal Health Services, Inc., 2.65%, 10/15/30(3)	750,000	730,965
		3,362,546
Hotels, Restaurants and Leisure — 0.1%
Las Vegas Sands Corp., 3.90%, 8/8/29	81,000	84,569
Marriott International, Inc., 2.85%, 4/15/31	210,000	208,932
Marriott International, Inc., 3.50%, 10/15/32	522,000	545,657
		839,158
Household Durables†
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	121,536
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	326,724
		448,260
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	315,000	323,151
General Electric Co., 4.35%, 5/1/50	360,000	401,510
		724,661
Insurance — 0.3%
Athene Holding Ltd., 3.50%, 1/15/31	1,300,000	1,366,586
Equitable Financial Life Global Funding, 1.80%, 3/8/28(3)	290,000	285,491
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(3)	600,000	579,750
Sammons Financial Group, Inc., 3.35%, 4/16/31(3)	584,000	590,493
SBL Holdings, Inc., 5.00%, 2/18/31(3)	300,000	318,338
		3,140,658
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	605,000	599,283
International Business Machines Corp., 3.50%, 5/15/29	530,000	583,111
		1,182,394
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	712,000	701,270
Charles River Laboratories International, Inc., 4.00%, 3/15/31(3)	270,000	278,734
Illumina, Inc., 2.55%, 3/23/31	527,000	523,359
		1,503,363
Machinery†
Cummins, Inc., 2.60%, 9/1/50	260,000	238,315
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	368,000	418,776
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	430,000	414,253
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	670,000	739,259

	Shares/ Principal Amount	Value
Comcast Corp., 3.40%, 4/1/30	$595,000	$648,642
Comcast Corp., 3.20%, 7/15/36	248,000	260,731
Comcast Corp., 3.75%, 4/1/40	100,000	110,481
Discovery Communications LLC, 5.20%, 9/20/47	645,000	758,146
Omnicom Group, Inc., 2.60%, 8/1/31(4)	280,000	279,713
Time Warner Cable LLC, 4.50%, 9/15/42	615,000	666,395
ViacomCBS, Inc., 4.375%, 3/15/43	265,000	287,310
		4,583,706
Metals and Mining — 0.1%
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	170,000	187,700
Steel Dynamics, Inc., 3.45%, 4/15/30	215,000	231,392
Teck Resources Ltd., 3.90%, 7/15/30	140,000	148,908
Teck Resources Ltd., 6.25%, 7/15/41	340,000	432,145
		1,000,145
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	465,061
CenterPoint Energy, Inc., 4.25%, 11/1/28	369,000	417,572
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	331,306
NiSource, Inc., 5.65%, 2/1/45	290,000	384,646
Sempra Energy, 3.25%, 6/15/27	180,000	194,881
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	476,948
		2,270,414
Multiline Retail†
Kohl's Corp., 3.375%, 5/1/31	320,000	327,020
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	660,000	687,754
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	169,705
BP Capital Markets America, Inc., 2.94%, 6/4/51	315,000	286,898
Chevron Corp., 2.00%, 5/11/27	240,000	248,388
Diamondback Energy, Inc., 3.50%, 12/1/29	440,000	461,157
Ecopetrol SA, 5.875%, 5/28/45	90,000	95,967
Energy Transfer LP, 3.60%, 2/1/23	160,000	166,513
Energy Transfer LP, 4.25%, 3/15/23	370,000	389,450
Energy Transfer LP, 3.75%, 5/15/30	400,000	416,672
Energy Transfer LP, 4.90%, 3/15/35	270,000	296,086
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	538,571
Equinor ASA, 1.75%, 1/22/26	240,000	247,282
Equinor ASA, 3.25%, 11/18/49	230,000	230,837
Exxon Mobil Corp., 1.57%, 4/15/23	390,000	399,898
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	350,000	466,168
MPLX LP, 4.50%, 4/15/38	64,000	70,373
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	245,390
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	61,260
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,394
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	187,418
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	350,000	360,902
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	640,000	734,739
Suncor Energy, Inc., 3.75%, 3/4/51	290,000	290,552
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	250,000	263,838
		7,364,212

	Shares/ Principal Amount	Value
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	$370,000	$379,763
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	302,878
Royalty Pharma plc, 2.20%, 9/2/30(3)	420,000	401,584
Viatris, Inc., 2.70%, 6/22/30(3)	342,000	338,231
Viatris, Inc., 4.00%, 6/22/50(3)	139,000	138,438
		1,181,131
Real Estate Management and Development — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(3)	983,000	1,021,455
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	400,000	412,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	63,455
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	690,000	798,180
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	203,853
CSX Corp., 3.25%, 6/1/27	390,000	426,140
DAE Funding LLC, 3.375%, 3/20/28(3)	642,000	642,473
Norfolk Southern Corp., 3.05%, 5/15/50	200,000	192,076
Union Pacific Corp., 2.40%, 2/5/30	270,000	274,564
Union Pacific Corp., MTN, 3.55%, 8/15/39	450,000	484,543
		3,497,284
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	385,000	422,089
Microchip Technology, Inc., 2.67%, 9/1/23(3)	675,000	704,368
		1,126,457
Software — 0.1%
Microsoft Corp., 2.53%, 6/1/50	220,000	205,290
Oracle Corp., 4.00%, 7/15/46	600,000	627,753
		833,043
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.50%, 4/15/27	280,000	297,457
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	56,951
Home Depot, Inc. (The), 2.375%, 3/15/51	620,000	542,245
Lowe's Cos., Inc., 1.30%, 4/15/28	391,000	375,157
Lowe's Cos., Inc., 2.625%, 4/1/31	400,000	405,965
		1,677,775
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.65%, 2/8/51	655,000	609,205
Dell International LLC / EMC Corp., 4.90%, 10/1/26(3)	535,000	615,041
EMC Corp., 3.375%, 6/1/23	780,000	809,585
Seagate HDD Cayman, 4.875%, 3/1/24	150,000	162,188
Western Digital Corp., 4.75%, 2/15/26	319,000	354,090
		2,550,109
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(3)	751,000	832,754
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	470,000	479,450
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	483,000	516,810
T-Mobile USA, Inc., 2.625%, 2/15/29	156,000	152,161

	Shares/ Principal Amount	Value
T-Mobile USA, Inc., 3.50%, 4/15/31	$555,000	$564,019
Vodafone Group plc, 4.375%, 2/19/43	320,000	364,208
		1,597,198
TOTAL CORPORATE BONDS (Cost $101,134,422)		102,473,109
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.51%, (1-year H15T1Y plus 2.25%), 9/1/35	97,106	103,707
FHLMC, VRN, 2.67%, (12-month LIBOR plus 1.87%), 7/1/36	24,639	26,157
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	90,759	97,211
FHLMC, VRN, 2.52%, (1-year H15T1Y plus 2.26%), 4/1/37	93,969	100,247
FHLMC, VRN, 2.60%, (12-month LIBOR plus 1.77%), 2/1/38	37,254	39,633
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.87%), 6/1/38	21,373	22,319
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	20,368	21,248
FHLMC, VRN, 3.46%, (12-month LIBOR plus 1.88%), 5/1/41	10,335	10,796
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.86%), 7/1/41	92,470	98,325
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	10,692	10,963
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	414	415
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	8,156	8,192
FHLMC, VRN, 2.88%, (12-month LIBOR plus 1.63%), 1/1/44	110,441	115,436
FHLMC, VRN, 2.61%, (12-month LIBOR plus 1.60%), 6/1/45	95,011	99,542
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	215,940	225,018
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	334,757	350,345
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	55,426	57,818
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	57,229	59,689
FNMA, VRN, 2.44%, (1-year H15T1Y plus 2.16%), 3/1/38	72,926	77,622
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	8,328	8,664
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	11,555	12,275
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	23,837	25,206
FNMA, VRN, 2.12%, (12-month LIBOR plus 1.59%), 3/1/43	40,667	41,853
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	216,986	227,027
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	127,687	133,694
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	221,541	232,466
		2,205,868
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.9%
FHLMC, 6.50%, 1/1/28	6,089	6,852
FHLMC, 5.50%, 12/1/33	61,027	70,074
FHLMC, 5.00%, 7/1/35	480,504	556,218
FHLMC, 5.50%, 1/1/38	43,971	51,324
FHLMC, 6.00%, 8/1/38	21,962	25,057
FHLMC, 3.50%, 12/1/47	336,909	361,514
UMBS, 3.00%, TBA	1,000,000	1,047,500
FNMA, 6.50%, 1/1/29	9,832	11,186
FNMA, 7.50%, 7/1/29	12,221	12,368
FNMA, 7.50%, 9/1/30	6,667	7,808
FNMA, 5.00%, 7/1/31	245,273	278,484
FNMA, 6.50%, 9/1/31	9,935	11,172
FNMA, 7.00%, 9/1/31	3,187	3,373
FNMA, 6.50%, 1/1/32	8,611	9,686
FNMA, 6.50%, 8/1/32	11,262	12,840
FNMA, 5.50%, 6/1/33	34,038	39,435
FNMA, 5.50%, 7/1/33	52,103	60,328

	Shares/ Principal Amount	Value
FNMA, 5.50%, 8/1/33	$114,104	$132,369
FNMA, 5.50%, 9/1/33	65,824	76,349
FNMA, 5.00%, 11/1/33	180,292	207,675
FNMA, 3.50%, 3/1/34	194,791	209,532
FNMA, 5.00%, 4/1/35	231,290	266,887
FNMA, 5.00%, 2/1/36	147,492	170,619
FNMA, 5.50%, 4/1/36	54,647	63,608
FNMA, 5.50%, 5/1/36	106,891	124,373
FNMA, 5.00%, 11/1/36	392,005	453,071
FNMA, 5.50%, 2/1/37	27,697	32,286
FNMA, 6.00%, 7/1/37	197,778	232,320
FNMA, 6.50%, 8/1/37	20,985	24,116
FNMA, 5.50%, 7/1/39	181,628	211,457
FNMA, 5.00%, 4/1/40	412,457	477,515
FNMA, 5.00%, 6/1/40	311,583	358,122
FNMA, 4.50%, 8/1/40	473,147	530,784
FNMA, 4.50%, 9/1/40	1,061,876	1,199,469
FNMA, 3.50%, 1/1/41	512,202	557,839
FNMA, 4.00%, 1/1/41	556,455	617,975
FNMA, 4.00%, 5/1/41	499,234	549,692
FNMA, 4.50%, 9/1/41	194,138	216,704
FNMA, 4.50%, 9/1/41	940,641	1,056,961
FNMA, 4.00%, 1/1/42	415,709	460,941
FNMA, 3.50%, 5/1/42	979,646	1,073,116
FNMA, 3.50%, 6/1/42	303,973	333,081
FNMA, 6.50%, 8/1/47	7,675	8,338
FNMA, 6.50%, 9/1/47	15,484	16,760
FNMA, 6.50%, 9/1/47	746	809
FNMA, 6.50%, 9/1/47	8,175	8,846
FNMA, 3.50%, 3/1/48	702,778	751,085
FNMA, 4.00%, 6/1/48	1,910,610	2,058,021
FNMA, 4.50%, 7/1/48	595,050	651,901
FNMA, 4.00%, 8/1/48	1,645,367	1,770,312
FNMA, 3.50%, 4/1/49	468,913	499,072
FNMA, 4.00%, 6/1/49	3,591,585	3,858,308
FNMA, 3.50%, 9/1/49	1,080,565	1,149,926
FNMA, 3.00%, 12/1/49	1,560,957	1,638,968
FNMA, 3.00%, 3/1/50	982,597	1,031,735
FNMA, 3.00%, 3/1/50	2,674,192	2,825,995
FNMA, 3.00%, 6/1/50	576,318	604,625
FNMA, 3.00%, 6/1/50	557,464	585,495
FNMA, 3.00%, 6/1/50	818,101	863,182
FNMA, 3.00%, 6/1/50	6,126,433	6,420,352
FNMA, 3.00%, 8/1/50	2,232,265	2,339,583
FNMA, 2.50%, 10/1/50	2,325,109	2,415,269
GNMA, 2.50%, TBA	9,200,000	9,563,687
GNMA, 3.00%, TBA	3,500,000	3,662,695
GNMA, 7.00%, 4/20/26	16,269	18,034
GNMA, 7.50%, 8/15/26	10,441	11,672
GNMA, 7.00%, 2/15/28	2,737	2,748
GNMA, 7.50%, 2/15/28	1,050	1,053
GNMA, 7.00%, 12/15/28	2,908	2,919

	Shares/ Principal Amount	Value
GNMA, 7.00%, 5/15/31	$23,604	$27,782
GNMA, 5.50%, 11/15/32	68,167	78,907
GNMA, 4.50%, 5/20/41	189,263	212,120
GNMA, 4.50%, 6/15/41	235,079	270,091
GNMA, 3.50%, 6/20/42	408,619	442,030
GNMA, 4.50%, 11/20/43	257,997	289,663
GNMA, 3.50%, 3/15/46	1,651,115	1,776,884
GNMA, 2.50%, 7/20/46	465,889	488,486
GNMA, 3.00%, 4/20/50	3,527,750	3,705,958
		62,255,391
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $63,071,983)		64,461,259
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Private Sponsor Collateralized Mortgage Obligations — 1.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,419	4,546
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.69%, 3/25/35	118,941	121,198
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	103,333	105,296
Arroyo Mortgage Trust, Series 2018-1, Class A2, VRN, 4.02%, 4/25/48(3)	1,176,311	1,181,448
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.62%, 6/25/34	78,209	79,877
Bellemeade Re Ltd., Series 19-3A, Class B1, VRN, 2.61%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	400,771
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.76%, (1-month LIBOR plus 2.65%), 8/25/28(3)	1,200,000	1,200,389
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.06%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	360,612
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/26/30(3)	480,000	489,762
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	240,183	245,955
COLT Funding LLC, Series 2021-3R, Class A2, 1.26%, 12/25/64(3)	1,674,000	1,673,995
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(3)	600,000	621,098
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,693	1,646
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	508,105	516,522
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1 SEQ, 1.21%, 5/25/65(3)	1,462,285	1,471,676
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, 1.41%, 5/25/65(3)	850,471	853,232
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	617,002	618,225
CSMC Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	586,185	596,633
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	133,484	138,202
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	607,620	608,459

	Shares/ Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.88%, 6/25/34	$33,817	$33,875
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.96%, 5/25/34	58,454	57,676
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	82,676	84,638
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.36%, (1-month LIBOR plus 3.25%), 10/25/30(3)	950,000	963,156
Home RE Ltd., Series 21-1 Class M1B, VRN, 1.66%, (1-month LIBOR plus 1.55%), 7/25/33(3)	360,000	353,831
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	28,566	28,950
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	259,823	264,229
JPMorgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	506,500	517,557
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	109,044	110,256
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.20%, 11/25/35	57,118	57,081
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	97,677	98,492
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	877,684	938,889
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, 0.86%, 5/25/55(3)(4)	750,000	750,000
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.51%, (1-month LIBOR plus 2.40%), 10/25/30(3)	343,794	344,293
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(3)	750,000	772,758
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	61,284	61,371
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	89,064	91,119
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	446,000	460,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.43%, 7/25/34	45,249	46,644
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	605,867	609,642
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	692,830	697,141
		18,632,064
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	506,682	516,686
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	513,705	513,100
FHLMC, Series 2014-DN3, Class M3, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/25/24	174,732	178,570
FHLMC, Series 2014-DN4, Class M3, VRN, 4.66%, (1-month LIBOR plus 4.55%), 10/25/24	89,786	92,096
FHLMC, Series 2014-HQ1, Class M3, VRN, 4.21%, (1-month LIBOR plus 4.10%), 8/25/24	311,759	315,157
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.86%, (1-month LIBOR plus 4.75%), 10/25/24	1,706,331	1,724,871

	Shares/ Principal Amount	Value
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.81%, (1-month LIBOR plus 3.70%), 4/25/28	$308,026	$316,277
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.36%, (1-month LIBOR plus 3.25%), 5/25/25	124,121	126,058
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.66%, (1-month LIBOR plus 5.55%), 7/25/28	901,566	949,581
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.76%, (1-month LIBOR plus 4.65%), 10/25/28	460,719	482,299
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	787,763	835,528
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.01%, (1-month LIBOR plus 3.90%), 4/25/29	527,828	550,087
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.36%, (1-month LIBOR plus 3.25%), 7/25/29	806,104	837,744
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.56%, (1-month LIBOR plus 3.45%), 10/25/29	217,886	226,526
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.41%, (1-month LIBOR plus 2.30%), 10/25/48(3)	150,000	152,414
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.56%, (1-month LIBOR plus 2.45%), 3/25/49(3)	306,546	312,058
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 6/25/50(3)	447,292	452,073
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.81%, (SOFR plus 2.80%), 10/25/50(3)	750,000	763,184
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.71%, (1-month LIBOR plus 3.60%), 7/25/50(3)	295,767	299,804
FNMA, Series 2013-C01, Class M2, VRN, 5.36%, (1-month LIBOR plus 5.25%), 10/25/23	878,860	916,707
FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	212,680	212,878
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	303,723	307,063
FNMA, Series 2014-C03, Class 2M2, VRN, 3.01%, (1-month LIBOR plus 2.90%), 7/25/24	364,860	368,417
FNMA, Series 2014-C04, Class 1M2, VRN, 5.01%, (1-month LIBOR plus 4.90%), 11/25/24	288,744	298,947
FNMA, Series 2014-C04, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 11/25/24	129,686	133,194
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	747,765	766,513
FNMA, Series 2015-C03, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	360,603	367,143
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	483,757	513,645
FNMA, Series 2015-C04, Class 2M2, VRN, 5.66%, (1-month LIBOR plus 5.55%), 4/25/28	996,264	1,051,957
FNMA, Series 2016-C01, Class 2M2, VRN, 7.06%, (1-month LIBOR plus 6.95%), 8/25/28	614,165	654,958
FNMA, Series 2016-C04, Class 1M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 1/25/29	518,023	543,561
FNMA, Series 2016-C06, Class 1M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 4/25/29	256,977	268,241
		16,047,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,187,580)		34,679,401
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.14%, (3-month LIBOR plus 1.95%), 1/20/32(3)	800,000	806,897

	Shares/ Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.21%, (3-month LIBOR plus 1.02%), 4/20/31(3)	$750,000	$750,144
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.46%, (3-month LIBOR plus 1.28%), 2/12/30(3)	650,000	650,572
CIFC Funding Ltd., Series 2016-1A, Class A1R, VRN, 1.54%, (3-month LIBOR plus 1.35%), 10/21/31(3)	750,000	750,756
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.16%, (3-month LIBOR plus 0.97%), 4/18/31(3)	550,000	550,900
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.18%, (3-month LIBOR plus 3.00%), 4/20/34(3)	500,000	502,564
Elmwood CLO VII Ltd., Series 2020-4A, Class A, VRN, 1.58%, (3-month LIBOR plus 1.39%), 1/17/34(3)	800,000	805,004
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.99%, (3-month LIBOR plus 1.80%), 4/20/34(3)	750,000	739,881
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(3)	550,000	551,270
Kayne CLO Ltd., Series 2019-6A, Class A1, VRN, 1.57%, (3-month LIBOR plus 1.38%), 1/20/33(3)	650,000	652,627
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.34%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	450,649
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.69%, (3-month LIBOR plus 1.50%), 10/17/31(3)	750,000	752,785
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.44%, (3-month LIBOR plus 1.26%), 1/15/33(3)	1,000,000	1,002,513
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.16%, (3-month LIBOR plus 0.98%), 4/15/31(3)	650,000	649,149
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.19%, (3-month LIBOR plus 2.00%), 4/20/34(3)	925,000	924,998
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.51%, (3-month LIBOR plus 1.33%), 10/15/32(3)	750,000	751,707
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class C, VRN, 2.13%, (3-month LIBOR plus 1.95%), 7/20/34(3)(4)	300,000	300,000
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class D, VRN, 3.23%, (3-month LIBOR plus 3.05%), 7/20/34(3)(4)	275,000	275,000
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(3)	1,100,000	1,101,959
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.28%, (3-month LIBOR plus 2.10%), 10/20/31(3)	750,000	748,132
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.28%, (3-month LIBOR plus 2.10%), 4/20/34(3)	875,000	875,000
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.38%, (3-month LIBOR plus 1.19%), 10/20/30(3)	650,000	650,779
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.51%, (3-month LIBOR plus 1.33%), 8/20/32(3)	750,000	751,813
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.43%, (3-month LIBOR plus 1.24%), 7/20/30(3)	950,000	950,738
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.34%, (3-month LIBOR plus 1.15%), 4/18/31(3)	675,000	675,712
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.48%, (3-month LIBOR plus 1.29%), 4/18/33(3)	500,000	500,608
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(3)	875,000	872,029

	Shares/ Principal Amount	Value
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.26%, (3-month LIBOR plus 1.07%), 10/20/28(3)	$411,302	$411,173
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.15%, (3-month LIBOR plus 0.97%), 4/25/31(3)	700,000	700,022
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $20,053,368)		20,105,381
ASSET-BACKED SECURITIES — 1.7%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	379,546	388,965
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(3)	1,100,000	1,100,580
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	1,200,000	1,194,057
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	499,313	536,875
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	941,014	971,617
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	600,000	605,493
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	893,594	937,899
Mosaic Solar Loan Trust, Series 2021-1A, Class B, 2.05%, 12/20/46(3)	878,328	876,176
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	74,166	74,332
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	121,116	122,490
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	279,399	285,786
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	369,120	384,410
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	998,288	1,011,131
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,550,000	2,579,402
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	1,145,440	1,164,854
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(3)	600,000	598,401
Progress Residential Trust, Series 2021-SFR3, Class B, 1.89%, 5/17/26(3)	1,300,000	1,300,727
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	500,324
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	276,957	287,977
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	424,357	436,168
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	570,420	574,891
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	238,694	246,419
Towd Point Mortgage Trust, Series 2018-2, Class A1, VRN, 3.25%, 3/25/58(3)	813,612	850,495
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	229,650	238,652

	Shares/ Principal Amount	Value
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	$183,015	$184,115
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	379,351	398,214
TOTAL ASSET-BACKED SECURITIES (Cost $17,562,583)		17,850,450
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	436,831
California State University Rev., 2.98%, 11/1/51	500,000	499,293
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	287,681
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	225,000	227,675
Houston GO, 3.96%, 3/1/47	120,000	140,400
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	144,550
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	83,393
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	897,642
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	164,736
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	320,643
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	148,310
New York City GO, 6.27%, 12/1/37	95,000	136,088
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	333,936
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	130,389
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	67,250
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	495,000	504,189
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	406,454
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	287,343
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	142,447
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	149,665
State of California GO, 4.60%, 4/1/38	355,000	411,512
State of California GO, 7.55%, 4/1/39	100,000	164,714
State of California GO, 7.30%, 10/1/39	160,000	247,757
State of California GO, 7.60%, 11/1/40	80,000	135,673
State of Washington GO, 5.14%, 8/1/40	20,000	27,422
TOTAL MUNICIPAL SECURITIES (Cost $5,521,517)		6,495,993
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 0.375%, 9/23/25	1,900,000	1,871,358
FNMA, 0.75%, 10/8/27	2,000,000	1,937,981
FNMA, 6.625%, 11/15/30	600,000	858,108
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,617,374)		4,667,447
EXCHANGE-TRADED FUNDS — 0.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $3,885,194)	143,100	3,928,095
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	100,879
Chile Government International Bond, 3.625%, 10/30/42	100,000	106,602
		207,481

	Shares/ Principal Amount	Value
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	$600,000	$673,125
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	226,793
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	209,756
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	146,876
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	117,732
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	137,016
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,517,098)		1,718,779
BANK LOAN OBLIGATIONS(5)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $504,630)	504,000	502,866
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $20,909,595)	20,909,595	20,909,595
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $902,097,161)		1,085,478,015
OTHER ASSETS AND LIABILITIES — (1.9)%		(20,621,808)
TOTAL NET ASSETS — 100.0%		$1,064,856,207

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	129	June 2021	$28,477,758	$3,117
U.S. Treasury 5-Year Notes	164	June 2021	20,325,750	11,264
U.S. Treasury Long Bonds	3	June 2021	471,750	(3,944)
U.S. Treasury Ultra Bonds	1	June 2021	185,906	(2,315)
			$49,461,164	$8,122
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	124	June 2021	$16,371,875	$15,174
U.S. Treasury 10-Year Ultra Notes	48	June 2021	6,986,250	(20,191)
			$23,358,125	$(5,017)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$120,595	$120,067
CPURNSA	Receive	2.34%	2/5/26	$4,000,000	524	82,957	83,482
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	524	83,732	84,256
CPURNSA	Receive	2.30%	2/24/26	$4,000,000	524	88,086	88,610
CPURNSA	Receive	2.40%	2/9/31	$2,000,000	522	37,598	38,119
					$1,566	$412,968	$414,534

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $842,697.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,241,581, which represented 7.1% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $902,097,161)	$1,085,478,015
Cash	318,139
Receivable for investments sold	8,065,576
Receivable for capital shares sold	235,192
Dividends and interest receivable	2,686,307
1,096,783,229

Liabilities
Payable for investments purchased	30,638,733
Payable for capital shares redeemed	200,615
Payable for variation margin on futures contracts	322,355
Payable for variation margin on swap agreements	4,065
Accrued management fees	761,254
31,927,022

Net Assets	$1,064,856,207

Net Assets Consist of:
Capital (par value and paid-in surplus)	$778,423,605
Distributable earnings	286,432,602
$1,064,856,207

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$959,807,723	44,466,248	$21.59
I Class, $0.01 Par Value	$100,297,221	4,643,077	$21.60
R5 Class, $0.01 Par Value	$4,751,263	219,991	$21.60

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,871)	$5,006,681
Interest	3,518,199
8,524,880

Expenses:
Management fees	4,458,720
Directors' fees and expenses	13,167
Other expenses	2,181
4,474,068

Net investment income (loss)	4,050,812

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	104,654,373
Futures contract transactions	1,358,417
Swap agreement transactions	766
106,013,556

Change in net unrealized appreciation (depreciation) on:
Investments	35,089,860
Futures contracts	44,076
Swap agreements	450,237
35,584,173

Net realized and unrealized gain (loss)	141,597,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$145,648,541

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$4,050,812	$9,729,769
Net realized gain (loss)	106,013,556	53,394,706
Change in net unrealized appreciation (depreciation)	35,584,173	2,590,228
Net increase (decrease) in net assets resulting from operations	145,648,541	65,714,703

Distributions to Shareholders
From earnings:
Investor Class	(47,687,542)	(40,169,645)
I Class	(5,764,398)	(3,755,952)
R5 Class	(212,403)	(156,553)
Decrease in net assets from distributions	(53,664,343)	(44,082,150)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,473,805	12,514,699

Net increase (decrease) in net assets	120,458,003	34,147,252

Net Assets
Beginning of period	944,398,204	910,250,952
End of period	$1,064,856,207	$944,398,204

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,837,870 and $7,054,155, respectively. The effect of interfund transactions on the Statement of Operations was $903,637 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $1,106,794,190, of which $334,533,167 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 totaled $1,142,043,406, of which $318,699,144 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	2,418,378	$50,211,967	4,046,798	$78,184,412
Issued in reinvestment of distributions	2,289,372	45,954,940	2,048,400	39,160,124
Redeemed	(2,889,211)	(59,898,726)	(6,997,025)	(132,646,617)
	1,818,539	36,268,181	(901,827)	(15,302,081)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	601,414	12,452,554	2,500,437	47,238,943
Issued in reinvestment of distributions	286,812	5,763,421	196,097	3,754,687
Redeemed	(1,286,512)	(26,845,274)	(1,231,351)	(23,595,556)
	(398,286)	(8,629,299)	1,465,183	27,398,074
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	36,997	773,571	26,145	502,174
Issued in reinvestment of distributions	10,569	212,403	8,180	156,553
Redeemed	(7,192)	(151,051)	(13,204)	(240,021)
	40,374	834,923	21,121	418,706
Net increase (decrease)	1,460,627	$28,473,805	584,477	$12,514,699

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$639,997,724	—	—
U.S. Treasury Securities	—	$167,687,916	—
Corporate Bonds	—	102,473,109	—
U.S. Government Agency Mortgage-Backed Securities	—	64,461,259	—
Collateralized Mortgage Obligations	—	34,679,401	—
Collateralized Loan Obligations	—	20,105,381	—
Asset-Backed Securities	—	17,850,450	—
Municipal Securities	—	6,495,993	—
U.S. Government Agency Securities	—	4,667,447	—
Exchange-Traded Funds	3,928,095	—	—
Sovereign Governments and Agencies	—	1,718,779	—
Bank Loan Obligations	—	502,866	—
Temporary Cash Investments	20,909,595	—	—
	$664,835,414	$420,642,601	—
Other Financial Instruments
Futures Contracts	$29,555	—	—
Swap Agreements	—	$414,534	—
	$29,555	$414,534	—

Liabilities
Other Financial Instruments
Futures Contracts	$26,450	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $4,468,660 futures contracts purchased.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $28,679,634 futures contracts purchased and $11,622,867 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $10,500,000.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$322,355
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	4,065
		—		$326,420
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,086,027	Change in net unrealized appreciation (depreciation) on futures contracts	$94,605
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	272,390	Change in net unrealized appreciation (depreciation) on futures contracts	(50,529)
Other Contracts	Net realized gain (loss) on swap agreement transactions	766	Change in net unrealized appreciation (depreciation) on swap agreements	450,237
		$1,359,183		$494,313

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$903,895,635
Gross tax appreciation of investments	$186,826,569
Gross tax depreciation of investments	(5,244,189)
Net tax appreciation (depreciation) of investments	$181,582,380

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$19.73	0.08	2.90	2.98	(0.09)	(1.03)	(1.12)	$21.59	15.51%	0.90%(4)	0.77%(4)	108%	$959,808
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
2019	$18.55	0.29	1.73	2.02	(0.29)	(1.03)	(1.32)	$19.25	11.82%	0.90%	1.58%	101%	$838,309
2018	$19.31	0.25	0.09	0.34	(0.25)	(0.85)	(1.10)	$18.55	1.72%	0.90%	1.32%	115%	$798,120
2017	$17.39	0.26	2.10	2.36	(0.28)	(0.16)	(0.44)	$19.31	13.78%	0.91%	1.44%	112%	$814,569
2016	$17.91	0.25	0.26	0.51	(0.26)	(0.77)	(1.03)	$17.39	3.14%	0.90%	1.44%	104%	$754,957
I Class
2021(3)	$19.74	0.10	2.90	3.00	(0.11)	(1.03)	(1.14)	$21.60	15.62%	0.70%(4)	0.97%(4)	108%	$100,297
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$68,889
2018	$19.32	0.29	0.09	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.92%	0.70%	1.52%	115%	$62,077
2017	$17.40	0.30	2.09	2.39	(0.31)	(0.16)	(0.47)	$19.32	13.99%	0.71%	1.64%	112%	$73,385
2016	$17.92	0.28	0.27	0.55	(0.30)	(0.77)	(1.07)	$17.40	3.35%	0.70%	1.64%	104%	$58,915
R5 Class
2021(3)	$19.74	0.10	2.90	3.00	(0.11)	(1.03)	(1.14)	$21.60	15.62%	0.70%(4)	0.97%(4)	108%	$4,751
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$3,053
2018	$19.32	0.30	0.08	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.93%	0.70%	1.52%	115%	$2,574
2017(5)	$18.18	0.17	1.14	1.31	(0.17)	—	(0.17)	$19.32	7.21%	0.71%(4)	1.66%(4)	112%(6)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2106

Semiannual Report

April 30, 2021

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	8.5%
Alphabet, Inc., Class A	7.7%
Visa, Inc., Class A	5.0%
NVIDIA Corp.	3.5%
PayPal Holdings, Inc.	3.1%
Tesla, Inc.	2.9%
Facebook, Inc., Class A	2.6%
Procter & Gamble Co. (The)	2.2%

Top Five Industries	% of net assets
Software	17.1%
Interactive Media and Services	10.7%
IT Services	9.5%
Internet and Direct Marketing Retail	9.1%
Technology Hardware, Storage and Peripherals	8.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Temporary Cash Investments	0.2%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.3)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,248.10	$5.41	0.97%
I Class	$1,000	$1,249.30	$4.29	0.77%
Y Class	$1,000	$1,250.10	$3.46	0.62%
A Class	$1,000	$1,246.60	$6.80	1.22%
C Class	$1,000	$1,241.80	$10.95	1.97%
R Class	$1,000	$1,244.90	$8.18	1.47%
R5 Class	$1,000	$1,249.30	$4.29	0.77%
R6 Class	$1,000	$1,250.30	$3.46	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	780,813	$159,176,538
Auto Components — 1.7%
Aptiv plc(1)	1,409,430	202,802,883
Automobiles — 2.9%
Tesla, Inc.(1)	496,397	352,163,888
Biotechnology — 2.3%
Amgen, Inc.	534,177	128,010,176
CRISPR Therapeutics AG(1)	317,841	41,722,988
Natera, Inc.(1)	180,887	19,901,188
Vertex Pharmaceuticals, Inc.(1)	418,883	91,400,271
		281,034,623
Building Products — 1.1%
Masco Corp.	1,510,584	96,496,106
Trex Co., Inc.(1)	371,226	40,088,696
		136,584,802
Capital Markets — 1.6%
S&P Global, Inc.	509,221	198,794,786
Electrical Equipment — 1.9%
Ballard Power Systems, Inc.(1)	2,056,343	44,972,221
Generac Holdings, Inc.(1)	242,239	78,473,324
Rockwell Automation, Inc.	395,903	104,621,327
		228,066,872
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	318,783	56,848,572
Cognex Corp.	1,133,427	97,610,733
Keysight Technologies, Inc.(1)	685,044	98,886,102
		253,345,407
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	900,001	42,246,047
Take-Two Interactive Software, Inc.(1)	348,043	61,039,781
Walt Disney Co. (The)(1)	686,179	127,643,018
		230,928,846
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	442,360	132,584,139
Food Products — 1.6%
Beyond Meat, Inc.(1)(2)	132,321	17,424,029
Mondelez International, Inc., Class A	2,521,177	153,312,774
Vital Farms, Inc.(1)	863,807	21,007,786
		191,744,589
Health Care Equipment and Supplies — 2.6%
DexCom, Inc.(1)	193,335	74,646,644
Edwards Lifesciences Corp.(1)	529,429	50,571,058
IDEXX Laboratories, Inc.(1)	92,684	50,882,589
Insulet Corp.(1)	103,141	30,449,286
Intuitive Surgical, Inc.(1)	124,932	108,066,180
		314,615,757
6

	Shares	Value
Health Care Providers and Services — 2.2%
Guardant Health, Inc.(1)	82,133	$13,057,504
UnitedHealth Group, Inc.	648,655	258,683,614
		271,741,118
Health Care Technology — 0.6%
Teladoc Health, Inc.(1)	220,231	37,956,813
Veeva Systems, Inc., Class A(1)	127,148	35,912,952
		73,869,765
Hotels, Restaurants and Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	67,984	101,434,167
Domino's Pizza, Inc.	152,443	64,382,777
Expedia Group, Inc.(1)	545,717	96,171,707
		261,988,651
Household Products — 2.2%
Procter & Gamble Co. (The)	1,976,781	263,742,121
Insurance — 0.7%
Progressive Corp. (The)	416,958	42,004,349
SelectQuote, Inc.(1)	1,423,285	44,306,862
		86,311,211
Interactive Media and Services — 10.7%
Alphabet, Inc., Class A(1)	398,058	936,829,503
Facebook, Inc., Class A(1)	958,622	311,628,840
Twitter, Inc.(1)	964,424	53,255,493
		1,301,713,836
Internet and Direct Marketing Retail — 9.1%
Amazon.com, Inc.(1)	301,024	1,043,776,638
Chewy, Inc., Class A(1)(2)	466,546	37,193,047
Wayfair, Inc., Class A(1)	99,438	29,390,890
		1,110,360,575
IT Services — 9.5%
Fastly, Inc., Class A(1)(2)	544,663	34,787,626
Okta, Inc.(1)	189,937	51,226,009
PayPal Holdings, Inc.(1)	1,443,133	378,519,355
Shopify, Inc., Class A(1)	24,132	28,536,331
Twilio, Inc., Class A(1)	142,767	52,509,703
Visa, Inc., Class A	2,614,017	610,529,810
		1,156,108,834
Life Sciences Tools and Services — 1.1%
10X Genomics, Inc., Class A(1)	279,107	55,207,364
Agilent Technologies, Inc.	447,187	59,762,071
Repligen Corp.(1)	100,342	21,243,405
		136,212,840
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	269,477	84,561,882
Pharmaceuticals — 2.0%
Merck & Co., Inc.	485,535	36,172,358
Novo Nordisk A/S, B Shares	1,336,177	98,566,363
Zoetis, Inc.	609,048	105,383,575
		240,122,296
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	1,132,423	63,030,664
Union Pacific Corp.	356,618	79,201,292
		142,231,956
7

	Shares	Value
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	1,815,170	$148,154,175
Analog Devices, Inc.	550,781	84,357,618
ASML Holding NV	376,501	244,402,416
Broadcom, Inc.	18,531	8,453,842
NVIDIA Corp.	721,972	433,457,549
		918,825,600
Software — 17.1%
Datadog, Inc., Class A(1)	539,262	46,252,502
DocuSign, Inc.(1)	226,482	50,491,897
Microsoft Corp.	5,917,801	1,492,351,056
PagerDuty, Inc.(1)	1,381,477	58,657,513
salesforce.com, Inc.(1)	717,437	165,240,090
Splunk, Inc.(1)	501,498	63,399,377
Workday, Inc., Class A(1)	357,466	88,294,102
Zendesk, Inc.(1)	842,717	123,163,090
		2,087,849,627
Specialty Retail — 1.1%
Home Depot, Inc. (The)	408,825	132,324,388
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	7,940,876	1,043,907,559
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	1,414,049	187,531,178
TOTAL COMMON STOCKS (Cost $5,227,633,233)		12,181,246,567
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $4,741,593), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $4,650,409)		4,650,405
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $15,812,133), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $15,502,000)		15,502,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,973,790	3,973,790
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,126,195)		24,126,195
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $28,192,224)	28,192,224	28,192,224
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $5,279,951,652)		12,233,564,986
OTHER ASSETS AND LIABILITIES — (0.3)%		(39,852,213)
TOTAL NET ASSETS — 100.0%		$12,193,712,773

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,400,517	USD	7,711,036	Credit Suisse AG	6/30/21	$(7,028)
USD	8,676,283	EUR	7,362,254	Credit Suisse AG	6/30/21	(185,322)
USD	9,398,417	EUR	7,914,789	Credit Suisse AG	6/30/21	(128,251)
USD	9,861,323	EUR	8,268,156	Credit Suisse AG	6/30/21	(90,676)
USD	8,033,271	EUR	6,688,540	Credit Suisse AG	6/30/21	(17,417)
USD	8,214,731	EUR	6,784,548	Credit Suisse AG	6/30/21	48,483
USD	151,252,382	EUR	126,545,828	Credit Suisse AG	6/30/21	(1,065,002)
USD	4,737,049	EUR	3,986,986	Credit Suisse AG	6/30/21	(61,902)
USD	7,493,485	EUR	6,325,725	Credit Suisse AG	6/30/21	(120,498)
USD	11,614,546	EUR	9,850,015	Credit Suisse AG	6/30/21	(241,463)
						$(1,869,076)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $39,120,466. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $40,237,990, which includes securities collateral of $12,045,766.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,251,759,428) — including $39,120,466 of securities on loan	$12,205,372,762
Investment made with cash collateral received for securities on loan, at value (cost of $28,192,224)	28,192,224
Total investment securities, at value (cost of $5,279,951,652)	12,233,564,986
Receivable for investments sold	18,587,583
Receivable for capital shares sold	1,896,868
Unrealized appreciation on forward foreign currency exchange contracts	48,483
Dividends and interest receivable	2,702,719
Securities lending receivable	12,925
12,256,813,564

Liabilities
Payable for collateral received for securities on loan	28,192,224
Payable for investments purchased	18,513,341
Payable for capital shares redeemed	5,407,452
Unrealized depreciation on forward foreign currency exchange contracts	1,917,559
Accrued management fees	8,991,306
Distribution and service fees payable	78,909
63,100,791

Net Assets	$12,193,712,773

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,499,024,046
Distributable earnings	7,694,688,727
$12,193,712,773

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$9,130,621,546	180,471,079	$50.59
I Class, $0.01 Par Value	$2,025,434,244	39,090,603	$51.81
Y Class, $0.01 Par Value	$60,544,105	1,166,098	$51.92
A Class, $0.01 Par Value	$128,998,038	2,658,550	$48.52*
C Class, $0.01 Par Value	$11,112,009	248,719	$44.68
R Class, $0.01 Par Value	$107,260,328	2,293,437	$46.77
R5 Class, $0.01 Par Value	$775,807	14,958	$51.87
R6 Class, $0.01 Par Value	$728,966,696	14,062,359	$51.84
*Maximum offering price $51.48 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $278,433)	$40,116,736
Securities lending, net	130,075
Interest	10,593
40,257,404

Expenses:
Management fees	52,063,620
Distribution and service fees:
A Class	146,371
C Class	64,074
R Class	260,467
Directors' fees and expenses	146,689
Other expenses	12,091
52,693,312

Net investment income (loss)	(12,435,908)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	761,649,963
Forward foreign currency exchange contract transactions	(1,641,238)
Futures contract transactions	7,636,093
Foreign currency translation transactions	(78,896)
767,565,922

Change in net unrealized appreciation (depreciation) on:
Investments	1,752,459,310
Forward foreign currency exchange contracts	(2,613,181)
Translation of assets and liabilities in foreign currencies	24,628
1,749,870,757

Net realized and unrealized gain (loss)	2,517,436,679

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,505,000,771

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$(12,435,908)	$238,951
Net realized gain (loss)	767,565,922	599,196,803
Change in net unrealized appreciation (depreciation)	1,749,870,757	1,536,989,906
Net increase (decrease) in net assets resulting from operations	2,505,000,771	2,136,425,660

Distributions to Shareholders
From earnings:
Investor Class	(282,536,513)	(480,259,209)
I Class	(62,416,300)	(114,436,997)
Y Class	(1,866,955)	(4,514,391)
A Class	(3,978,341)	(7,229,137)
C Class	(543,385)	(744,058)
R Class	(3,787,686)	(7,119,319)
R5 Class	(15,831)	(42,460)
R6 Class	(21,373,938)	(41,181,311)
Decrease in net assets from distributions	(376,518,949)	(655,526,882)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(187,261,873)	728,589,142

Net increase (decrease) in net assets	1,941,219,949	2,209,487,920

Net Assets
Beginning of period	10,252,492,824	8,043,004,904
End of period	$12,193,712,773	$10,252,492,824

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$28,192,224	—	—	—	$28,192,224
Gross amount of recognized liabilities for securities lending transactions					$28,192,224

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $3,320,944 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended April 30, 2021 were $1,264,533,602 and $1,784,897,509, respectively.
For the period ended April 30, 2021, the fund incurred net realized gains of $41,171,480 from redemptions in kind. A redemption in kind occurs when a fund delivers securities into its portfolio in lieu of cash as payment to a redeeming shareholder.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	3,042,925	$143,235,993	9,314,651	$343,295,401
Issued in connection with reorganization (Note 10)	—	—	33,740,937	1,281,095,913
Issued in reinvestment of distributions	5,939,478	269,213,813	12,608,305	463,439,340
Redeemed	(11,086,729)	(525,344,061)	(38,931,327)	(1,459,424,248)
	(2,104,326)	(112,894,255)	16,732,566	628,406,406
I Class/Shares Authorized	460,000,000		460,000,000
Sold	2,872,622	137,166,233	14,389,473	554,081,579
Issued in connection with reorganization (Note 10)	—	—	238,480	9,244,211
Issued in reinvestment of distributions	1,332,208	61,801,152	3,019,127	113,217,452
Redeemed	(5,228,861)	(253,040,312)	(15,353,587)	(606,960,175)
	(1,024,031)	(54,072,927)	2,293,493	69,583,067
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	67,636	3,264,646	153,010	5,711,874
Issued in reinvestment of distributions	39,621	1,840,784	119,002	4,461,395
Redeemed	(153,598)	(7,407,331)	(524,867)	(19,910,740)
	(46,341)	(2,301,901)	(252,855)	(9,737,471)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	389,689	17,623,421	683,766	24,686,474
Issued in connection with reorganization (Note 10)	—	—	422,151	15,436,291
Issued in reinvestment of distributions	83,670	3,641,334	164,961	5,847,619
Redeemed	(355,979)	(16,153,022)	(1,436,368)	(51,778,786)
	117,380	5,111,733	(165,490)	(5,808,402)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	17,156	711,823	74,102	2,515,992
Issued in connection with reorganization (Note 10)	—	—	124,022	4,225,593
Issued in reinvestment of distributions	12,972	521,225	20,026	661,725
Redeemed	(143,375)	(5,902,932)	(115,923)	(3,918,628)
	(113,247)	(4,669,884)	102,227	3,484,682
R Class/Shares Authorized	40,000,000		40,000,000
Sold	135,637	5,929,343	431,377	15,135,430
Issued in connection with reorganization (Note 10)	—	—	461,820	16,348,203
Issued in reinvestment of distributions	89,107	3,740,945	205,542	7,043,451
Redeemed	(399,469)	(17,549,981)	(1,236,289)	(42,445,952)
	(174,725)	(7,879,693)	(137,550)	(3,918,868)
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	4,934	240,633	999	38,826
Issued in reinvestment of distributions	341	15,831	1,135	42,460
Redeemed	(408)	(20,764)	(6,612)	(240,109)
	4,867	235,700	(4,478)	(158,823)
R6 Class/Shares Authorized	200,000,000		200,000,000
Sold	1,696,508	81,361,039	4,275,401	166,984,195
Issued in reinvestment of distributions	460,844	21,373,938	1,098,511	41,181,311
Redeemed	(2,364,368)	(113,525,623)	(4,210,873)	(161,426,955)
	(207,016)	(10,790,646)	1,163,039	46,738,551
Net increase (decrease)	(3,547,439)	$(187,261,873)	19,730,952	$728,589,142
17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$11,838,277,788	$342,968,779	—
Temporary Cash Investments	3,973,790	20,152,405	—
Temporary Cash Investments - Securities Lending Collateral	28,192,224	—	—
	$11,870,443,802	$363,121,184	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$48,483	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,917,559	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $38,492,480 futures contracts purchased.

18

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $200,102,572.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$48,483	Unrealized depreciation on forward foreign currency exchange contracts	$1,917,559

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$7,636,093	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(1,641,238)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(2,613,181)
		$5,994,855		$(2,613,181)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

19

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,285,926,463
Gross tax appreciation of investments	$7,009,012,469
Gross tax depreciation of investments	(61,373,946)
Net tax appreciation (depreciation) of investments	$6,947,638,523
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2020, the fund had late-year ordinary loss deferrals of $(5,155,258), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization

On September 11, 2019, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of All Cap Growth Fund, one fund in a series issued by the corporation, were transferred to Growth Fund in exchange for shares of Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on February 21, 2020.

The reorganization was accomplished by a tax-free exchange of shares. On February 21, 2020, All Cap Growth Fund exchanged its shares for shares of Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
All Cap Growth Fund – Investor Class	36,344,493	Growth Fund – Investor Class	33,740,937
All Cap Growth Fund – I Class	256,052	Growth Fund – I Class	238,480
All Cap Growth Fund – A Class	451,934	Growth Fund – A Class	422,151
All Cap Growth Fund – C Class	137,457	Growth Fund – C Class	124,022
All Cap Growth Fund – R Class	495,557	Growth Fund – R Class	461,820

The net assets of All Cap Growth Fund and Growth Fund immediately before the reorganization were $1,326,350,211 and $8,778,658,792, respectively. All Cap Growth Fund's unrealized appreciation of $530,451,716 was combined with that of Growth Fund. Immediately after the reorganization, the combined net assets were $10,105,009,003.

Assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period, the pro forma results of operations for the period ended October 31, 2020 are as follows:

Net investment income (loss)	$1,186,943
Net realized and unrealized gain (loss)	2,308,332,754
Net increase (decrease) in net assets resulting from operations	$2,309,519,697

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of All Cap Growth Fund that have been included in the fund’s Statement of Operations since February 21, 2020.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$41.94	(0.06)	10.27	10.21	—	(1.56)	(1.56)	$50.59	24.81%	0.97%(4)	(0.27)%(4)	11%	$9,130,622
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	(0.04)%	33%	$7,656,430
2019	$34.94	0.08	4.70	4.78	(0.08)	(3.84)	(3.92)	$35.80	16.35%	0.98%	0.24%	30%	$5,937,959
2018	$34.93	0.04	3.35	3.39	(0.06)	(3.32)	(3.38)	$34.94	10.22%	0.97%	0.13%	38%	$5,627,171
2017	$28.64	0.08	7.67	7.75	(0.17)	(1.29)	(1.46)	$34.93	28.26%	0.98%	0.26%	48%	$5,648,965
2016	$30.57	0.16	(0.08)	0.08	(0.10)	(1.91)	(2.01)	$28.64	0.40%	0.98%	0.57%	36%	$5,122,550
I Class
2021(3)	$42.87	(0.02)	10.52	10.50	—	(1.56)	(1.56)	$51.81	24.93%	0.77%(4)	(0.07)%(4)	11%	$2,025,434
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.16%	33%	$1,719,814
2019	$35.59	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.56	16.62%	0.78%	0.44%	30%	$1,382,618
2018	$35.52	0.12	3.40	3.52	(0.13)	(3.32)	(3.45)	$35.59	10.46%	0.77%	0.33%	38%	$1,230,065
2017	$29.11	0.15	7.78	7.93	(0.23)	(1.29)	(1.52)	$35.52	28.48%	0.78%	0.46%	48%	$1,271,821
2016	$31.03	0.23	(0.08)	0.15	(0.16)	(1.91)	(2.07)	$29.11	0.64%	0.78%	0.77%	36%	$1,297,685

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$42.93	0.02	10.53	10.55	—	(1.56)	(1.56)	$51.92	25.01%	0.62%(4)	0.08%(4)	11%	$60,544
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.31%	33%	$52,046
2019	$35.64	0.20	4.81	5.01	(0.20)	(3.84)	(4.04)	$36.61	16.78%	0.63%	0.59%	30%	$53,641
2018	$35.54	0.17	3.40	3.57	(0.15)	(3.32)	(3.47)	$35.64	10.61%	0.62%	0.48%	38%	$52,601
2017(5)	$30.93	0.08	4.53	4.61	—	—	—	$35.54	14.90%	0.63%(4)	0.43%(4)	48%(6)	$56,218
A Class
2021(3)	$40.32	(0.12)	9.88	9.76	—	(1.56)	(1.56)	$48.52	24.66%	1.22%(4)	(0.52)%(4)	11%	$128,998
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	(0.29)%	33%	$102,472
2019	$33.82	—(7)	4.54	4.54	—	(3.84)	(3.84)	$34.52	16.06%	1.23%	(0.01)%	30%	$93,422
2018	$33.94	(0.04)	3.24	3.20	—	(3.32)	(3.32)	$33.82	9.94%	1.22%	(0.12)%	38%	$103,115
2017	$27.86	0.01	7.46	7.47	(0.10)	(1.29)	(1.39)	$33.94	27.95%	1.23%	0.01%	48%	$113,348
2016	$29.78	0.10	(0.08)	0.02	(0.03)	(1.91)	(1.94)	$27.86	0.18%	1.23%	0.32%	36%	$147,133
C Class
2021(3)	$37.37	(0.26)	9.13	8.87	—	(1.56)	(1.56)	$44.68	24.18%	1.97%(4)	(1.27)%(4)	11%	$11,112
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	(1.04)%	33%	$13,527
2019	$32.18	(0.23)	4.26	4.03	—	(3.84)	(3.84)	$32.37	15.23%	1.98%	(0.76)%	30%	$8,408
2018	$32.67	(0.29)	3.12	2.83	—	(3.32)	(3.32)	$32.18	9.12%	1.97%	(0.87)%	38%	$9,871
2017	$26.97	(0.21)	7.20	6.99	—	(1.29)	(1.29)	$32.67	26.99%	1.98%	(0.74)%	48%	$9,962
2016	$29.08	(0.11)	(0.09)	(0.20)	—	(1.91)	(1.91)	$26.97	(0.58)%	1.98%	(0.43)%	36%	$9,379

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$38.96	(0.16)	9.53	9.37	—	(1.56)	(1.56)	$46.77	24.49%	1.47%(4)	(0.77)%(4)	11%	$107,260
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	(0.54)%	33%	$96,170
2019	$33.02	(0.08)	4.40	4.32	—	(3.84)	(3.84)	$33.50	15.78%	1.48%	(0.26)%	30%	$87,302
2018	$33.29	(0.13)	3.18	3.05	—	(3.32)	(3.32)	$33.02	9.66%	1.47%	(0.37)%	38%	$100,915
2017	$27.35	(0.07)	7.32	7.25	(0.02)	(1.29)	(1.31)	$33.29	27.62%	1.48%	(0.24)%	48%	$104,368
2016	$29.31	0.02	(0.07)	(0.05)	—	(1.91)	(1.91)	$27.35	(0.06)%	1.48%	0.07%	36%	$96,415
R5 Class
2021(3)	$42.91	(0.02)	10.54	10.52	—	(1.56)	(1.56)	$51.87	24.93%	0.77%(4)	(0.07)%(4)	11%	$776
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.16%	33%	$433
2019	$35.62	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.59	16.61%	0.78%	0.44%	30%	$533
2018	$35.53	0.12	3.40	3.52	(0.11)	(3.32)	(3.43)	$35.62	10.45%	0.77%	0.33%	38%	$404
2017(5)	$30.95	0.05	4.53	4.58	—	—	—	$35.53	14.80%	0.78%(4)	0.27%(4)	48%(6)	$6
R6 Class
2021(3)	$42.86	0.02	10.52	10.54	—	(1.56)	(1.56)	$51.84	25.03%	0.62%(4)	0.08%(4)	11%	$728,967
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.31%	33%	$611,600
2019	$35.59	0.21	4.80	5.01	(0.20)	(3.84)	(4.04)	$36.56	16.81%	0.63%	0.59%	30%	$479,123
2018	$35.53	0.17	3.40	3.57	(0.19)	(3.32)	(3.51)	$35.59	10.60%	0.62%	0.48%	38%	$834,003
2017	$29.11	0.18	7.80	7.98	(0.27)	(1.29)	(1.56)	$35.53	28.71%	0.63%	0.61%	48%	$963,039
2016	$31.04	0.26	(0.07)	0.19	(0.21)	(1.91)	(2.12)	$29.11	0.76%	0.63%	0.92%	36%	$390,201

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2106

Semiannual Report

April 30, 2021

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Cadence Design Systems, Inc.	3.0%
HubSpot, Inc.	2.4%
Cognex Corp.	2.4%
Palo Alto Networks, Inc.	2.2%
Encompass Health Corp.	2.2%
Twilio, Inc., Class A	2.2%
Manhattan Associates, Inc.	2.2%
Align Technology, Inc.	2.1%
Teradyne, Inc.	2.1%
Teleflex, Inc.	2.1%

Top Five Industries	% of net assets
Software	16.3%
Health Care Equipment and Supplies	6.9%
Semiconductors and Semiconductor Equipment	6.7%
Specialty Retail	4.6%
Life Sciences Tools and Services	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,279.90	$5.65	1.00%
I Class	$1,000	$1,280.80	$4.52	0.80%
Y Class	$1,000	$1,281.90	$3.68	0.65%
A Class	$1,000	$1,278.30	$7.06	1.25%
C Class	$1,000	$1,273.90	$11.28	2.00%
R Class	$1,000	$1,276.60	$8.47	1.50%
R5 Class	$1,000	$1,281.20	$4.52	0.80%
R6 Class	$1,000	$1,281.90	$3.68	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Auto Components — 1.6%
Aptiv plc(1)	656,675	$94,488,966
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	61,628	74,969,846
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc.(1)	443,216	62,333,898
Argenx SE, ADR(1)	156,776	44,949,247
Horizon Therapeutics plc(1)	956,255	90,480,848
Natera, Inc.(1)	307,378	33,817,728
Turning Point Therapeutics, Inc.(1)	352,857	26,898,289
		258,480,010
Building Products — 1.1%
Trane Technologies plc	373,678	64,956,447
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	553,920	86,799,264
MarketAxess Holdings, Inc.	106,480	52,011,221
MSCI, Inc.	213,928	103,919,804
		242,730,289
Chemicals — 1.5%
Albemarle Corp.	231,321	38,901,252
Element Solutions, Inc.	2,465,678	53,949,035
		92,850,287
Communications Equipment — 3.3%
Arista Networks, Inc.(1)	297,734	93,836,825
F5 Networks, Inc.(1)	558,348	104,277,072
		198,113,897
Containers and Packaging — 3.1%
Avery Dennison Corp.	589,502	126,253,643
Ball Corp.	667,382	62,493,651
		188,747,294
Electrical Equipment — 3.9%
AMETEK, Inc.	682,362	92,071,105
Generac Holdings, Inc.(1)	129,403	41,920,102
nVent Electric plc	1,989,500	60,580,275
Plug Power, Inc.(1)	142,216	4,054,578
Rockwell Automation, Inc.	145,260	38,386,407
		237,012,467
Electronic Equipment, Instruments and Components — 4.1%
Cognex Corp.	1,659,539	142,919,498
Keysight Technologies, Inc.(1)	717,565	103,580,508
		246,500,006
Entertainment — 4.1%
Live Nation Entertainment, Inc.(1)	839,888	68,770,030
ROBLOX Corp., Class A(1)	201,208	15,000,057
Roku, Inc.(1)	269,655	92,483,575
Zynga, Inc., Class A(1)	6,679,904	72,276,561
		248,530,223
6

	Shares	Value
Health Care Equipment and Supplies — 6.9%
Align Technology, Inc.(1)	214,365	$127,660,788
DexCom, Inc.(1)	159,102	61,429,282
IDEXX Laboratories, Inc.(1)	191,045	104,881,795
Teleflex, Inc.	298,908	126,282,652
		420,254,517
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	249,667	67,372,640
Encompass Health Corp.	1,592,723	135,158,474
		202,531,114
Health Care Technology — 2.6%
Teladoc Health, Inc.(1)	324,643	55,952,221
Veeva Systems, Inc., Class A(1)	357,647	101,017,395
		156,969,616
Hotels, Restaurants and Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	46,780	69,797,163
Las Vegas Sands Corp.(1)	1,281,450	78,501,627
		148,298,790
Insurance — 1.0%
SelectQuote, Inc.(1)	1,961,668	61,066,725
Interactive Media and Services — 1.7%
Match Group, Inc.(1)	678,858	105,650,671
Internet and Direct Marketing Retail — 1.8%
Chewy, Inc., Class A(1)	586,032	46,718,471
Etsy, Inc.(1)	299,906	59,618,314
		106,336,785
IT Services — 4.3%
Okta, Inc.(1)	239,386	64,562,404
Square, Inc., Class A(1)	248,983	60,956,018
Twilio, Inc., Class A(1)	359,760	132,319,728
		257,838,150
Leisure Products — 0.5%
Peloton Interactive, Inc., Class A(1)	285,178	28,047,256
Life Sciences Tools and Services — 4.4%
10X Genomics, Inc., Class A(1)	203,811	40,313,816
Bio-Techne Corp.	148,297	63,395,485
Mettler-Toledo International, Inc.(1)	83,392	109,520,381
Repligen Corp.(1)	244,420	51,746,158
		264,975,840
Machinery — 4.2%
Graco, Inc.	674,083	51,769,575
Parker-Hannifin Corp.	361,056	113,302,983
Rexnord Corp.	1,067,399	53,295,232
Westinghouse Air Brake Technologies Corp.	416,046	34,144,895
		252,512,685
Personal Products — 1.4%
Shiseido Co. Ltd.	1,173,300	85,382,524
Professional Services — 2.2%
CoStar Group, Inc.(1)	54,579	46,633,935
TransUnion	338,715	35,426,202
Verisk Analytics, Inc.	261,990	49,306,518
		131,366,655
7

	Shares	Value
Semiconductors and Semiconductor Equipment — 6.7%
Enphase Energy, Inc.(1)	220,950	$30,767,288
Marvell Technology, Inc.	1,899,183	85,862,063
Skyworks Solutions, Inc.	557,991	101,180,508
Teradyne, Inc.	1,012,216	126,607,977
Xilinx, Inc.	471,021	60,271,847
		404,689,683
Software — 16.3%
Atlassian Corp. plc, Class A(1)	403,163	95,775,402
Cadence Design Systems, Inc.(1)	1,398,765	184,315,264
Coupa Software, Inc.(1)	160,039	43,056,893
DocuSign, Inc.(1)	548,972	122,387,818
HubSpot, Inc.(1)	280,580	147,711,341
Manhattan Associates, Inc.(1)	951,904	130,639,305
Palo Alto Networks, Inc.(1)	382,937	135,326,106
RingCentral, Inc., Class A(1)	283,600	90,454,220
Splunk, Inc.(1)	271,654	34,342,499
		984,008,848
Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	351,347	114,655,066
Carvana Co.(1)	186,576	53,222,670
Five Below, Inc.(1)	262,495	52,832,369
Floor & Decor Holdings, Inc., Class A(1)	547,559	60,735,244
		281,445,349
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	269,090	90,217,804
Trading Companies and Distributors — 1.1%
W.W. Grainger, Inc.	160,602	69,627,391
TOTAL COMMON STOCKS (Cost $3,895,495,769)		5,998,600,135
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $10,164,668), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $9,969,195)		9,969,187
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $33,896,705), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $33,232,000)		33,232,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,518,726	8,518,726
TOTAL TEMPORARY CASH INVESTMENTS (Cost $51,719,913)		51,719,913
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,947,215,682)		6,050,320,048
OTHER ASSETS AND LIABILITIES†		(121,895)
TOTAL NET ASSETS — 100.0%		$6,050,198,153

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	440,041,140	USD	4,054,648	Bank of America N.A.	6/30/21	$(26,453)
JPY	337,475,160	USD	3,101,915	Bank of America N.A.	6/30/21	(12,622)
JPY	277,920,720	USD	2,549,345	Bank of America N.A.	6/30/21	(5,222)
JPY	386,942,130	USD	3,522,012	Bank of America N.A.	6/30/21	20,107
JPY	346,358,160	USD	3,207,564	Bank of America N.A.	6/30/21	(36,955)
JPY	222,809,670	USD	2,048,208	Bank of America N.A.	6/30/21	(8,579)
USD	82,321,643	JPY	8,969,560,380	Bank of America N.A.	6/30/21	213,101
USD	2,041,817	JPY	226,086,300	Bank of America N.A.	6/30/21	(27,807)
USD	1,727,007	JPY	190,794,780	Bank of America N.A.	6/30/21	(19,554)
USD	3,104,791	JPY	337,910,400	Bank of America N.A.	6/30/21	11,514
USD	2,678,440	JPY	289,335,780	Bank of America N.A.	6/30/21	29,822
						$137,352

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,947,215,682)	$6,050,320,048
Receivable for investments sold	19,555,874
Receivable for capital shares sold	1,069,875
Unrealized appreciation on forward foreign currency exchange contracts	274,544
Dividends and interest receivable	481,661
6,071,702,002

Liabilities
Payable for investments purchased	8,516,201
Payable for capital shares redeemed	7,921,628
Unrealized depreciation on forward foreign currency exchange contracts	137,192
Accrued management fees	4,822,472
Distribution and service fees payable	106,356
21,503,849

Net Assets	$6,050,198,153

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,572,323,284
Distributable earnings	2,477,874,869
$6,050,198,153

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,993,826,825	182,762,137	$27.32
I Class, $0.01 Par Value	$397,937,031	13,148,377	$30.27
Y Class, $0.01 Par Value	$74,304,256	2,408,240	$30.85
A Class, $0.01 Par Value	$349,425,634	14,670,334	$23.82*
C Class, $0.01 Par Value	$24,030,374	1,548,518	$15.52
R Class, $0.01 Par Value	$35,965,048	1,519,861	$23.66
R5 Class, $0.01 Par Value	$888,552	29,357	$30.27
R6 Class, $0.01 Par Value	$173,820,433	5,634,065	$30.85
*Maximum offering price $25.27 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $23,670)	$12,395,881
Securities lending, net	13,636
Interest	4,856
12,414,373

Expenses:
Management fees	28,249,509
Distribution and service fees:
A Class	414,846
C Class	154,995
R Class	88,853
Directors' fees and expenses	73,865
Other expenses	327
28,982,395

Net investment income (loss)	(16,568,022)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	415,482,425
Forward foreign currency exchange contract transactions	3,233,486
Foreign currency translation transactions	(25,849)
418,690,062

Change in net unrealized appreciation (depreciation) on:
Investments	967,394,243
Forward foreign currency exchange contracts	343,721
Translation of assets and liabilities in foreign currencies	(301)
967,737,663

Net realized and unrealized gain (loss)	1,386,427,725

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,369,859,703

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$(16,568,022)	$(21,722,245)
Net realized gain (loss)	418,690,062	742,646,637
Change in net unrealized appreciation (depreciation)	967,737,663	309,937,844
Net increase (decrease) in net assets resulting from operations	1,369,859,703	1,030,862,236

Distributions to Shareholders
From earnings:
Investor Class	(586,343,252)	(393,425,552)
I Class	(43,469,882)	(30,338,935)
Y Class	(7,086,626)	(5,616,329)
A Class	(45,691,761)	(31,178,565)
C Class	(7,188,612)	(6,010,954)
R Class	(5,053,233)	(3,890,228)
R5 Class	(94,815)	(409,601)
R6 Class	(19,890,507)	(13,008,625)
Decrease in net assets from distributions	(714,818,688)	(483,878,789)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	434,650,409	(129,879,890)

Net increase (decrease) in net assets	1,089,691,424	417,103,557

Net Assets
Beginning of period	4,960,506,729	4,543,403,172
End of period	$6,050,198,153	$4,960,506,729

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $414,003 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $1,186,029,639 and $1,511,957,076, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	4,704,510	$124,783,262	8,318,301	$170,505,402
Issued in reinvestment of distributions	22,643,244	564,894,893	18,572,102	380,170,938
Redeemed	(12,073,036)	(321,326,294)	(29,696,397)	(623,476,372)
	15,274,718	368,351,861	(2,805,994)	(72,800,032)
I Class/Shares Authorized	175,000,000		175,000,000
Sold	1,816,139	54,105,778	3,026,131	72,188,642
Issued in reinvestment of distributions	1,510,844	41,729,516	1,292,245	28,868,755
Redeemed	(2,507,560)	(73,910,985)	(6,286,808)	(144,634,896)
	819,423	21,924,309	(1,968,432)	(43,577,499)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	443,417	13,296,963	2,100,087	50,592,554
Issued in reinvestment of distributions	246,029	6,923,247	242,850	5,507,845
Redeemed	(236,290)	(7,170,657)	(1,637,996)	(41,380,807)
	453,156	13,049,553	704,941	14,719,592
A Class/Shares Authorized	170,000,000		170,000,000
Sold	1,532,515	35,431,152	2,133,477	40,359,264
Issued in reinvestment of distributions	1,995,136	43,434,105	1,643,351	29,958,297
Redeemed	(1,855,381)	(43,010,529)	(4,216,962)	(78,996,914)
	1,672,270	35,854,728	(440,134)	(8,679,353)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	42,045	662,103	102,610	1,363,953
Issued in reinvestment of distributions	503,874	7,170,128	435,672	5,615,807
Redeemed	(1,078,493)	(16,268,762)	(1,194,272)	(16,177,174)
	(532,574)	(8,436,531)	(655,990)	(9,197,414)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	162,550	3,754,111	308,951	5,835,185
Issued in reinvestment of distributions	233,252	5,049,747	212,437	3,864,234
Redeemed	(353,092)	(8,126,609)	(719,551)	(13,655,328)
	42,710	677,249	(198,163)	(3,955,909)
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	862	25,229	45,219	1,091,389
Issued in reinvestment of distributions	3,433	94,815	18,335	409,601
Redeemed	(25,151)	(767,265)	(169,115)	(3,123,113)
	(20,856)	(647,221)	(105,561)	(1,622,123)
R6 Class/Shares Authorized	70,000,000		70,000,000
Sold	935,730	27,959,134	1,630,358	37,972,288
Issued in reinvestment of distributions	705,357	19,848,742	573,408	13,004,903
Redeemed	(1,488,655)	(43,931,415)	(2,378,050)	(55,744,343)
	152,432	3,876,461	(174,284)	(4,767,152)
Net increase (decrease)	17,861,279	$434,650,409	(5,643,617)	$(129,879,890)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,913,217,611	$85,382,524	—
Temporary Cash Investments	8,518,726	43,201,187	—
	$5,921,736,337	$128,583,711	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$274,544	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$137,192	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $98,980,857.

18

The value of foreign currency risk derivative instruments as of April 30, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $274,544 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $137,192 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2021, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,233,486 in net realized gain (loss) on forward foreign currency exchange contract transactions and $343,721 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,949,563,987
Gross tax appreciation of investments	$2,125,318,392
Gross tax depreciation of investments	(24,562,331)
Net tax appreciation (depreciation) of investments	$2,100,756,061
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had late-year ordinary loss deferrals of $(22,845,536), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$24.38	(0.08)	6.57	6.49	(3.55)	$27.32	27.99%	1.00%(4)	(0.57)%(4)	21%	$4,993,827
2020	$21.74	(0.10)	5.09	4.99	(2.35)	$24.38	25.00%	1.00%	(0.47)%	85%	$4,083,843
2019	$23.19	(0.08)	2.95	2.87	(4.32)	$21.74	17.22%	1.00%	(0.38)%	82%	$3,702,699
2018	$23.67	(0.07)	1.70	1.63	(2.11)	$23.19	7.16%	1.00%	(0.30)%	85%	$3,787,202
2017	$21.28	(0.03)	4.18	4.15	(1.76)	$23.67	20.77%	1.01%	(0.15)%	56%	$4,083,669
2016	$24.59	(0.05)	(0.53)	(0.58)	(2.73)	$21.28	(2.26)%	1.00%	(0.21)%	62%	$3,823,112
I Class
2021(3)	$26.66	(0.05)	7.21	7.16	(3.55)	$30.27	28.08%	0.80%(4)	(0.37)%(4)	21%	$397,937
2020	$23.52	(0.06)	5.55	5.49	(2.35)	$26.66	25.25%	0.80%	(0.27)%	85%	$328,636
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	(0.18)%	82%	$336,242
2018	$25.00	(0.03)	1.80	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$247,267
2017	$22.34	—(5)	4.42	4.42	(1.76)	$25.00	21.01%	0.81%	0.05%	56%	$262,095
2016	$25.62	—(5)	(0.55)	(0.55)	(2.73)	$22.34	(2.07)%	0.80%	(0.01)%	62%	$155,695

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$27.10	(0.03)	7.33	7.30	(3.55)	$30.85	28.19%	0.65%(4)	(0.22)%(4)	21%	$74,304
2020	$23.84	(0.03)	5.64	5.61	(2.35)	$27.10	25.43%	0.65%	(0.12)%	85%	$52,978
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	(0.03)%	82%	$29,803
2018	$25.19	—(5)	1.82	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$9,694
2017(6)	$22.84	0.02	2.33	2.35	—	$25.19	10.29%	0.66%(4)	0.12%(4)	56%(7)	$6
A Class
2021(3)	$21.67	(0.10)	5.80	5.70	(3.55)	$23.82	27.83%	1.25%(4)	(0.82)%(4)	21%	$349,426
2020	$19.61	(0.14)	4.55	4.41	(2.35)	$21.67	24.73%	1.25%	(0.72)%	85%	$281,637
2019	$21.42	(0.12)	2.63	2.51	(4.32)	$19.61	16.91%	1.25%	(0.63)%	82%	$263,578
2018	$22.07	(0.12)	1.58	1.46	(2.11)	$21.42	6.89%	1.25%	(0.55)%	85%	$276,813
2017	$20.00	(0.08)	3.91	3.83	(1.76)	$22.07	20.48%	1.26%	(0.40)%	56%	$353,039
2016	$23.33	(0.09)	(0.51)	(0.60)	(2.73)	$20.00	(2.53)%	1.25%	(0.46)%	62%	$570,298
C Class
2021(3)	$15.22	(0.12)	3.97	3.85	(3.55)	$15.52	27.39%	2.00%(4)	(1.57)%(4)	21%	$24,030
2020	$14.54	(0.20)	3.23	3.03	(2.35)	$15.22	23.73%	2.00%	(1.47)%	85%	$31,677
2019	$17.18	(0.19)	1.87	1.68	(4.32)	$14.54	16.06%	2.00%	(1.38)%	82%	$39,794
2018	$18.22	(0.23)	1.30	1.07	(2.11)	$17.18	6.13%	2.00%	(1.30)%	85%	$57,552
2017	$16.92	(0.19)	3.25	3.06	(1.76)	$18.22	19.58%	2.01%	(1.15)%	56%	$88,629
2016	$20.31	(0.21)	(0.45)	(0.66)	(2.73)	$16.92	(3.29)%	2.00%	(1.21)%	62%	$103,292

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$21.57	(0.12)	5.76	5.64	(3.55)	$23.66	27.66%	1.50%(4)	(1.07)%(4)	21%	$35,965
2020	$19.58	(0.18)	4.52	4.34	(2.35)	$21.57	24.37%	1.50%	(0.97)%	85%	$31,862
2019	$21.43	(0.17)	2.64	2.47	(4.32)	$19.58	16.66%	1.50%	(0.88)%	82%	$32,803
2018	$22.13	(0.18)	1.59	1.41	(2.11)	$21.43	6.62%	1.50%	(0.80)%	85%	$32,464
2017	$20.10	(0.13)	3.92	3.79	(1.76)	$22.13	20.16%	1.51%	(0.65)%	56%	$39,033
2016	$23.48	(0.15)	(0.50)	(0.65)	(2.73)	$20.10	(2.75)%	1.50%	(0.71)%	62%	$43,875
R5 Class
2021(3)	$26.66	(0.05)	7.21	7.16	(3.55)	$30.27	28.12%	0.80%(4)	(0.37)%(4)	21%	$889
2020	$23.52	(0.04)	5.53	5.49	(2.35)	$26.66	25.25%	0.80%	(0.27)%	85%	$1,339
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	(0.18)%	82%	$3,663
2018	$25.00	(0.04)	1.81	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$3,053
2017(6)	$22.69	—(5)	2.31	2.31	—	$25.00	10.18%	0.81%(4)	(0.03)%(4)	56%(7)	$114
R6 Class
2021(3)	$27.10	(0.03)	7.33	7.30	(3.55)	$30.85	28.19%	0.65%(4)	(0.22)%(4)	21%	$173,820
2020	$23.84	(0.03)	5.64	5.61	(2.35)	$27.10	25.43%	0.65%	(0.12)%	85%	$148,536
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	(0.03)%	82%	$134,822
2018	$25.19	0.02	1.80	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$132,651
2017	$22.46	0.04	4.45	4.49	(1.76)	$25.19	21.22%	0.66%	0.20%	56%	$186,335
2016	$25.72	0.03	(0.56)	(0.53)	(2.73)	$22.46	(1.93)%	0.65%	0.14%	62%	$123,681

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2106

Semiannual Report

April 30, 2021

NT Growth Fund
G Class (ACLTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Microsoft Corp.	12.1%
Apple, Inc.	8.6%
Amazon.com, Inc.	8.5%
Alphabet, Inc., Class A	7.7%
Visa, Inc., Class A	5.0%
NVIDIA Corp.	3.5%
PayPal Holdings, Inc.	3.1%
Tesla, Inc.	2.9%
Facebook, Inc., Class A	2.5%
Procter & Gamble Co. (The)	2.2%

Top Five Industries	% of net assets
Software	16.9%
Interactive Media and Services	10.7%
IT Services	9.5%
Internet and Direct Marketing Retail	9.0%
Technology Hardware, Storage and Peripherals	8.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.3%
Temporary Cash Investments - Securities Lending Collateral	0.3%
Other Assets and Liabilities	(0.4)%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,253.00	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.80	$0.00	0.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
3

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	100,953	$20,580,279
Auto Components — 1.6%
Aptiv plc(1)	180,542	25,978,188
Automobiles — 2.9%
Tesla, Inc.(1)	64,270	45,595,709
Biotechnology — 2.3%
Amgen, Inc.	69,936	16,759,463
CRISPR Therapeutics AG(1)	40,951	5,375,638
Natera, Inc.(1)	23,785	2,616,826
Vertex Pharmaceuticals, Inc.(1)	55,587	12,129,083
		36,881,010
Building Products — 1.1%
Masco Corp.	197,100	12,590,748
Trex Co., Inc.(1)	43,781	4,727,910
		17,318,658
Capital Markets — 1.6%
S&P Global, Inc.	66,323	25,891,836
Electrical Equipment — 1.9%
Ballard Power Systems, Inc.(1)	264,369	5,781,750
Generac Holdings, Inc.(1)	31,100	10,074,845
Rockwell Automation, Inc.	51,051	13,490,737
		29,347,332
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	39,960	7,126,067
Cognex Corp.	145,083	12,494,548
Keysight Technologies, Inc.(1)	90,748	13,099,474
		32,720,089
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	119,422	5,605,669
Take-Two Interactive Software, Inc.(1)	44,756	7,849,307
Walt Disney Co. (The)(1)	88,800	16,518,576
		29,973,552
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	56,007	16,786,418
Food Products — 1.6%
Beyond Meat, Inc.(1)	17,412	2,292,812
Mondelez International, Inc., Class A	332,433	20,215,251
Vital Farms, Inc.(1)	111,836	2,719,851
		25,227,914
Health Care Equipment and Supplies — 2.6%
DexCom, Inc.(1)	25,323	9,777,210
Edwards Lifesciences Corp.(1)	68,763	6,568,242
IDEXX Laboratories, Inc.(1)	11,853	6,507,179
Insulet Corp.(1)	13,573	4,007,021
Intuitive Surgical, Inc.(1)	15,899	13,752,635
		40,612,287
4

	Shares	Value
Health Care Providers and Services — 2.2%
Guardant Health, Inc.(1)	10,782	$1,714,122
UnitedHealth Group, Inc.	83,101	33,140,679
		34,854,801
Health Care Technology — 0.6%
Teladoc Health, Inc.(1)	28,620	4,932,657
Veeva Systems, Inc., Class A(1)	15,366	4,340,127
		9,272,784
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	8,814	13,150,752
Domino's Pizza, Inc.	19,354	8,173,968
Expedia Group, Inc.(1)	71,046	12,520,437
		33,845,157
Household Products — 2.2%
Procter & Gamble Co. (The)	254,968	34,017,831
Insurance — 0.7%
Progressive Corp. (The)	56,957	5,737,848
SelectQuote, Inc.(1)	186,798	5,815,022
		11,552,870
Interactive Media and Services — 10.7%
Alphabet, Inc., Class A(1)	51,005	120,040,267
Facebook, Inc., Class A(1)	123,048	40,000,444
Twitter, Inc.(1)	131,341	7,252,650
		167,293,361
Internet and Direct Marketing Retail — 9.0%
Amazon.com, Inc.(1)	38,444	133,301,495
Chewy, Inc., Class A(1)(2)	61,208	4,879,502
Wayfair, Inc., Class A(1)	12,876	3,805,759
		141,986,756
IT Services — 9.5%
Fastly, Inc., Class A(1)(2)	72,086	4,604,133
Okta, Inc.(1)	24,270	6,545,619
PayPal Holdings, Inc.(1)	186,847	49,008,100
Shopify, Inc., Class A(1)	3,155	3,730,819
Twilio, Inc., Class A(1)	18,209	6,697,270
Visa, Inc., Class A	334,111	78,034,965
		148,620,906
Life Sciences Tools and Services — 1.1%
10X Genomics, Inc., Class A(1)	36,103	7,141,174
Agilent Technologies, Inc.	58,474	7,814,465
Repligen Corp.(1)	12,916	2,734,446
		17,690,085
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	34,428	10,803,506
Pharmaceuticals — 2.0%
Merck & Co., Inc.	62,144	4,629,728
Novo Nordisk A/S, B Shares	172,136	12,698,033
Zoetis, Inc.	78,779	13,631,130
		30,958,891
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	148,551	8,268,349
Union Pacific Corp.	45,280	10,056,235
		18,324,584
5

	Shares	Value
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	234,064	$19,104,304
Analog Devices, Inc.	70,906	10,859,963
ASML Holding NV	49,027	31,825,459
Broadcom, Inc.	2,390	1,090,318
NVIDIA Corp.	92,735	55,676,239
		118,556,283
Software — 16.9%
Datadog, Inc., Class A(1)	67,267	5,769,491
DocuSign, Inc.(1)	28,400	6,331,496
Microsoft Corp.	749,768	189,076,494
PagerDuty, Inc.(1)	180,799	7,676,726
salesforce.com, Inc.(1)	91,976	21,183,912
Splunk, Inc.(1)	63,334	8,006,684
Workday, Inc., Class A(1)	46,222	11,416,834
Zendesk, Inc.(1)	109,935	16,067,000
		265,528,637
Specialty Retail — 1.1%
Home Depot, Inc. (The)	52,461	16,980,052
Technology Hardware, Storage and Peripherals — 8.6%
Apple, Inc.	1,021,706	134,313,471
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	185,444	24,593,583
TOTAL COMMON STOCKS (Cost $851,867,543)		1,566,106,830
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $748,198), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $733,811)		733,810
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $2,494,956), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $2,446,000)		2,446,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	447,177	447,177
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,626,987)		3,626,987
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,988,452)	4,988,452	4,988,452
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $860,482,982)		1,574,722,269
OTHER ASSETS AND LIABILITIES — (0.4)%		(5,887,513)
TOTAL NET ASSETS — 100.0%		$1,568,834,756

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	833,459	USD	1,004,111	Credit Suisse AG	6/30/21	$(915)
USD	19,558,124	EUR	16,363,372	Credit Suisse AG	6/30/21	(137,713)
USD	612,538	EUR	515,549	Credit Suisse AG	6/30/21	(8,004)
USD	995,034	EUR	839,971	Credit Suisse AG	6/30/21	(16,001)
USD	1,512,408	EUR	1,282,637	Credit Suisse AG	6/30/21	(31,442)
USD	1,123,743	EUR	953,551	Credit Suisse AG	6/30/21	(24,003)
USD	1,367,662	EUR	1,151,764	Credit Suisse AG	6/30/21	(18,663)
USD	1,268,025	EUR	1,063,166	Credit Suisse AG	6/30/21	(11,660)
USD	1,046,072	EUR	870,965	Credit Suisse AG	6/30/21	(2,268)
USD	1,069,701	EUR	883,467	Credit Suisse AG	6/30/21	6,313
						$(244,356)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,483,635. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,802,896, which includes securities collateral of $4,814,444.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $855,494,530) — including $9,483,635 of securities on loan	$1,569,733,817
Investment made with cash collateral received for securities on loan, at value (cost of $4,988,452)	4,988,452
Total investment securities, at value (cost of $860,482,982)	1,574,722,269
Cash	230,000
Receivable for investments sold	2,396,234
Receivable for capital shares sold	3,602
Receivable for variation margin on futures contracts	150,534
Unrealized appreciation on forward foreign currency exchange contracts	6,313
Dividends and interest receivable	337,774
Securities lending receivable	2,336
1,577,849,062

Liabilities
Payable for collateral received for securities on loan	4,988,452
Payable for investments purchased	3,129,058
Payable for capital shares redeemed	646,127
Unrealized depreciation on forward foreign currency exchange contracts	250,669
9,014,306

Net Assets	$1,568,834,756

G Class Capital Shares, $0.01 Par Value
Shares authorized	780,000,000
Shares outstanding	70,197,492

Net Asset Value Per Share	$22.35

Net Assets Consist of:
Capital (par value and paid-in surplus)	$803,351,718
Distributable earnings	765,483,038
$1,568,834,756

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $34,980)	$5,108,200
Securities lending, net	30,782
Interest	1,657
5,140,639

Expenses:
Management fees	4,501,530
Directors' fees and expenses	18,672
Other expenses	9,149
4,529,351
Fees waived	(4,501,530)
27,821

Net investment income (loss)	5,112,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	49,628,311
Forward foreign currency exchange contract transactions	(198,742)
Futures contract transactions	1,575,362
Foreign currency translation transactions	(6,951)
50,997,980

Change in net unrealized appreciation (depreciation) on:
Investments	271,955,371
Forward foreign currency exchange contracts	(342,814)
Translation of assets and liabilities in foreign currencies	2,849
271,615,406

Net realized and unrealized gain (loss)	322,613,386

Net Increase (Decrease) in Net Assets Resulting from Operations	$327,726,204

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$5,112,818	$8,913,201
Net realized gain (loss)	50,997,980	194,190,011
Change in net unrealized appreciation (depreciation)	271,615,406	10,632,746
Net increase (decrease) in net assets resulting from operations	327,726,204	213,735,958

Distributions to Shareholders
From earnings	(156,222,533)	(121,765,935)

Capital Share Transactions
Proceeds from shares sold	117,905,114	642,945,523
Proceeds from reinvestment of distributions	156,222,533	121,765,935
Payments for shares redeemed	(159,512,699)	(651,200,701)
Net increase (decrease) in net assets from capital share transactions	114,614,948	113,510,757

Net increase (decrease) in net assets	286,118,619	205,480,780

Net Assets
Beginning of period	1,282,716,137	1,077,235,357
End of period	$1,568,834,756	$1,282,716,137

Transactions in Shares of the Fund
Sold	5,675,412	32,808,941
Issued in reinvestment of distributions	7,826,780	7,300,116
Redeemed	(7,452,372)	(35,290,362)
Net increase (decrease) in shares of the fund	6,049,820	4,818,695

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,988,452	—	—	—	$4,988,452
Gross amount of recognized liabilities for securities lending transactions					$4,988,452

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 55% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.450% to 0.640%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2021 was 0.62% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
13

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $527,190 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $236,305,977 and $271,451,517, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,521,583,338	$44,523,492	—
Temporary Cash Investments	447,177	3,179,810	—
Temporary Cash Investments - Securities Lending Collateral	4,988,452	—	—
	$1,527,018,967	$47,703,302	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,313	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$250,669	—

14

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $10,530,991 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $25,730,895.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts	$150,534	Payable for variation margin on futures contracts	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	6,313	Unrealized depreciation on forward foreign currency exchange contracts	$250,669
		$156,847		$250,669

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,575,362	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(198,742)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(342,814)
		$1,376,620		$(342,814)

15

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$863,821,135
Gross tax appreciation of investments	$719,580,032
Gross tax depreciation of investments	(8,678,898)
Net tax appreciation (depreciation) of investments	$710,901,134

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$20.00	0.07	4.70	4.77	(0.10)	(2.32)	(2.42)	$22.35	25.30%	0.00%(4)(5)	0.62%(4)	0.70%(4)	0.08%(4)	16%	$1,568,835
2020	$18.16	0.17	4.29	4.46	(0.27)	(2.35)	(2.62)	$20.00	27.44%	0.01%	0.63%	0.92%	0.30%	40%	$1,282,716
2019	$18.59	0.20	2.41	2.61	(0.22)	(2.82)	(3.04)	$18.16	18.16%	0.00%(5)	0.63%	1.20%	0.57%	43%	$1,077,235
2018	$18.38	0.20	1.80	2.00	(0.13)	(1.66)	(1.79)	$18.59	11.50%	0.00%(5)	0.62%	1.09%	0.47%	53%	$1,159,387
2017	$14.62	0.11	4.00	4.11	(0.12)	(0.23)	(0.35)	$18.38	28.64%	0.56%	0.74%	0.67%	0.49%	64%	$1,364,741
2016	$15.57	0.11	(0.06)	0.05	(0.07)	(0.93)	(1.00)	$14.62	0.49%	0.78%	0.78%	0.74%	0.74%	60%	$1,104,817

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92374 2106

Semiannual Report

April 30, 2021

NT Heritage Fund
G Class (ACLWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Cadence Design Systems, Inc.	3.1%
HubSpot, Inc.	2.4%
Cognex Corp.	2.4%
Encompass Health Corp.	2.2%
Palo Alto Networks, Inc.	2.2%
Twilio, Inc., Class A	2.2%
Manhattan Associates, Inc.	2.1%
Align Technology, Inc.	2.1%
Avery Dennison Corp.	2.1%
Teradyne, Inc.	2.1%

Top Five Industries	% of net assets
Software	16.2%
Health Care Equipment and Supplies	6.9%
Semiconductors and Semiconductor Equipment	6.7%
Specialty Retail	4.6%
Life Sciences Tools and Services	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	0.9%
Temporary Cash Investments - Securities Lending Collateral	0.7%
Other Assets and Liabilities	(0.4)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,284.80	$0.06	0.01%
Hypothetical
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Auto Components — 1.5%
Aptiv plc(1)	122,202	$17,583,646
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	11,572	14,077,222
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc.(1)	83,039	11,678,605
Argenx SE, ADR(1)	29,373	8,421,533
Horizon Therapeutics plc(1)	178,830	16,920,894
Natera, Inc.(1)	60,934	6,703,959
Turning Point Therapeutics, Inc.(1)	66,110	5,039,565
		48,764,556
Building Products — 1.1%
Trane Technologies plc	70,820	12,310,641
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	106,646	16,711,428
MarketAxess Holdings, Inc.	19,989	9,763,827
MSCI, Inc.	39,605	19,238,921
		45,714,176
Chemicals — 1.6%
Albemarle Corp.	42,796	7,197,003
Element Solutions, Inc.	479,093	10,482,555
		17,679,558
Communications Equipment — 3.2%
Arista Networks, Inc.(1)	55,344	17,442,768
F5 Networks, Inc.(1)	103,309	19,293,989
		36,736,757
Containers and Packaging — 3.1%
Avery Dennison Corp.	111,126	23,799,855
Ball Corp.	121,809	11,406,195
		35,206,050
Electrical Equipment — 3.9%
AMETEK, Inc.	127,428	17,193,860
Generac Holdings, Inc.(1)	24,144	7,821,449
nVent Electric plc	361,464	11,006,579
Plug Power, Inc.(1)	25,064	714,574
Rockwell Automation, Inc.	27,291	7,211,920
		43,948,382
Electronic Equipment, Instruments and Components — 4.1%
Cognex Corp.	315,621	27,181,280
Keysight Technologies, Inc.(1)	133,436	19,261,487
		46,442,767
Entertainment — 4.1%
Live Nation Entertainment, Inc.(1)	157,612	12,905,270
ROBLOX Corp., Class A(1)	36,372	2,711,533
Roku, Inc.(1)	50,471	17,310,039
Zynga, Inc., Class A(1)	1,263,571	13,671,838
		46,598,680
4

	Shares	Value
Health Care Equipment and Supplies — 6.9%
Align Technology, Inc.(1)	40,292	$23,995,095
DexCom, Inc.(1)	29,966	11,569,873
IDEXX Laboratories, Inc.(1)	35,389	19,428,207
Teleflex, Inc.	56,002	23,659,725
		78,652,900
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	46,520	12,553,422
Encompass Health Corp.	299,665	25,429,572
		37,982,994
Health Care Technology — 2.6%
Teladoc Health, Inc.(1)	58,980	10,165,203
Veeva Systems, Inc., Class A(1)	67,007	18,926,127
		29,091,330
Hotels, Restaurants and Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	8,778	13,097,039
Las Vegas Sands Corp.(1)	238,688	14,622,027
		27,719,066
Insurance — 1.0%
SelectQuote, Inc.(1)	365,784	11,386,856
Interactive Media and Services — 1.7%
Match Group, Inc.(1)	126,948	19,756,917
Internet and Direct Marketing Retail — 1.8%
Chewy, Inc., Class A(1)(2)	111,550	8,892,766
Etsy, Inc.(1)	56,204	11,172,793
		20,065,559
IT Services — 4.2%
Okta, Inc.(1)	44,819	12,087,684
Square, Inc., Class A(1)	46,759	11,447,539
Twilio, Inc., Class A(1)	67,564	24,850,039
		48,385,262
Leisure Products — 0.4%
Peloton Interactive, Inc., Class A(1)	51,986	5,112,823
Life Sciences Tools and Services — 4.4%
10X Genomics, Inc., Class A(1)	39,211	7,755,936
Bio-Techne Corp.	28,621	12,235,191
Mettler-Toledo International, Inc.(1)	15,621	20,515,372
Repligen Corp.(1)	46,295	9,801,114
		50,307,613
Machinery — 4.2%
Graco, Inc.	127,133	9,763,814
Parker-Hannifin Corp.	68,376	21,457,073
Rexnord Corp.	206,275	10,299,311
Westinghouse Air Brake Technologies Corp.	81,253	6,668,434
		48,188,632
Personal Products — 1.4%
Shiseido Co. Ltd.	219,800	15,995,124
Professional Services — 2.2%
CoStar Group, Inc.(1)	10,378	8,867,275
TransUnion	63,441	6,635,294
Verisk Analytics, Inc.	49,136	9,247,395
		24,749,964
5

	Shares	Value
Semiconductors and Semiconductor Equipment — 6.7%
Enphase Energy, Inc.(1)	41,520	$5,781,660
Marvell Technology, Inc.	355,747	16,083,322
Skyworks Solutions, Inc.	105,364	19,105,654
Teradyne, Inc.	190,196	23,789,716
Xilinx, Inc.	89,992	11,515,376
		76,275,728
Software — 16.2%
Atlassian Corp. plc, Class A(1)	75,715	17,986,855
Cadence Design Systems, Inc.(1)	263,858	34,768,569
Coupa Software, Inc.(1)	30,056	8,086,266
DocuSign, Inc.(1)	103,287	23,026,804
HubSpot, Inc.(1)	52,362	27,565,975
Manhattan Associates, Inc.(1)	176,090	24,166,592
Palo Alto Networks, Inc.(1)	70,922	25,063,126
RingCentral, Inc., Class A(1)	53,094	16,934,331
Splunk, Inc.(1)	50,858	6,429,468
		184,027,986
Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	66,764	21,787,096
Carvana Co.(1)	33,815	9,646,067
Five Below, Inc.(1)	47,284	9,516,851
Floor & Decor Holdings, Inc., Class A(1)	102,615	11,382,056
		52,332,070
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	50,420	16,904,313
Trading Companies and Distributors — 1.2%
W.W. Grainger, Inc.	30,948	13,417,196
TOTAL COMMON STOCKS (Cost $773,339,299)		1,125,414,768
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $1,997,805), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $1,959,387)		1,959,385
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $6,661,674), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $6,531,000)		6,531,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,674,858	1,674,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,165,243)		10,165,243
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,898,899)	7,898,899	7,898,899
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $791,403,441)		1,143,478,910
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,785,939)
TOTAL NET ASSETS — 100.0%		$1,138,692,971
6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	79,504,740	USD	732,576	Bank of America N.A.	6/30/21	$(4,779)
JPY	60,973,560	USD	560,441	Bank of America N.A.	6/30/21	(2,281)
JPY	50,213,520	USD	460,605	Bank of America N.A.	6/30/21	(944)
JPY	70,719,120	USD	643,697	Bank of America N.A.	6/30/21	3,675
JPY	64,884,960	USD	600,889	Bank of America N.A.	6/30/21	(6,923)
JPY	41,740,020	USD	383,701	Bank of America N.A.	6/30/21	(1,607)
USD	14,873,520	JPY	1,620,581,580	Bank of America N.A.	6/30/21	38,502
USD	757,070	JPY	83,421,450	Bank of America N.A.	6/30/21	(6,581)
USD	412,825	JPY	45,607,770	Bank of America N.A.	6/30/21	(4,674)
USD	581,636	JPY	63,302,400	Bank of America N.A.	6/30/21	2,157
USD	501,765	JPY	54,202,680	Bank of America N.A.	6/30/21	5,587
						$22,132

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,892,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,122,546, which includes securities collateral of $1,223,647.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $783,504,542) — including $8,892,766 of securities on loan	$1,135,580,011
Investment made with cash collateral received for securities on loan, at value (cost of $7,898,899)	7,898,899
Total investment securities, at value (cost of $791,403,441)	1,143,478,910
Receivable for investments sold	4,028,796
Receivable for capital shares sold	224,457
Unrealized appreciation on forward foreign currency exchange contracts	49,921
Dividends and interest receivable	87,917
Securities lending receivable	876
1,147,870,877

Liabilities
Payable for collateral received for securities on loan	7,898,899
Payable for investments purchased	1,251,218
Unrealized depreciation on forward foreign currency exchange contracts	27,789
9,177,906

Net Assets	$1,138,692,971

G Class Capital Shares, $0.01 Par Value
Shares authorized	600,000,000
Shares outstanding	69,184,175

Net Asset Value Per Share	$16.46

Net Assets Consist of:
Capital (par value and paid-in surplus)	$718,037,592
Distributable earnings	420,655,379
$1,138,692,971

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,280)	$2,251,011
Securities lending, net	4,091
Interest	997
2,256,099

Expenses:
Management fees	3,434,249
Directors' fees and expenses	13,459
Other expenses	17,446
3,465,154
Fees waived	(3,434,249)
30,905

Net investment income (loss)	2,225,194

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	73,592,330
Forward foreign currency exchange contract transactions	564,944
Foreign currency translation transactions	(2,628)
74,154,646

Change in net unrealized appreciation (depreciation) on:
Investments	185,201,103
Forward foreign currency exchange contracts	61,284
Translation of assets and liabilities in foreign currencies	(36)
185,262,351

Net realized and unrealized gain (loss)	259,416,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$261,642,191

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$2,225,194	$3,400,615
Net realized gain (loss)	74,154,646	101,553,526
Change in net unrealized appreciation (depreciation)	185,262,351	52,011,363
Net increase (decrease) in net assets resulting from operations	261,642,191	156,965,504

Distributions to Shareholders
From earnings	(96,345,623)	(81,790,080)

Capital Share Transactions
Proceeds from shares sold	107,616,748	470,785,649
Proceeds from reinvestment of distributions	96,345,623	81,790,080
Payments for shares redeemed	(165,883,801)	(294,257,396)
Net increase (decrease) in net assets from capital share transactions	38,078,570	258,318,333

Net increase (decrease) in net assets	203,375,138	333,493,757

Net Assets
Beginning of period	935,317,833	601,824,076
End of period	$1,138,692,971	$935,317,833

Transactions in Shares of the Fund
Sold	6,799,133	35,788,482
Issued in reinvestment of distributions	6,431,617	6,931,363
Redeemed	(10,219,669)	(22,986,369)
Net increase (decrease) in shares of the fund	3,011,081	19,733,476

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,898,899	—	—	—	$7,898,899
Gross amount of recognized liabilities for securities lending transactions					$7,898,899

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.65%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The annual management fee for the period ended April 30, 2021 was 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

13

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $168,730 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $334,511,480 and $398,382,732, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,109,419,644	$15,995,124	—
Temporary Cash Investments	1,674,858	8,490,385	—
Temporary Cash Investments - Securities Lending Collateral	7,898,899	—	—
	$1,118,993,401	$24,485,509	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$49,921	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$27,789	—

14

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,225,125.

The value of foreign currency risk derivative instruments as of April 30, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $49,921 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $27,789 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2021, the effect of foreign currency risk derivative instruments on the Statement of Operations was $564,944 in net realized gain (loss) on forward foreign currency exchange contract transactions and $61,284 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$798,275,755
Gross tax appreciation of investments	$349,962,459
Gross tax depreciation of investments	(4,759,304)
Net tax appreciation (depreciation) of investments	$345,203,155

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$14.13	0.03	3.84	3.87	(0.05)	(1.49)	(1.54)	$16.46	28.48%	0.01%(4)	0.66%(4)	0.42%(4)	(0.23)%(4)	32%	$1,138,693
2020	$12.96	0.06	2.93	2.99	(0.07)	(1.75)	(1.82)	$14.13	25.77%	0.01%	0.66%	0.50%	(0.15)%	91%	$935,318
2019	$14.53	0.08	1.66	1.74	(0.12)	(3.19)	(3.31)	$12.96	18.18%	0.01%	0.66%	0.62%	(0.03)%	92%	$601,824
2018	$14.41	0.10	1.05	1.15	(0.05)	(0.98)	(1.03)	$14.53	8.19%	0.00%(5)	0.65%	0.71%	0.06%	90%	$691,805
2017	$12.31	0.04	2.50	2.54	—	(0.44)	(0.44)	$14.41	21.29%	0.58%	0.76%	0.27%	0.09%	67%	$822,910
2016	$13.65	—(6)	(0.28)	(0.28)	—	(1.06)	(1.06)	$12.31	(2.01)%	0.80%	0.80%	(0.02)%	(0.02)%	73%	$649,951

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92375 2106

Semiannual Report

April 30, 2021

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Apple, Inc.	13.0%
Alphabet, Inc.*	9.2%
Amazon.com, Inc.	8.0%
Microsoft Corp.	6.5%
Mastercard, Inc., Class A	5.2%
PayPal Holdings, Inc.	4.6%
UnitedHealth Group, Inc.	4.3%
Facebook, Inc., Class A	4.3%
Visa, Inc., Class A	2.3%
Tesla, Inc.	2.0%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Software	14.1%
Interactive Media and Services	13.5%
Technology Hardware, Storage and Peripherals	13.0%
IT Services	12.5%
Internet and Direct Marketing Retail	8.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Convertible Bonds	0.4%
Total Equity Exposure	99.6%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,241.00	$5.39	0.97%
I Class	$1,000	$1,242.20	$4.28	0.77%
Y Class	$1,000	$1,243.10	$3.45	0.62%
A Class	$1,000	$1,239.30	$6.77	1.22%
C Class	$1,000	$1,234.90	$10.92	1.97%
R Class	$1,000	$1,237.80	$8.16	1.47%
R5 Class	$1,000	$1,242.20	$4.28	0.77%
R6 Class	$1,000	$1,243.10	$3.45	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.5%
Mercury Systems, Inc.(1)	329,400	$24,784,055
Auto Components — 0.5%
Aptiv plc(1)	155,600	22,389,284
Automobiles — 2.0%
Tesla, Inc.(1)	131,700	93,433,248
Beverages — 1.3%
Constellation Brands, Inc., Class A	194,700	46,790,304
Diageo plc	330,500	14,836,596
		61,626,900
Biotechnology — 2.6%
Biogen, Inc.(1)	193,100	51,621,423
Regeneron Pharmaceuticals, Inc.(1)	145,300	69,932,890
		121,554,313
Capital Markets — 1.6%
Moody's Corp.	71,100	23,229,081
MSCI, Inc.	106,400	51,685,928
		74,915,009
Containers and Packaging — 1.0%
Ball Corp.	474,900	44,469,636
Energy Equipment and Services — 0.2%
ChampionX Corp.(1)	536,600	11,273,966
Entertainment — 1.9%
Electronic Arts, Inc.	284,000	40,350,720
Walt Disney Co. (The)(1)	249,700	46,449,194
		86,799,914
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	208,600	53,145,022
Equinix, Inc.	78,600	56,651,736
		109,796,758
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.	130,200	48,446,118
Health Care Equipment and Supplies — 2.7%
Danaher Corp.	140,000	35,551,600
Penumbra, Inc.(1)	129,300	39,564,507
Stryker Corp.	177,300	46,564,299
		121,680,406
Health Care Providers and Services — 4.3%
UnitedHealth Group, Inc.	497,600	198,442,880
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(1)(2)	132,600	22,901,346
Industrial Conglomerates — 0.4%
Roper Technologies, Inc.	40,400	18,036,176
Interactive Media and Services — 13.5%
Alphabet, Inc., Class A(1)	90,600	213,227,100
Alphabet, Inc., Class C(1)	87,500	210,885,500
6

	Shares	Value
Facebook, Inc., Class A(1)	602,600	$195,893,208
		620,005,808
Internet and Direct Marketing Retail — 8.0%
Amazon.com, Inc.(1)	106,300	368,586,746
IT Services — 12.1%
Mastercard, Inc., Class A	624,100	238,443,646
PayPal Holdings, Inc.(1)	806,800	211,615,572
Visa, Inc., Class A	459,900	107,414,244
		557,473,462
Machinery — 0.7%
FANUC Corp.	129,200	29,752,528
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	111,100	34,863,180
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	1,178,000	73,530,760
Professional Services — 1.8%
IHS Markit Ltd.	232,900	25,055,382
Verisk Analytics, Inc.	300,400	56,535,280
		81,590,662
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	54,400	20,301,691
Semiconductors and Semiconductor Equipment — 4.7%
Analog Devices, Inc.	448,700	68,722,892
KLA Corp.	78,000	24,597,300
Maxim Integrated Products, Inc.	812,300	76,356,200
Texas Instruments, Inc.	251,900	45,470,469
		215,146,861
Software — 14.1%
Adobe, Inc.(1)	62,500	31,771,250
Atlassian Corp. plc, Class A(1)	367,400	87,279,544
Crowdstrike Holdings, Inc., Class A(1)	227,300	47,394,323
Microsoft Corp.	1,181,100	297,849,798
salesforce.com, Inc.(1)	315,200	72,596,864
Zendesk, Inc.(1)	461,100	67,389,765
Zscaler, Inc.(1)	236,200	44,320,568
		648,602,112
Specialty Retail — 4.1%
Home Depot, Inc. (The)	167,300	54,149,991
Lowe's Cos., Inc.	382,800	75,124,500
TJX Cos., Inc. (The)	157,600	11,189,600
Tractor Supply Co.	246,400	46,471,040
		186,935,131
Technology Hardware, Storage and Peripherals — 13.0%
Apple, Inc.	4,558,000	599,194,680
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	498,200	66,071,284
TOTAL COMMON STOCKS (Cost $1,471,730,219)		4,562,604,914
7

	Shares/Principal Amount	Value
CONVERTIBLE BONDS — 0.4%
IT Services — 0.4%
Square, Inc., 0.50%, 5/15/23 (Cost $5,282,867)	$5,601,000	$17,663,280
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $2,978,704), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $2,921,421)		2,921,419
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $9,932,851), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $9,738,000)		9,738,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,496,837	2,496,837
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,156,256)		15,156,256
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $9,405,758)	9,405,758	9,405,758
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,501,575,100)		4,604,830,208
OTHER ASSETS AND LIABILITIES — (0.2)%		(7,334,655)
TOTAL NET ASSETS — 100.0%		$4,597,495,553

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,226,176	USD	976,061	Morgan Stanley	6/30/21	$21,650
CAD	589,859	USD	470,000	Morgan Stanley	6/30/21	9,954
CAD	760,458	USD	608,849	Morgan Stanley	6/30/21	9,917
USD	14,249,221	CAD	17,739,568	Morgan Stanley	6/30/21	(185,044)
USD	454,387	CAD	569,296	Morgan Stanley	6/30/21	(8,835)
USD	564,374	CAD	710,954	Morgan Stanley	6/30/21	(14,112)
USD	483,467	CAD	605,472	Morgan Stanley	6/30/21	(9,191)
USD	435,384	CAD	541,878	Morgan Stanley	6/30/21	(5,530)
						$(181,191)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,216,842. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,405,758.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,492,169,342) — including $9,216,842 of securities on loan	$4,595,424,450
Investment made with cash collateral received for securities on loan, at value (cost of $9,405,758)	9,405,758
Total investment securities, at value (cost of $1,501,575,100)	4,604,830,208
Receivable for investments sold	10,661,080
Receivable for capital shares sold	542,716
Unrealized appreciation on forward foreign currency exchange contracts	41,521
Dividends and interest receivable	1,736,610
Securities lending receivable	3,647
4,617,815,782

Liabilities
Payable for collateral received for securities on loan	9,405,758
Payable for investments purchased	6,014,029
Payable for capital shares redeemed	1,116,582
Unrealized depreciation on forward foreign currency exchange contracts	222,712
Accrued management fees	3,543,195
Distribution and service fees payable	17,953
20,320,229

Net Assets	$4,597,495,553

Net Assets Consist of:
Capital (par value and paid-in surplus)	1,280,145,507
Distributable earnings	3,317,350,046
$4,597,495,553

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,297,008,894	39,229,844	$109.53
I Class, $0.01 Par Value	$139,758,458	1,245,623	$112.20
Y Class, $0.01 Par Value	$80,806,816	717,352	$112.65
A Class, $0.01 Par Value	$66,267,430	625,300	$105.98*
C Class, $0.01 Par Value	$3,694,923	40,682	$90.82
R Class, $0.01 Par Value	$3,888,319	37,309	$104.22
R5 Class, $0.01 Par Value	$11,445	102	$112.21
R6 Class, $0.01 Par Value	$6,059,268	53,862	$112.50
*Maximum offering price $112.45 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $31,529)	$13,483,537
Interest	102,503
Securities lending, net	4,449
13,590,489

Expenses:
Management fees	20,876,603
Distribution and service fees:
A Class	76,267
C Class	25,072
R Class	9,384
Directors' fees and expenses	54,864
Other expenses	4,234
21,046,424
Fees waived(1)	(428,878)
20,617,546

Net investment income (loss)	(7,027,057)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	226,834,221
Forward foreign currency exchange contract transactions	(906,712)
Written options contract transactions	326,650
Foreign currency translation transactions	1,155
226,255,314

Change in net unrealized appreciation (depreciation) on:
Investments	696,493,648
Forward foreign currency exchange contracts	(169,544)
Translation of assets and liabilities in foreign currencies	609
696,324,713

Net realized and unrealized gain (loss)	922,580,027

Net Increase (Decrease) in Net Assets Resulting from Operations	$915,552,970

(1)Amount consists of $399,024, $13,518, $8,840, $6,101, $501, $375, $2 and $517 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$(7,027,057)	$(5,118,930)
Net realized gain (loss)	226,255,314	268,341,969
Change in net unrealized appreciation (depreciation)	696,324,713	557,360,313
Net increase (decrease) in net assets resulting from operations	915,552,970	820,583,352

Distributions to Shareholders
From earnings:
Investor Class	(240,028,697)	(167,944,066)
I Class	(7,922,820)	(5,704,618)
Y Class	(4,985,113)	(2,611,966)
A Class	(3,739,458)	(2,383,411)
C Class	(416,002)	(346,331)
R Class	(245,807)	(178,475)
R5 Class	(604)	(394)
R6 Class	(271,184)	(158,543)
Decrease in net assets from distributions	(257,609,685)	(179,327,804)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	82,682,992	(42,842,237)

Net increase (decrease) in net assets	740,626,277	598,413,311

Net Assets
Beginning of period	3,856,869,276	3,258,455,965
End of period	$4,597,495,553	$3,856,869,276

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

12

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$9,405,758	—	—	—	$9,405,758
Gross amount of recognized liabilities for securities lending transactions					$9,405,758
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2021, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2021 are as follows:

	Management Fee	Effective Annual Management Fee
	Schedule Range	Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.97%
I Class	0.600% to 0.790%	0.79%	0.77%
Y Class	0.450% to 0.640%	0.64%	0.62%
A Class	0.800% to 0.990%	0.99%	0.97%
C Class	0.800% to 0.990%	0.99%	0.97%
R Class	0.800% to 0.990%	0.99%	0.97%
R5 Class	0.600% to 0.790%	0.79%	0.77%
R6 Class	0.450% to 0.640%	0.64%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $241,424,464 and $439,344,534, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	504,904	$51,520,828	1,243,588	$102,506,141
Issued in reinvestment of distributions	2,304,314	226,849,914	2,018,516	159,826,128
Redeemed	(1,868,991)	(191,001,031)	(3,836,882)	(319,224,605)
	940,227	87,369,711	(574,778)	(56,892,336)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	165,287	17,396,811	263,810	22,646,467
Issued in reinvestment of distributions	75,029	7,559,962	67,528	5,454,233
Redeemed	(244,322)	(25,414,778)	(397,122)	(32,507,442)
	(4,006)	(458,005)	(65,784)	(4,406,742)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	203,835	21,345,024	372,810	32,358,265
Issued in reinvestment of distributions	48,856	4,939,354	31,872	2,578,781
Redeemed	(289,318)	(31,613,244)	(224,881)	(20,117,689)
	(36,627)	(5,328,866)	179,801	14,819,357
A Class/Shares Authorized	40,000,000		40,000,000
Sold	42,792	4,199,831	150,187	12,354,119
Issued in reinvestment of distributions	38,481	3,669,187	30,503	2,349,653
Redeemed	(54,297)	(5,408,445)	(130,967)	(10,805,132)
	26,976	2,460,573	49,723	3,898,640
C Class/Shares Authorized	30,000,000		30,000,000
Sold	3,056	260,177	3,306	218,808
Issued in reinvestment of distributions	5,050	413,834	4,778	321,908
Redeemed	(35,460)	(2,970,490)	(21,797)	(1,593,266)
	(27,354)	(2,296,479)	(13,713)	(1,052,550)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	5,165	506,814	13,166	1,067,191
Issued in reinvestment of distributions	2,207	206,867	2,346	178,475
Redeemed	(7,725)	(758,648)	(17,732)	(1,462,813)
	(353)	(44,967)	(2,220)	(217,147)
R5 Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	6	604	5	394
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	10,699	1,109,564	24,479	2,048,036
Issued in reinvestment of distributions	2,671	269,645	1,952	157,710
Redeemed	(3,766)	(398,788)	(13,941)	(1,197,599)
	9,604	980,421	12,490	1,008,147
Net increase (decrease)	908,473	$82,682,992	(414,476)	$(42,842,237)

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,497,714,099	$64,890,815	—
Convertible Bonds	—	17,663,280	—
Temporary Cash Investments	2,496,837	12,659,419	—
Temporary Cash Investments - Securities Lending Collateral	9,405,758	—	—
	$4,509,616,694	$95,213,514	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$41,521	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$222,712	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized
17

appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 1,793 written options contracts.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $16,508,374.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$41,521	Unrealized depreciation on forward foreign currency exchange contracts	$222,712
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$326,650	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(906,712)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(169,544)
		$(580,062)		$(169,544)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,501,610,542
Gross tax appreciation of investments	$3,105,864,023
Gross tax depreciation of investments	(2,644,357)
Net tax appreciation (depreciation) of investments	$3,103,219,666

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had late-year ordinary loss deferrals of $(4,910,796), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$93.93	(0.17)	22.09	21.92	—	(6.32)	(6.32)	$109.53	24.10%	0.97%(4)	0.99%(4)	(0.34)%(4)	(0.36)%(4)	6%	$4,297,009
2020	$78.58	(0.13)	19.83	19.70	—	(4.35)	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
2019	$73.74	—(5)	10.42	10.42	(0.03)	(5.55)	(5.58)	$78.58	15.98%	0.97%	0.99%	0.00%(6)	(0.02)%	17%	$3,054,007
2018	$71.92	0.04	6.20	6.24	(0.21)	(4.21)	(4.42)	$73.74	8.94%	0.97%	0.99%	0.06%	0.04%	22%	$2,835,970
2017	$58.32	0.21	15.59	15.80	(0.22)	(1.98)	(2.20)	$71.92	27.93%	0.99%	1.00%	0.33%	0.32%	19%	$2,753,729
2016	$61.57	0.20	0.30	0.50	(0.25)	(3.50)	(3.75)	$58.32	0.98%	0.99%	0.99%	0.36%	0.36%	16%	$2,287,797
I Class
2021(3)	$95.99	(0.07)	22.60	22.53	—	(6.32)	(6.32)	$112.20	24.22%	0.77%(4)	0.79%(4)	(0.14)%(4)	(0.16)%(4)	6%	$139,758
2020	$80.06	0.05	20.23	20.28	—	(4.35)	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
2019	$75.02	0.13	10.63	10.76	(0.17)	(5.55)	(5.72)	$80.06	16.22%	0.77%	0.79%	0.20%	0.18%	17%	$105,310
2018	$73.11	0.19	6.29	6.48	(0.36)	(4.21)	(4.57)	$75.02	9.15%	0.77%	0.79%	0.26%	0.24%	22%	$70,986
2017	$59.25	0.31	15.87	16.18	(0.34)	(1.98)	(2.32)	$73.11	28.20%	0.79%	0.80%	0.53%	0.52%	19%	$60,895
2016	$62.49	0.32	0.31	0.63	(0.37)	(3.50)	(3.87)	$59.25	1.19%	0.79%	0.79%	0.56%	0.56%	16%	$28,061

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$96.28	0.01	22.68	22.69	—	(6.32)	(6.32)	$112.65	24.31%	0.62%(4)	0.64%(4)	0.01%(4)	(0.01)%(4)	6%	$80,807
2020	$80.17	0.16	20.30	20.46	—	(4.35)	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
2019	$75.13	0.22	10.64	10.86	(0.27)	(5.55)	(5.82)	$80.17	16.38%	0.62%	0.64%	0.35%	0.33%	17%	$46,034
2018	$73.13	0.28	6.33	6.61	(0.40)	(4.21)	(4.61)	$75.13	9.34%	0.62%	0.64%	0.41%	0.39%	22%	$14,529
2017(7)	$63.80	0.22	9.11	9.33	—	—	—	$73.13	14.62%	0.64%(4)	0.65%(4)	0.59%(4)	0.58%(4)	19%(8)	$6
A Class
2021(3)	$91.18	(0.29)	21.41	21.12	—	(6.32)	(6.32)	$105.98	23.93%	1.22%(4)	1.24%(4)	(0.59)%(4)	(0.61)%(4)	6%	$66,267
2020	$76.58	(0.33)	19.28	18.95	—	(4.35)	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558
2019	$72.15	(0.18)	10.16	9.98	—	(5.55)	(5.55)	$76.58	15.69%	1.22%	1.24%	(0.25)%	(0.27)%	17%	$42,013
2018	$70.45	(0.14)	6.07	5.93	(0.02)	(4.21)	(4.23)	$72.15	8.67%	1.22%	1.24%	(0.19)%	(0.21)%	22%	$39,459
2017	$57.16	0.05	15.29	15.34	(0.07)	(1.98)	(2.05)	$70.45	27.63%	1.24%	1.25%	0.08%	0.07%	19%	$40,345
2016	$60.41	0.06	0.29	0.35	(0.10)	(3.50)	(3.60)	$57.16	0.73%	1.24%	1.24%	0.11%	0.11%	16%	$36,723
C Class
2021(3)	$79.23	(0.55)	18.46	17.91	—	(6.32)	(6.32)	$90.82	23.49%	1.97%(4)	1.99%(4)	(1.34)%(4)	(1.36)%(4)	6%	$3,695
2020	$67.55	(0.82)	16.85	16.03	—	(4.35)	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390
2019	$64.79	(0.63)	8.94	8.31	—	(5.55)	(5.55)	$67.55	14.82%	1.97%	1.99%	(1.00)%	(1.02)%	17%	$5,523
2018	$64.11	(0.62)	5.51	4.89	—	(4.21)	(4.21)	$64.79	7.86%	1.97%	1.99%	(0.94)%	(0.96)%	22%	$5,700
2017	$52.51	(0.39)	13.97	13.58	—	(1.98)	(1.98)	$64.11	26.66%	1.99%	2.00%	(0.67)%	(0.68)%	19%	$5,668
2016	$56.09	(0.33)	0.25	(0.08)	—	(3.50)	(3.50)	$52.51	(0.02)%	1.99%	1.99%	(0.64)%	(0.64)%	16%	$4,570

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$89.86	(0.40)	21.08	20.68	—	(6.32)	(6.32)	$104.22	23.78%	1.47%(4)	1.49%(4)	(0.84)%(4)	(0.86)%(4)	6%	$3,888
2020	$75.71	(0.53)	19.03	18.50	—	(4.35)	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
2019	$71.56	(0.36)	10.06	9.70	—	(5.55)	(5.55)	$75.71	15.40%	1.47%	1.49%	(0.50)%	(0.52)%	17%	$3,019
2018	$70.05	(0.30)	6.02	5.72	—	(4.21)	(4.21)	$71.56	8.41%	1.47%	1.49%	(0.44)%	(0.46)%	22%	$2,259
2017	$56.92	(0.11)	15.22	15.11	—	(1.98)	(1.98)	$70.05	27.30%	1.49%	1.50%	(0.17)%	(0.18)%	19%	$3,518
2016	$60.21	(0.08)	0.29	0.21	—	(3.50)	(3.50)	$56.92	0.49%	1.49%	1.49%	(0.14)%	(0.14)%	16%	$2,814
R5 Class
2021(3)	$95.99	(0.07)	22.61	22.54	—	(6.32)	(6.32)	$112.21	24.22%	0.77%(4)	0.79%(4)	(0.14)%(4)	(0.16)%(4)	6%	$11
2020	$80.07	0.03	20.24	20.27	—	(4.35)	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
2019	$75.04	0.13	10.62	10.75	(0.17)	(5.55)	(5.72)	$80.07	16.20%	0.77%	0.79%	0.20%	0.18%	17%	$7
2018	$73.10	0.18	6.28	6.46	(0.31)	(4.21)	(4.52)	$75.04	9.13%	0.77%	0.79%	0.26%	0.24%	22%	$6
2017(7)	$63.83	0.17	9.10	9.27	—	—	—	$73.10	14.52%	0.79%(4)	0.80%(4)	0.44%(4)	0.43%(4)	19%(8)	$6
R6 Class
2021(3)	$96.16	—(5)	22.66	22.66	—	(6.32)	(6.32)	$112.50	24.31%	0.62%(4)	0.64%(4)	0.01%(4)	(0.01)%(4)	6%	$6,059
2020	$80.08	0.16	20.27	20.43	—	(4.35)	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
2019	$75.05	0.25	10.60	10.85	(0.27)	(5.55)	(5.82)	$80.08	16.39%	0.62%	0.64%	0.35%	0.33%	17%	$2,544
2018	$73.13	0.31	6.29	6.60	(0.47)	(4.21)	(4.68)	$75.05	9.33%	0.62%	0.64%	0.41%	0.39%	22%	$1,708
2017	$59.27	0.51	15.76	16.27	(0.43)	(1.98)	(2.41)	$73.13	28.38%	0.64%	0.65%	0.68%	0.67%	19%	$1,519
2016	$62.51	0.41	0.31	0.72	(0.46)	(3.50)	(3.96)	$59.27	1.35%	0.64%	0.64%	0.71%	0.71%	16%	$7,959

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Amount is less than $0.005.
(6)Ratio was less than 0.005%.
(7)April 10, 2017 (commencement of sale) through October 31, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes
26

Notes
27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2106

Semiannual Report

April 30, 2021

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Sprout Social, Inc., Class A	1.6%
Health Catalyst, Inc.	1.6%
Churchill Downs, Inc.	1.4%
Natera, Inc.	1.4%
HealthEquity, Inc.	1.3%
Brink's Co. (The)	1.3%
Manhattan Associates, Inc.	1.3%
Tandem Diabetes Care, Inc.	1.3%
Semtech Corp.	1.2%
Leslie's, Inc.	1.2%

Top Five Industries	% of net assets
Biotechnology	14.6%
Software	8.5%
Health Care Equipment and Supplies	5.6%
Health Care Providers and Services	5.4%
Specialty Retail	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	1.2%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,332.80	$6.83	1.18%
I Class	$1,000	$1,334.30	$5.67	0.98%
Y Class	$1,000	$1,335.20	$4.81	0.83%
A Class	$1,000	$1,331.40	$8.27	1.43%
C Class	$1,000	$1,325.90	$12.57	2.18%
R Class	$1,000	$1,329.40	$9.70	1.68%
R5 Class	$1,000	$1,334.20	$5.67	0.98%
R6 Class	$1,000	$1,335.40	$4.81	0.83%
G Class	$1,000	$1,340.80	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.94	$5.91	1.18%
I Class	$1,000	$1,019.94	$4.91	0.98%
Y Class	$1,000	$1,020.68	$4.16	0.83%
A Class	$1,000	$1,017.70	$7.15	1.43%
C Class	$1,000	$1,013.98	$10.89	2.18%
R Class	$1,000	$1,016.46	$8.40	1.68%
R5 Class	$1,000	$1,019.94	$4.91	0.98%
R6 Class	$1,000	$1,020.68	$4.16	0.83%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.0%
Mercury Systems, Inc.(1)	311,505	$23,437,636
Spirit AeroSystems Holdings, Inc., Class A	400,123	18,281,620
		41,719,256
Airlines — 0.4%
Alaska Air Group, Inc.(1)	114,790	7,936,581
Banks — 1.6%
Triumph Bancorp, Inc.(1)	206,746	18,323,898
Wintrust Financial Corp.	175,554	13,535,213
		31,859,111
Beverages — 0.5%
MGP Ingredients, Inc.	170,309	10,235,571
Biotechnology — 14.6%
ACADIA Pharmaceuticals, Inc.(1)	229,404	4,716,546
Acceleron Pharma, Inc.(1)	99,001	12,372,155
ADC Therapeutics SA(1)	351,370	8,622,620
Arcutis Biotherapeutics, Inc.(1)	347,885	11,654,148
Arena Pharmaceuticals, Inc.(1)	110,734	7,599,674
Biohaven Pharmaceutical Holding Co. Ltd.(1)	170,983	12,840,823
Blueprint Medicines Corp.(1)	142,503	13,725,889
Bridgebio Pharma, Inc.(1)	237,394	13,275,072
ChemoCentryx, Inc.(1)	168,069	8,122,775
Deciphera Pharmaceuticals, Inc.(1)	243,335	11,283,444
Fate Therapeutics, Inc.(1)	118,864	10,387,525
FibroGen, Inc.(1)	253,908	5,667,227
Flexion Therapeutics, Inc.(1)	650,026	5,044,202
Generation Bio Co.(1)	130,577	4,760,837
Global Blood Therapeutics, Inc.(1)	191,529	7,810,553
Halozyme Therapeutics, Inc.(1)	389,370	19,449,032
Heron Therapeutics, Inc.(1)	276,647	4,835,790
Horizon Therapeutics plc(1)	119,999	11,354,305
Immunovant, Inc.(1)	230,898	3,620,481
Insmed, Inc.(1)	442,244	14,916,890
Invitae Corp.(1)(2)	217,908	7,604,989
Iovance Biotherapeutics, Inc.(1)	107,175	3,369,582
KalVista Pharmaceuticals, Inc.(1)	202,424	5,054,527
Karuna Therapeutics, Inc.(1)	132,914	14,754,783
Kinnate Biopharma, Inc.(1)	160,614	4,307,667
Kymera Therapeutics, Inc.(1)	137,921	6,282,302
Mirati Therapeutics, Inc.(1)	54,838	9,115,172
Natera, Inc.(1)	250,907	27,604,788
Novavax, Inc.(1)	29,670	7,029,713
Relay Therapeutics, Inc.(1)	105,614	3,349,020
Sigilon Therapeutics, Inc.(1)	178,213	2,477,161
Ultragenyx Pharmaceutical, Inc.(1)	131,520	14,682,893
		297,692,585
6

	Shares	Value
Building Products — 2.5%
American Woodmark Corp.(1)	114,169	$11,355,249
Masonite International Corp.(1)	180,557	22,802,543
Trex Co., Inc.(1)	160,317	17,312,633
		51,470,425
Capital Markets — 1.4%
GCM Grosvenor, Inc., Class A(2)	528,682	6,973,316
Open Lending Corp., Class A(1)	558,100	21,793,805
		28,767,121
Chemicals — 1.2%
Diversey Holdings Ltd.(1)	718,337	12,930,066
Huntsman Corp.	382,779	10,974,274
		23,904,340
Commercial Services and Supplies — 3.2%
Brink's Co. (The)	335,728	26,831,382
Clean Harbors, Inc.(1)	262,971	23,393,900
Driven Brands Holdings, Inc.(1)	495,787	14,139,845
		64,365,127
Containers and Packaging — 0.9%
Intertape Polymer Group, Inc.	515,907	12,696,731
Myers Industries, Inc.	231,384	5,220,023
		17,916,754
Diversified Consumer Services — 0.8%
Chegg, Inc.(1)	187,352	16,923,506
Diversified Financial Services — 0.4%
Jaws Acquisition Corp., Class A(1)	684,498	8,871,094
Electrical Equipment — 1.0%
Sensata Technologies Holding plc(1)	334,510	19,314,607
Electronic Equipment, Instruments and Components — 2.8%
FARO Technologies, Inc.(1)	112,689	8,546,897
Jabil, Inc.	355,020	18,610,148
Littelfuse, Inc.	32,010	8,490,332
National Instruments Corp.	219,495	9,089,288
nLight, Inc.(1)	443,625	13,015,958
		57,752,623
Entertainment — 0.5%
Endeavor Group Holdings, Inc., Class A(1)	356,305	9,819,766
Equity Real Estate Investment Trusts (REITs) — 2.1%
Global Medical REIT, Inc.	787,353	11,306,389
Innovative Industrial Properties, Inc.	62,470	11,440,131
Ryman Hospitality Properties, Inc.(1)	247,029	19,428,831
		42,175,351
Food Products — 0.7%
Whole Earth Brands, Inc.(1)	1,031,071	13,919,458
Health Care Equipment and Supplies — 5.6%
Eargo, Inc.(1)	213,908	12,244,094
Globus Medical, Inc., Class A(1)	167,419	12,015,662
ICU Medical, Inc.(1)	63,097	13,141,212
NeuroPace, Inc.(1)	371,901	8,985,128
Ortho Clinical Diagnostics Holdings plc(1)	795,467	15,662,745
OrthoPediatrics Corp.(1)	151,905	8,886,442
Silk Road Medical, Inc.(1)	291,898	17,846,644
7

	Shares	Value
Tandem Diabetes Care, Inc.(1)	279,748	$25,708,841
		114,490,768
Health Care Providers and Services — 5.4%
Acadia Healthcare Co., Inc.(1)	240,795	14,669,231
Encompass Health Corp.	206,544	17,527,324
HealthEquity, Inc.(1)	358,053	27,201,286
Option Care Health, Inc.(1)	844,060	16,104,665
R1 RCM, Inc.(1)	836,545	22,820,948
RadNet, Inc.(1)	530,590	11,853,381
		110,176,835
Health Care Technology — 1.6%
Health Catalyst, Inc.(1)	547,902	31,723,526
Hotels, Restaurants and Leisure — 4.3%
Brinker International, Inc.(1)	181,185	12,162,949
Churchill Downs, Inc.	131,611	27,835,726
Planet Fitness, Inc., Class A(1)	144,327	12,122,025
Wingstop, Inc.	86,303	13,671,258
Wyndham Hotels & Resorts, Inc.	303,524	22,190,640
		87,982,598
Household Durables — 1.9%
Sonos, Inc.(1)	465,708	18,642,291
TopBuild Corp.(1)	85,468	19,006,374
		37,648,665
Household Products — 0.4%
Reynolds Consumer Products, Inc.	284,156	8,331,454
Insurance — 2.7%
BRP Group, Inc., Class A(1)	643,120	18,663,342
Kinsale Capital Group, Inc.	131,161	22,823,326
Palomar Holdings, Inc.(1)	191,474	13,472,111
		54,958,779
Interactive Media and Services — 1.5%
Eventbrite, Inc., Class A(1)	478,308	11,273,720
QuinStreet, Inc.(1)	991,598	20,099,691
		31,373,411
IT Services — 4.6%
DigitalOcean Holdings, Inc.(1)	199,776	8,704,240
I3 Verticals, Inc., Class A(1)	658,008	21,859,026
MAXIMUS, Inc.	176,182	16,145,318
Nuvei Corp.(1)	138,252	9,647,225
Perficient, Inc.(1)	294,370	19,313,616
Repay Holdings Corp.(1)	767,567	17,538,906
		93,208,331
Leisure Products — 2.7%
Brunswick Corp.	170,496	18,265,237
Callaway Golf Co.	630,801	18,261,689
Hayward Holdings, Inc.(1)	964,537	19,271,449
		55,798,375
Life Sciences Tools and Services — 1.1%
Akoya Biosciences, Inc.(1)	282,184	6,332,209
NeoGenomics, Inc.(1)	347,696	17,033,627
		23,365,836
Machinery — 2.2%
Evoqua Water Technologies Corp.(1)	710,537	20,307,148
8

	Shares	Value
Timken Co. (The)	283,107	$23,744,184
		44,051,332
Oil, Gas and Consumable Fuels — 0.4%
Parex Resources, Inc.(1)(2)	481,183	9,062,675
Paper and Forest Products — 1.0%
Louisiana-Pacific Corp.	296,146	19,510,098
Pharmaceuticals — 1.4%
Arvinas, Inc.(1)	96,465	6,650,297
Axsome Therapeutics, Inc.(1)	119,401	7,218,985
Edgewise Therapeutics, Inc.(1)	272,174	7,795,063
Harmony Biosciences Holdings, Inc.(1)	140,058	4,103,700
Reata Pharmaceuticals, Inc., Class A(1)(2)	31,231	3,166,823
		28,934,868
Professional Services — 1.8%
ASGN, Inc.(1)	133,515	14,043,108
Korn Ferry	334,898	22,736,225
		36,779,333
Real Estate Management and Development — 1.9%
Altus Group Ltd.	156,790	7,922,732
Colliers International Group, Inc.(2)	77,527	8,363,613
FirstService Corp.	70,073	11,382,480
Redfin Corp.(1)	142,600	10,093,228
		37,762,053
Semiconductors and Semiconductor Equipment — 4.5%
Allegro MicroSystems, Inc.(1)	258,021	6,367,958
MACOM Technology Solutions Holdings, Inc.(1)	380,463	21,538,010
Onto Innovation, Inc.(1)	217,980	14,935,990
Power Integrations, Inc.	182,922	15,147,771
Semtech Corp.(1)	362,156	24,532,447
Veeco Instruments, Inc.(1)	431,669	9,932,704
		92,454,880
Software — 8.5%
Everbridge, Inc.(1)	104,516	13,870,318
Five9, Inc.(1)	108,857	20,461,850
fuboTV, Inc.(1)(2)	247,092	4,981,375
JFrog Ltd.(1)(2)	166,952	8,185,657
Manhattan Associates, Inc.(1)	194,865	26,743,273
Model N, Inc.(1)	444,213	17,670,793
nCino, Inc.(1)	245,450	16,049,975
Paylocity Holding Corp.(1)	65,566	12,669,974
SailPoint Technologies Holdings, Inc.(1)	392,325	19,157,230
Sprout Social, Inc., Class A(1)	489,257	32,432,846
		172,223,291
Specialty Retail — 4.6%
American Eagle Outfitters, Inc.	649,708	22,460,406
Arko Corp.(1)	978,514	10,293,967
Leslie's, Inc.(1)	838,005	23,816,102
Lithia Motors, Inc., Class A	50,758	19,510,360
National Vision Holdings, Inc.(1)	365,845	18,442,246
		94,523,081
Textiles, Apparel and Luxury Goods — 2.1%
Capri Holdings Ltd.(1)	366,321	20,176,961
9

	Shares	Value
Crocs, Inc.(1)	225,977	$22,624,817
		42,801,778
Thrifts and Mortgage Finance — 0.5%
NMI Holdings, Inc., Class A(1)	367,506	9,496,355
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.	165,893	15,869,325
Finning International, Inc.	813,582	21,174,379
		37,043,704
TOTAL COMMON STOCKS (Cost $1,476,730,621)		2,018,345,302
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $5,096,233), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $4,998,229)		4,998,225
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $16,994,279), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $16,661,000)		16,661,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,271,452	4,271,452
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,930,677)		25,930,677
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,709,172)	3,709,172	3,709,172
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,506,370,470)		2,047,985,151
OTHER ASSETS AND LIABILITIES — (0.5)%		(10,478,286)
TOTAL NET ASSETS — 100.0%		$2,037,506,865

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,385,561	CAD	4,233,270	Morgan Stanley	6/30/21	$(58,950)
USD	37,671,404	CAD	46,899,014	Morgan Stanley	6/30/21	(489,211)
USD	1,197,164	CAD	1,499,911	Morgan Stanley	6/30/21	(23,279)
USD	2,248,332	CAD	2,808,706	Morgan Stanley	6/30/21	(37,046)
USD	1,362,890	CAD	1,712,131	Morgan Stanley	6/30/21	(30,230)
USD	1,466,476	CAD	1,846,775	Morgan Stanley	6/30/21	(36,202)
USD	1,081,616	CAD	1,354,566	Morgan Stanley	6/30/21	(20,562)
USD	2,973,617	CAD	3,742,446	Morgan Stanley	6/30/21	(71,522)
USD	1,789,088	CAD	2,243,976	Morgan Stanley	6/30/21	(36,782)
USD	1,486,134	CAD	1,860,311	Morgan Stanley	6/30/21	(27,557)
						$(831,341)

10

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,762,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,664,268, which includes securities collateral of $17,955,096.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,502,661,298) — including $20,762,349 of securities on loan	$2,044,275,979
Investment made with cash collateral received for securities on loan, at value (cost of $3,709,172)	3,709,172
Total investment securities, at value (cost of $1,506,370,470)	2,047,985,151
Receivable for investments sold	5,497,083
Receivable for capital shares sold	810,117
Securities lending receivable	13,338
2,054,305,689

Liabilities
Payable for collateral received for securities on loan	3,709,172
Payable for investments purchased	10,068,058
Payable for capital shares redeemed	766,099
Unrealized depreciation on forward foreign currency exchange contracts	831,341
Accrued management fees	1,386,562
Distribution and service fees payable	37,592
16,798,824

Net Assets	$2,037,506,865

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,270,608,941
Distributable earnings	766,897,924
$2,037,506,865

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$704,689,678	26,809,396	$26.29
I Class, $0.01 Par Value	$437,287,944	16,036,804	$27.27
Y Class, $0.01 Par Value	$171,147,870	6,180,111	$27.69
A Class, $0.01 Par Value	$128,845,979	5,169,563	$24.92*
C Class, $0.01 Par Value	$8,783,538	411,470	$21.35
R Class, $0.01 Par Value	$12,066,480	503,647	$23.96
R5 Class, $0.01 Par Value	$3,119,347	114,314	$27.29
R6 Class, $0.01 Par Value	$219,267,722	7,920,798	$27.68
G Class, $0.01 Par Value	$352,298,307	12,471,028	$28.25
*Maximum offering price $26.44 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $27,410)	$2,787,704
Securities lending, net	756,835
Interest	4,963
3,549,502

Expenses:
Management fees	9,377,425
Distribution and service fees:
A Class	151,802
C Class	36,853
R Class	27,052
Directors' fees and expenses	23,510
Other expenses	754
9,617,396
Fees waived - G Class	(1,365,335)
8,252,061

Net investment income (loss)	(4,702,559)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	258,671,257
Forward foreign currency exchange contract transactions	(2,985,168)
Foreign currency translation transactions	(44,173)
255,641,916

Change in net unrealized appreciation (depreciation) on:
Investments	253,486,300
Forward foreign currency exchange contracts	(786,376)
Translation of assets and liabilities in foreign currencies	6,755
252,706,679

Net realized and unrealized gain (loss)	508,348,595

Net Increase (Decrease) in Net Assets Resulting from Operations	$503,646,036

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$(4,702,559)	$(6,420,221)
Net realized gain (loss)	255,641,916	182,275,922
Change in net unrealized appreciation (depreciation)	252,706,679	161,853,294
Net increase (decrease) in net assets resulting from operations	503,646,036	337,708,995

Distributions to Shareholders
From earnings:
Investor Class	(62,781,510)	(25,227,608)
I Class	(43,474,342)	(16,816,143)
Y Class	(15,461,227)	(535,213)
A Class	(12,881,120)	(4,721,985)
C Class	(823,392)	(312,537)
R Class	(1,137,082)	(381,103)
R5 Class	(1,134)	(395)
R6 Class	(14,189,017)	(2,829,940)
G Class	(31,492,935)	(9,051,157)
Decrease in net assets from distributions	(182,241,759)	(59,876,081)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	215,702,299	369,858,485

Net increase (decrease) in net assets	537,106,576	647,691,399

Net Assets
Beginning of period	1,500,400,289	852,708,890
End of period	$2,037,506,865	$1,500,400,289

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,709,172	—	—	—	$3,709,172
Gross amount of recognized liabilities for securities lending transactions					$3,709,172

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 14% of the shares of the fund.

17

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.18%
I Class	0.900% to 1.300%	0.98%
Y Class	0.750% to 1.150%	0.83%
A Class	1.100% to 1.500%	1.18%
C Class	1.100% to 1.500%	1.18%
R Class	1.100% to 1.500%	1.18%
R5 Class	0.900% to 1.300%	0.98%
R6 Class	0.750% to 1.150%	0.83%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.83%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,006,480 and $531,913, respectively. The effect of interfund transactions on the Statement of Operations was $328,069 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $1,029,194,225 and $993,551,492, respectively.
18

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	335,000,000		335,000,000
Sold	4,025,216	$101,875,085	9,921,702	$179,032,931
Issued in reinvestment of distributions	2,479,906	58,274,638	1,317,045	23,588,268
Redeemed	(3,847,250)	(96,026,420)	(9,495,829)	(181,400,499)
	2,657,872	64,123,303	1,742,918	21,220,700
I Class/Shares Authorized	210,000,000		210,000,000
Sold	5,600,023	145,560,601	14,257,641	281,464,270
Issued in reinvestment of distributions	1,708,377	41,616,070	161,247	2,976,627
Redeemed	(5,247,684)	(140,202,652)	(17,359,714)	(315,563,803)
	2,060,716	46,974,019	(2,940,826)	(31,122,906)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	921,715	24,840,586	6,761,561	126,431,953
Issued in reinvestment of distributions	125,315	3,097,792	28,652	535,213
Redeemed	(556,342)	(14,906,988)	(1,451,198)	(30,110,005)
	490,688	13,031,390	5,339,015	96,857,161
A Class/Shares Authorized	70,000,000		70,000,000
Sold	465,322	11,158,220	635,430	10,992,905
Issued in reinvestment of distributions	557,328	12,428,385	267,760	4,586,734
Redeemed	(528,995)	(12,637,693)	(990,674)	(17,325,103)
	493,655	10,948,912	(87,484)	(1,745,464)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	142,625	2,979,631	75,490	1,255,719
Issued in reinvestment of distributions	42,909	822,132	18,317	276,405
Redeemed	(62,339)	(1,266,322)	(126,131)	(1,977,877)
	123,195	2,535,441	(32,324)	(445,753)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	110,624	2,585,062	215,915	3,705,057
Issued in reinvestment of distributions	51,236	1,097,821	22,612	375,133
Redeemed	(76,590)	(1,775,353)	(193,648)	(3,188,549)
	85,270	1,907,530	44,879	891,641
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	124,143	3,183,045	—	—
Issued in reinvestment of distributions	47	1,134	22	395
Redeemed	(10,293)	(276,002)	—	—
	113,897	2,908,177	22	395
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	4,050,120	108,533,103	3,584,510	69,966,478
Issued in reinvestment of distributions	574,222	14,189,017	151,577	2,829,940
Redeemed	(1,432,843)	(38,229,059)	(1,680,729)	(33,221,028)
	3,191,499	84,493,061	2,055,358	39,575,390
G Class/Shares Authorized	140,000,000		140,000,000
Sold	493,961	13,631,704	16,326,187	329,098,341
Issued in reinvestment of distributions	1,252,702	31,492,935	481,445	9,051,157
Redeemed	(2,117,817)	(56,344,173)	(4,419,358)	(93,522,177)
	(371,154)	(11,219,534)	12,388,274	244,627,321
Net increase (decrease)	8,845,638	$215,702,299	18,509,832	$369,858,485

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,946,459,080	$71,886,222	—
Temporary Cash Investments	4,271,452	21,659,225	—
Temporary Cash Investments - Securities Lending Collateral	3,709,172	—	—
	$1,954,439,704	$93,545,447	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$831,341	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $60,463,789.

The value of foreign currency risk derivative instruments as of April 30, 2021, is disclosed on the Statement of Assets and Liabilities as a liability of $831,341 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2021, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(2,985,168) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(786,376) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
20

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,519,647,637
Gross tax appreciation of investments	$574,080,765
Gross tax depreciation of investments	(45,743,251)
Net tax appreciation (depreciation) of investments	$528,337,514

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$22.00	(0.10)	7.11	7.01	(2.72)	$26.29	33.28%	1.18%(4)	1.18%(4)	(0.80)%(4)	(0.80)%(4)	55%	$704,690
2020	$17.54	(0.15)	5.61	5.46	(1.00)	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
2019	$18.08	(0.12)	1.91	1.79	(2.33)	$17.54	13.00%	1.28%	1.28%	(0.70)%	(0.70)%	92%	$392,956
2018	$16.70	(0.17)	1.65	1.48	(0.10)	$18.08	8.89%	1.27%	1.27%	(0.93)%	(0.93)%	116%	$386,455
2017	$12.96	(0.13)	4.45	4.32	(0.58)	$16.70	33.36%	1.36%	1.36%	(0.83)%	(0.83)%	70%	$361,029
2016	$13.06	(0.10)	—(5)	(0.10)	—	$12.96	(0.77)%	1.36%	1.36%	(0.83)%	(0.83)%	130%	$133,140
I Class
2021(3)	$22.71	(0.08)	7.36	7.28	(2.72)	$27.27	33.43%	0.98%(4)	0.98%(4)	(0.60)%(4)	(0.60)%(4)	55%	$437,288
2020	$18.04	(0.11)	5.78	5.67	(1.00)	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
2019	$18.50	(0.09)	1.96	1.87	(2.33)	$18.04	13.16%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$305,249
2018	$17.04	(0.14)	1.70	1.56	(0.10)	$18.50	9.18%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$371,030
2017	$13.20	(0.09)	4.51	4.42	(0.58)	$17.04	33.51%	1.16%	1.16%	(0.63)%	(0.63)%	70%	$219,881
2016	$13.27	(0.08)	0.01	(0.07)	—	$13.20	(0.53)%	1.16%	1.16%	(0.63)%	(0.63)%	130%	$269,094

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$23.02	(0.06)	7.45	7.39	(2.72)	$27.69	33.52%	0.83%(4)	0.83%(4)	(0.45)%(4)	(0.45)%(4)	55%	$171,148
2020	$18.24	(0.10)	5.88	5.78	(1.00)	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.34%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$6,392
2018	$17.16	(0.07)	1.66	1.59	(0.10)	$18.65	9.29%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$1,778
2017(6)	$15.34	(0.06)	2.46	2.40	(0.58)	$17.16	15.67%	1.01%(4)	1.01%(4)	(0.61)%(4)	(0.61)%(4)	70%(7)	$6
A Class
2021(3)	$21.00	(0.12)	6.76	6.64	(2.72)	$24.92	33.14%	1.43%(4)	1.43%(4)	(1.05)%(4)	(1.05)%(4)	55%	$128,846
2020	$16.82	(0.19)	5.37	5.18	(1.00)	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200
2019	$17.49	(0.16)	1.82	1.66	(2.33)	$16.82	12.72%	1.53%	1.53%	(0.95)%	(0.95)%	92%	$80,127
2018	$16.19	(0.21)	1.61	1.40	(0.10)	$17.49	8.61%	1.52%	1.52%	(1.18)%	(1.18)%	116%	$77,764
2017	$12.61	(0.16)	4.32	4.16	(0.58)	$16.19	33.02%	1.61%	1.61%	(1.08)%	(1.08)%	70%	$80,654
2016	$12.74	(0.13)	—(5)	(0.13)	—	$12.61	(1.02)%	1.61%	1.61%	(1.08)%	(1.08)%	130%	$86,651
C Class
2021(3)	$18.38	(0.19)	5.88	5.69	(2.72)	$21.35	32.59%	2.18%(4)	2.18%(4)	(1.80)%(4)	(1.80)%(4)	55%	$8,784
2020	$14.94	(0.28)	4.72	4.44	(1.00)	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298
2019	$15.92	(0.25)	1.60	1.35	(2.33)	$14.94	11.84%	2.28%	2.28%	(1.70)%	(1.70)%	92%	$4,790
2018	$14.86	(0.32)	1.48	1.16	(0.10)	$15.92	7.83%	2.27%	2.27%	(1.93)%	(1.93)%	116%	$6,227
2017	$11.70	(0.25)	3.99	3.74	(0.58)	$14.86	31.99%	2.36%	2.36%	(1.83)%	(1.83)%	70%	$9,958
2016	$11.91	(0.21)	—(5)	(0.21)	—	$11.70	(1.68)%	2.36%	2.36%	(1.83)%	(1.83)%	130%	$9,146

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$20.30	(0.15)	6.53	6.38	(2.72)	$23.96	32.94%	1.68%(4)	1.68%(4)	(1.30)%(4)	(1.30)%(4)	55%	$12,066
2020	$16.33	(0.23)	5.20	4.97	(1.00)	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
2019	$17.09	(0.19)	1.76	1.57	(2.33)	$16.33	12.39%	1.78%	1.78%	(1.20)%	(1.20)%	92%	$6,099
2018	$15.86	(0.25)	1.58	1.33	(0.10)	$17.09	8.41%	1.77%	1.77%	(1.43)%	(1.43)%	116%	$5,687
2017	$12.40	(0.19)	4.23	4.04	(0.58)	$15.86	32.61%	1.86%	1.86%	(1.33)%	(1.33)%	70%	$3,761
2016	$12.55	(0.16)	0.01	(0.15)	—	$12.40	(1.20)%	1.86%	1.86%	(1.33)%	(1.33)%	130%	$2,672
R5 Class
2021(3)	$22.73	(0.10)	7.38	7.28	(2.72)	$27.29	33.42%	0.98%(4)	0.98%(4)	(0.60)%(4)	(0.60)%(4)	55%	$3,119
2020	$18.05	(0.12)	5.80	5.68	(1.00)	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
2019	$18.51	(0.08)	1.95	1.87	(2.33)	$18.05	13.21%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$7
2018	$17.05	(0.14)	1.70	1.56	(0.10)	$18.51	9.12%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$7
2017(6)	$15.26	(0.07)	2.44	2.37	(0.58)	$17.05	15.56%	1.16%(4)	1.16%(4)	(0.76)%(4)	(0.76)%(4)	70%(7)	$6
R6 Class
2021(3)	$23.01	(0.06)	7.45	7.39	(2.72)	$27.68	33.54%	0.83%(4)	0.83%(4)	(0.45)%(4)	(0.45)%(4)	55%	$219,268
2020	$18.24	(0.09)	5.86	5.77	(1.00)	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.40%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$48,763
2018	$17.15	(0.11)	1.71	1.60	(0.10)	$18.65	9.30%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$39,687
2017	$13.26	(0.08)	4.55	4.47	(0.58)	$17.15	33.74%	1.01%	1.01%	(0.48)%	(0.48)%	70%	$28,077
2016	$13.31	(0.06)	0.01	(0.05)	—	$13.26	(0.38)%	1.01%	1.01%	(0.48)%	(0.48)%	130%	$25,992

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$23.35	0.05	7.57	7.62	(2.72)	$28.25	34.08%	0.00%(4)(8)	0.83%(4)	0.38%(4)	(0.45)%(4)	55%	$352,298
2020	$18.34	0.08	5.93	6.01	(1.00)	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803
2019(9)	$17.43	0.05	0.86	0.91	—	$18.34	5.22%	0.00%(4)(8)	0.93%(4)	0.52%(4)	(0.41)%(4)	92%(10)	$8,326

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(8)Ratio was less than 0.005%.
(9)April 1, 2019 (commencement of sale) through October 31, 2019.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2106

Semiannual Report

April 30, 2021

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Microsoft Corp.	6.9%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	4.3%
Home Depot, Inc. (The)	2.4%
Walt Disney Co. (The)	2.2%
Prologis, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
NextEra Energy, Inc.	1.8%
NVIDIA Corp.	1.6%

Top Five Industries	% of net assets
Software	8.6%
Interactive Media and Services	5.7%
IT Services	5.6%
Semiconductors and Semiconductor Equipment	5.5%
Technology Hardware, Storage and Peripherals	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,276.40	$4.46	0.79%
I Class	$1,000	$1,277.40	$3.33	0.59%
Y Class	$1,000	$1,278.50	$2.49	0.44%
A Class	$1,000	$1,274.60	$5.87	1.04%
C Class	$1,000	$1,269.70	$10.07	1.79%
R Class	$1,000	$1,273.00	$7.27	1.29%
R5 Class	$1,000	$1,277.50	$3.33	0.59%
R6 Class	$1,000	$1,278.60	$2.49	0.44%
G Class	$1,000	$1,281.00	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.88	$3.96	0.79%
I Class	$1,000	$1,021.87	$2.96	0.59%
Y Class	$1,000	$1,022.61	$2.21	0.44%
A Class	$1,000	$1,019.64	$5.21	1.04%
C Class	$1,000	$1,015.92	$8.95	1.79%
R Class	$1,000	$1,018.40	$6.46	1.29%
R5 Class	$1,000	$1,021.87	$2.96	0.59%
R6 Class	$1,000	$1,022.61	$2.21	0.44%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
Lockheed Martin Corp.	92,856	$35,337,279
Air Freight and Logistics — 1.5%
Expeditors International of Washington, Inc.	128,148	14,078,340
United Parcel Service, Inc., Class B	186,413	38,002,154
		52,080,494
Auto Components — 1.0%
Aptiv plc(1)	245,743	35,359,960
Automobiles — 1.5%
Tesla, Inc.(1)	73,396	52,070,058
Banks — 4.6%
Bank of America Corp.	1,286,522	52,142,737
JPMorgan Chase & Co.	421,703	64,862,138
Regions Financial Corp.	1,982,919	43,227,634
		160,232,509
Beverages — 1.2%
PepsiCo, Inc.	298,036	42,964,870
Biotechnology — 1.5%
AbbVie, Inc.	116,646	13,006,029
Amgen, Inc.	109,637	26,273,411
Vertex Pharmaceuticals, Inc.(1)	54,062	11,796,328
		51,075,768
Building Products — 1.9%
Johnson Controls International plc	637,465	39,739,568
Masco Corp.	387,232	24,736,380
		64,475,948
Capital Markets — 4.7%
Ameriprise Financial, Inc.	82,671	21,362,186
BlackRock, Inc.	39,435	32,309,096
Intercontinental Exchange, Inc.	150,452	17,709,705
Morgan Stanley	654,008	53,988,360
S&P Global, Inc.	96,512	37,677,320
		163,046,667
Chemicals — 2.9%
Air Products and Chemicals, Inc.	58,500	16,876,080
Ecolab, Inc.	80,720	18,090,966
Linde plc	147,390	42,129,958
Sherwin-Williams Co. (The)	77,859	21,323,244
		98,420,248
Communications Equipment — 0.5%
Cisco Systems, Inc.	335,028	17,056,276
Consumer Finance — 0.8%
American Express Co.	172,683	26,480,938
Containers and Packaging — 0.6%
Ball Corp.	233,344	21,850,332
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	261,064	15,086,889
6

	Shares	Value
Electric Utilities — 1.8%
NextEra Energy, Inc.	816,084	$63,254,671
Electrical Equipment — 1.0%
Eaton Corp. plc	163,595	23,382,633
Rockwell Automation, Inc.	43,446	11,481,040
		34,863,673
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	67,329	12,006,781
Cognex Corp.	201,063	17,315,546
Keysight Technologies, Inc.(1)	195,884	28,275,855
		57,598,182
Energy Equipment and Services — 0.4%
Schlumberger NV	553,860	14,981,913
Entertainment — 2.7%
Activision Blizzard, Inc.	176,266	16,073,697
Walt Disney Co. (The)(1)	408,561	76,000,517
		92,074,214
Equity Real Estate Investment Trusts (REITs) — 2.0%
Prologis, Inc.	577,660	67,314,720
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	47,051	17,507,207
Sysco Corp.	420,891	35,662,094
		53,169,301
Food Products — 0.8%
Beyond Meat, Inc.(1)	7,032	925,974
Mondelez International, Inc., Class A	403,792	24,554,591
Vital Farms, Inc.(1)(2)	149,831	3,643,890
		29,124,455
Health Care Equipment and Supplies — 2.0%
Edwards Lifesciences Corp.(1)	323,997	30,948,194
Medtronic plc	235,070	30,775,364
ResMed, Inc.	31,608	5,941,356
		67,664,914
Health Care Providers and Services — 3.3%
Cigna Corp.	89,848	22,373,051
CVS Health Corp.	368,621	28,162,644
Humana, Inc.	36,477	16,241,019
UnitedHealth Group, Inc.	118,802	47,378,238
		114,154,952
Hotels, Restaurants and Leisure — 2.2%
Booking Holdings, Inc.(1)	9,975	24,599,148
Chipotle Mexican Grill, Inc.(1)	12,185	18,180,385
Expedia Group, Inc.(1)	195,599	34,470,412
		77,249,945
Household Products — 1.6%
Colgate-Palmolive Co.	200,542	16,183,739
Procter & Gamble Co. (The)	279,371	37,273,679
		53,457,418
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	209,809	46,795,799
Insurance — 1.7%
Aflac, Inc.	227,216	12,208,316
7

	Shares	Value
Marsh & McLennan Cos., Inc.	117,725	$15,975,282
Progressive Corp. (The)	60,668	6,111,694
Prudential Financial, Inc.	144,200	14,471,912
Travelers Cos., Inc. (The)	64,415	9,962,424
		58,729,628
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	62,985	148,235,197
Facebook, Inc., Class A(1)	151,136	49,131,291
		197,366,488
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	43,294	150,118,482
IT Services — 5.6%
Accenture plc, Class A	134,357	38,959,499
Mastercard, Inc., Class A	132,532	50,635,176
PayPal Holdings, Inc.(1)	206,672	54,207,999
Visa, Inc., Class A	210,626	49,193,809
		192,996,483
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	260,412	34,801,460
Thermo Fisher Scientific, Inc.	81,478	38,313,400
		73,114,860
Machinery — 2.0%
Cummins, Inc.	120,028	30,251,857
Parker-Hannifin Corp.	120,183	37,714,627
		67,966,484
Media — 0.5%
Comcast Corp., Class A	328,750	18,459,313
Multiline Retail — 0.5%
Target Corp.	78,808	16,333,746
Oil, Gas and Consumable Fuels — 1.0%
ConocoPhillips	640,216	32,740,646
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	65,858	20,666,240
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	490,484	30,616,011
Merck & Co., Inc.	429,193	31,974,879
Novo Nordisk A/S, B Shares	176,812	13,042,969
Zoetis, Inc.	107,008	18,515,594
		94,149,453
Professional Services — 0.3%
IHS Markit Ltd.	97,409	10,479,260
Road and Rail — 1.4%
Norfolk Southern Corp.	94,373	26,352,717
Union Pacific Corp.	90,570	20,114,691
		46,467,408
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	195,756	15,977,605
Applied Materials, Inc.	224,839	29,838,383
ASML Holding NV	59,152	38,398,017
Broadcom, Inc.	38,929	17,759,410
NVIDIA Corp.	92,521	55,547,758
Texas Instruments, Inc.	182,708	32,980,621
		190,501,794
8

	Shares	Value
Software — 8.6%
Adobe, Inc.(1)	60,320	$30,663,069
Microsoft Corp.	942,676	237,724,034
salesforce.com, Inc.(1)	92,408	21,283,410
Workday, Inc., Class A(1)	33,253	8,213,491
		297,884,004
Specialty Retail — 3.5%
Home Depot, Inc. (The)	256,701	83,086,413
TJX Cos., Inc. (The)	522,042	37,064,982
		120,151,395
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	1,399,706	184,005,351
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	315,775	41,878,081
VF Corp.	206,378	18,091,095
		59,969,176
TOTAL COMMON STOCKS (Cost $2,358,363,549)		3,439,342,604
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $3,435,651), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $3,369,581)		3,369,578
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $11,456,733), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $11,232,000)		11,232,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,881,502	2,881,502
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,483,080)		17,483,080
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $160,000)	160,000	160,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,376,006,629)		3,456,985,684
OTHER ASSETS AND LIABILITIES†		(1,207,877)
TOTAL NET ASSETS — 100.0%		$3,455,777,807

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	740,781	USD	892,110	Credit Suisse AG	6/30/21	$(466)
EUR	713,965	USD	859,394	Credit Suisse AG	6/30/21	(27)
USD	25,443,499	EUR	21,287,391	Credit Suisse AG	6/30/21	(179,153)
USD	796,861	EUR	670,686	Credit Suisse AG	6/30/21	(10,413)
USD	769,166	EUR	652,311	Credit Suisse AG	6/30/21	(15,991)
USD	1,337,169	EUR	1,134,654	Credit Suisse AG	6/30/21	(28,562)
USD	3,869,557	EUR	3,251,537	Credit Suisse AG	6/30/21	(44,169)
USD	1,307,981	EUR	1,081,003	Credit Suisse AG	6/30/21	6,828
USD	808,822	EUR	668,713	Credit Suisse AG	6/30/21	3,923
						$(268,030)

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	58	June 2021	$12,105,760	$50,653

^ Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $155,648. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $160,000.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,375,846,629) — including $155,648 of securities on loan	$3,456,825,684
Investment made with cash collateral received for securities on loan, at value (cost of $160,000)	160,000
Total investment securities, at value (cost of $2,376,006,629)	3,456,985,684
Cash	177,856
Deposits with broker for futures contracts	638,000
Receivable for capital shares sold	1,350,963
Unrealized appreciation on forward foreign currency exchange contracts	10,751
Dividends and interest receivable	2,122,224
Securities lending receivable	137
3,461,285,615

Liabilities
Payable for collateral received for securities on loan	160,000
Payable for capital shares redeemed	4,206,336
Payable for variation margin on futures contracts	84,100
Unrealized depreciation on forward foreign currency exchange contracts	278,781
Accrued management fees	747,793
Distribution and service fees payable	30,798
5,507,808

Net Assets	$3,455,777,807

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,434,042,059
Distributable earnings	1,021,735,748
$3,455,777,807

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$738,020,237	17,264,386	$42.75
I Class, $0.01 Par Value	$391,373,916	9,132,854	$42.85
Y Class, $0.01 Par Value	$14,150,368	329,837	$42.90
A Class, $0.01 Par Value	$82,512,082	1,939,513	$42.54*
C Class, $0.01 Par Value	$11,098,062	269,980	$41.11
R Class, $0.01 Par Value	$13,359,047	316,556	$42.20
R5 Class, $0.01 Par Value	$5,138,922	119,848	$42.88
R6 Class, $0.01 Par Value	$18,187,371	423,529	$42.94
G Class, $0.01 Par Value	$2,181,937,802	50,739,687	$43.00
*Maximum offering price $45.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $36,102)	$21,035,191
Interest	13,044
Securities lending, net	826
21,049,061

Expenses:
Management fees	8,652,219
Distribution and service fees:
A Class	86,770
C Class	55,596
R Class	28,444
Directors' fees and expenses	40,661
Other expenses	16,664
8,880,354
Fees waived - G Class	(4,490,802)
4,389,552

Net investment income (loss)	16,659,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,316,454
Forward foreign currency exchange contract transactions	(128,178)
Futures contract transactions	16,337,605
Foreign currency translation transactions	(5,584)
43,520,297

Change in net unrealized appreciation (depreciation) on:
Investments	707,565,366
Forward foreign currency exchange contracts	(369,191)
Futures contracts	2,334,547
Translation of assets and liabilities in foreign currencies	1,890
709,532,612

Net realized and unrealized gain (loss)	753,052,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$769,712,418
See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$16,659,509	$28,320,276
Net realized gain (loss)	43,520,297	(112,981,612)
Change in net unrealized appreciation (depreciation)	709,532,612	281,635,809
Net increase (decrease) in net assets resulting from operations	769,712,418	196,974,473

Distributions to Shareholders
From earnings:
Investor Class	(2,859,800)	(3,259,073)
I Class	(1,771,656)	(962,442)
Y Class	(77,746)	(510,247)
A Class	(103,188)	(364,241)
C Class	—	(67,854)
R Class	—	(31,560)
R5 Class	(21,739)	(11,626)
R6 Class	(59,111)	(18,679)
G Class	(23,737,820)	(14,189,132)
Decrease in net assets from distributions	(28,631,060)	(19,414,854)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,827,863)	1,707,601,522

Net increase (decrease) in net assets	723,253,495	1,885,161,141

Net Assets
Beginning of period	2,732,524,312	847,363,171
End of period	$3,455,777,807	$2,732,524,312

See Notes to Financial Statements.
13

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$160,000	—	—	—	$160,000
Gross amount of recognized liabilities for securities lending transactions					$160,000
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 48% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.750% to 0.790%	0.79%
I Class	0.550% to 0.590%	0.59%
Y Class	0.400% to 0.440%	0.44%
A Class	0.750% to 0.790%	0.79%
C Class	0.750% to 0.790%	0.79%
R Class	0.750% to 0.790%	0.79%
R5 Class	0.550% to 0.590%	0.59%
R6 Class	0.400% to 0.440%	0.44%
G Class	0.400% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $320,575,617 and $262,944,157, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	1,986,183	$76,350,746	17,239,793	$543,096,618
Issued in reinvestment of distributions	74,177	2,795,217	100,919	3,228,400
Redeemed	(2,503,397)	(101,191,376)	(3,521,917)	(109,408,579)
	(443,037)	(22,045,413)	13,818,795	436,916,439
I Class/Shares Authorized	50,000,000		50,000,000
Sold	2,811,437	110,405,655	5,143,550	162,491,745
Issued in reinvestment of distributions	43,915	1,657,803	26,744	857,150
Redeemed	(1,004,327)	(39,693,939)	(1,372,675)	(42,143,506)
	1,851,025	72,369,519	3,797,619	121,205,389
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	108,720	4,243,567	817,327	25,138,027
Issued in reinvestment of distributions	2,039	77,027	15,895	509,737
Redeemed	(20,926)	(834,405)	(2,263,503)	(74,266,512)
	89,833	3,486,189	(1,430,281)	(48,618,748)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	446,080	17,297,486	333,847	10,430,358
Issued in reinvestment of distributions	2,368	88,920	10,059	320,586
Redeemed	(143,381)	(5,508,725)	(501,546)	(15,535,923)
	305,067	11,877,681	(157,640)	(4,784,979)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	41,975	1,585,280	89,054	2,800,693
Issued in reinvestment of distributions	—	—	1,854	57,571
Redeemed	(86,451)	(3,257,195)	(119,796)	(3,670,138)
	(44,476)	(1,671,915)	(28,888)	(811,874)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	122,156	4,654,373	215,132	6,842,044
Issued in reinvestment of distributions	—	—	997	31,560
Redeemed	(77,539)	(2,897,009)	(92,477)	(2,693,315)
	44,617	1,757,364	123,652	4,180,289
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	38,479	1,555,432	58,252	1,990,201
Issued in reinvestment of distributions	344	12,998	350	11,238
Redeemed	(13,585)	(537,433)	(7,052)	(207,323)
	25,238	1,030,997	51,550	1,794,116
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	774,530	30,398,746	250,249	7,873,896
Issued in reinvestment of distributions	1,563	59,111	582	18,679
Redeemed	(504,721)	(19,931,898)	(228,865)	(7,676,224)
	271,372	10,525,959	21,966	216,351
G Class/Shares Authorized	525,000,000		525,000,000
Sold	2,145,640	82,415,140	48,405,679	1,575,927,164
Issued in reinvestment of distributions	627,985	23,737,820	442,167	14,189,132
Redeemed	(5,055,041)	(201,311,204)	(12,070,100)	(392,611,757)
	(2,281,416)	(95,158,244)	36,777,746	1,197,504,539
Net increase (decrease)	(181,777)	$(17,827,863)	52,974,519	$1,707,601,522
18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,387,901,618	$51,440,986	—
Temporary Cash Investments	2,881,502	14,601,578	—
Temporary Cash Investments - Securities Lending Collateral	160,000	—	—
	$3,390,943,120	$66,042,564	—
Other Financial Instruments
Futures Contracts	$50,653	—	—
Forward Foreign Currency Exchange Contracts	—	$10,751	—
	$50,653	$10,751	—

Liabilities
Other Financial Instruments			—
Forward Foreign Currency Exchange Contracts	—	$278,781	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $64,028,588 futures contracts purchased.
19

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $29,329,048.

Value of Derivative Instruments as of April 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$84,100
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$10,751	Unrealized depreciation on forward foreign currency exchange contracts	278,781
		$10,751		$362,881

*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$16,337,605	Change in net unrealized appreciation (depreciation) on futures contracts	$2,334,547
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(128,178)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(369,191)
		$16,209,427		$1,965,356

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

20

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,400,559,587
Gross tax appreciation of investments	$1,061,319,754
Gross tax depreciation of investments	(4,893,657)
Net tax appreciation (depreciation) of investments	$1,056,426,097

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had accumulated short-term capital losses of $(86,617,491) and accumulated long-term capital losses of $(3,545,542), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$33.63	0.10	9.18	9.28	(0.16)	—	(0.16)	$42.75	27.64%	0.79%(4)	0.79%(4)	0.53%(4)	0.53%(4)	9%	$738,020
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
2019	$28.19	0.33	3.77	4.10	(0.22)	(1.67)	(1.89)	$30.40	16.10%	0.80%	0.84%	1.14%	1.10%	33%	$118,225
2018	$27.22	0.26	1.52	1.78	(0.20)	(0.61)	(0.81)	$28.19	6.60%	0.95%	0.95%	0.91%	0.91%	41%	$142,923
2017	$21.75	0.23	5.51	5.74	(0.27)	—	(0.27)	$27.22	26.61%	1.00%	1.00%	0.95%	0.95%	18%	$135,315
2016	$21.77	0.25	(0.04)	0.21	(0.23)	—	(0.23)	$21.75	0.99%	0.99%	0.99%	1.18%	1.18%	71%	$87,865
I Class
2021(3)	$33.75	0.14	9.19	9.33	(0.23)	—	(0.23)	$42.85	27.74%	0.59%(4)	0.59%(4)	0.73%(4)	0.73%(4)	9%	$391,374
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
2019	$28.27	0.37	3.81	4.18	(0.28)	(1.67)	(1.95)	$30.50	16.37%	0.60%	0.64%	1.34%	1.30%	33%	$106,268
2018	$27.30	0.33	1.51	1.84	(0.26)	(0.61)	(0.87)	$28.27	6.80%	0.75%	0.75%	1.11%	1.11%	41%	$38,188
2017	$21.81	0.27	5.53	5.80	(0.31)	—	(0.31)	$27.30	26.88%	0.80%	0.80%	1.15%	1.15%	18%	$19,776
2016	$21.84	0.29	(0.05)	0.24	(0.27)	—	(0.27)	$21.81	1.19%	0.79%	0.79%	1.38%	1.38%	71%	$5,637

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$33.81	0.17	9.21	9.38	(0.29)	—	(0.29)	$42.90	27.85%	0.44%(4)	0.44%(4)	0.88%(4)	0.88%(4)	9%	$14,150
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
2019	$28.32	0.41	3.82	4.23	(0.32)	(1.67)	(1.99)	$30.56	16.56%	0.45%	0.49%	1.49%	1.45%	33%	$51,037
2018	$27.33	0.36	1.52	1.88	(0.28)	(0.61)	(0.89)	$28.32	6.93%	0.60%	0.60%	1.26%	1.26%	41%	$14,485
2017(5)	$23.89	0.16	3.28	3.44	—	—	—	$27.33	14.40%	0.65%(4)	0.65%(4)	1.10%(4)	1.10%(4)	18%(6)	$383
A Class
2021(3)	$33.43	0.05	9.12	9.17	(0.06)	—	(0.06)	$42.54	27.46%	1.04%(4)	1.04%(4)	0.28%(4)	0.28%(4)	9%	$82,512
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638
2019	$28.09	0.25	3.78	4.03	(0.16)	(1.67)	(1.83)	$30.29	15.81%	1.05%	1.09%	0.89%	0.85%	33%	$54,290
2018	$27.13	0.19	1.51	1.70	(0.13)	(0.61)	(0.74)	$28.09	6.31%	1.20%	1.20%	0.66%	0.66%	41%	$50,489
2017	$21.67	0.17	5.50	5.67	(0.21)	—	(0.21)	$27.13	26.34%	1.25%	1.25%	0.70%	0.70%	18%	$51,396
2016	$21.69	0.20	(0.05)	0.15	(0.17)	—	(0.17)	$21.67	0.74%	1.24%	1.24%	0.93%	0.93%	71%	$97,012
C Class
2021(3)	$32.37	(0.09)	8.83	8.74	—	—	—	$41.11	26.97%	1.79%(4)	1.79%(4)	(0.47)%(4)	(0.47)%(4)	9%	$11,098
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178
2019	$27.48	0.04	3.71	3.75	—	(1.67)	(1.67)	$29.56	14.98%	1.80%	1.84%	0.14%	0.10%	33%	$10,149
2018	$26.63	(0.03)	1.49	1.46	—	(0.61)	(0.61)	$27.48	5.51%	1.95%	1.95%	(0.09)%	(0.09)%	41%	$11,277
2017	$21.27	(0.01)	5.41	5.40	(0.04)	—	(0.04)	$26.63	25.40%	2.00%	2.00%	(0.05)%	(0.05)%	18%	$17,904
2016	$21.29	0.04	(0.04)	—(7)	(0.02)	—	(0.02)	$21.27	(0.02)%	1.99%	1.99%	0.18%	0.18%	71%	$18,640

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$33.15	—(7)	9.05	9.05	—	—	—	$42.20	27.30%	1.29%(4)	1.29%(4)	0.03%(4)	0.03%(4)	9%	$13,359
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
2019	$27.93	0.18	3.77	3.95	(0.09)	(1.67)	(1.76)	$30.12	15.56%	1.30%	1.34%	0.64%	0.60%	33%	$4,466
2018	$26.98	0.11	1.51	1.62	(0.06)	(0.61)	(0.67)	$27.93	6.04%	1.45%	1.45%	0.41%	0.41%	41%	$3,223
2017	$21.55	0.11	5.47	5.58	(0.15)	—	(0.15)	$26.98	26.03%	1.50%	1.50%	0.45%	0.45%	18%	$3,910
2016	$21.58	0.14	(0.05)	0.09	(0.12)	—	(0.12)	$21.55	0.44%	1.49%	1.49%	0.68%	0.68%	71%	$4,090
R5 Class
2021(3)	$33.77	0.14	9.20	9.34	(0.23)	—	(0.23)	$42.88	27.75%	0.59%(4)	0.59%(4)	0.73%(4)	0.73%(4)	9%	$5,139
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
2019	$28.29	0.38	3.80	4.18	(0.28)	(1.67)	(1.95)	$30.52	16.36%	0.60%	0.64%	1.34%	1.30%	33%	$1,314
2018	$27.30	0.32	1.52	1.84	(0.24)	(0.61)	(0.85)	$28.29	6.82%	0.75%	0.75%	1.11%	1.11%	41%	$1,344
2017(5)	$23.89	0.15	3.26	3.41	—	—	—	$27.30	14.27%	0.80%(4)	0.80%(4)	1.07%(4)	1.07%(4)	18%(6)	$6
R6 Class
2021(3)	$33.84	0.17	9.22	9.39	(0.29)	—	(0.29)	$42.94	27.86%	0.44%(4)	0.44%(4)	0.88%(4)	0.88%(4)	9%	$18,187
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150
2019(8)	$28.05	0.21	2.30	2.51	—	—	—	$30.56	8.95%	0.44%(4)	0.49%(4)	1.18%(4)	1.13%(4)	33%(9)	$3,979

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$33.97	0.26	9.22	9.48	(0.45)	—	(0.45)	$43.00	28.10%	0.00%(4)(10)	0.44%(4)	1.32%(4)	0.88%(4)	9%	$2,181,938
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%(10)	0.48%	1.67%	1.19%	36%	$1,800,919
2019(8)	$28.05	0.37	2.22	2.59	—	—	—	$30.64	9.23%	0.00%(4)(10)	0.49%(4)	2.04%(4)	1.55%(4)	33%(9)	$497,635

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Per-share amount was less than $0.005.
(8)April 1, 2019 (commencement of sale) through October 31, 2019.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
(10)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2106

Semiannual Report

April 30, 2021

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Sparked Investor Optimism

Broad market sentiment was upbeat to start the period, despite periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.

In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone through year-end. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and significant future spending plans.

In addition, growing U.S. and global vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks in early 2021. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. These same economic influences lifted government bond yields, pressuring global investment-grade bond returns. In the U.S., where economic gains generally outpaced those of other developed countries, mounting inflationary pressures also drove bond yields higher.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life appears to be on the horizon, thanks largely to expanding vaccine availability and improving treatments for those afflicted with the virus. As economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, and the effects of central bank policy and political developments likely will be among the factors shaping market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2021
Top Ten Holdings	% of net assets
Apple, Inc.	11.8%
Alphabet, Inc.*	7.7%
Amazon.com, Inc.	7.7%
Microsoft Corp.	5.8%
Mastercard, Inc., Class A	4.5%
Facebook, Inc., Class A	4.4%
Visa, Inc., Class A	4.2%
Tesla, Inc.	3.9%
UnitedHealth Group, Inc.	3.5%
PayPal Holdings, Inc.	3.4%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
IT Services	16.1%
Interactive Media and Services	12.8%
Technology Hardware, Storage and Peripherals	11.8%
Software	10.6%
Internet and Direct Marketing Retail	7.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Expenses Paid During Period(1) 11/1/20 - 4/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,269.60	$5.35	0.95%
I Class	$1,000	$1,270.90	$4.22	0.75%
Y Class	$1,000	$1,271.90	$3.38	0.60%
A Class	$1,000	$1,268.00	$6.75	1.20%
C Class	$1,000	$1,263.40	$10.94	1.95%
R Class	$1,000	$1,266.60	$8.15	1.45%
R5 Class	$1,000	$1,271.00	$4.22	0.75%
R6 Class	$1,000	$1,271.90	$3.38	0.60%
G Class	$1,000	$1,275.80	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.08	$4.76	0.95%
I Class	$1,000	$1,021.08	$3.76	0.75%
Y Class	$1,000	$1,021.82	$3.01	0.60%
A Class	$1,000	$1,018.84	$6.01	1.20%
C Class	$1,000	$1,015.13	$9.74	1.95%
R Class	$1,000	$1,017.60	$7.25	1.45%
R5 Class	$1,000	$1,021.08	$3.76	0.75%
R6 Class	$1,000	$1,021.82	$3.01	0.60%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Automobiles — 3.9%
Tesla, Inc.(1)	1,087,000	$771,161,280
Banks — 1.1%
JPMorgan Chase & Co.	1,032,435	158,798,827
U.S. Bancorp	998,000	59,231,300
		218,030,127
Beverages — 1.1%
Constellation Brands, Inc., Class A	936,673	225,101,255
Biotechnology — 2.2%
Biogen, Inc.(1)	424,944	113,600,280
Ionis Pharmaceuticals, Inc.(1)	563,000	24,107,660
Regeneron Pharmaceuticals, Inc.(1)	617,000	296,962,100
		434,670,040
Capital Markets — 1.3%
MSCI, Inc.	537,000	260,858,490
Chemicals — 0.4%
Ecolab, Inc.	326,000	73,063,120
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	682,000	84,915,820
Electrical Equipment — 0.7%
Acuity Brands, Inc.	340,000	63,076,800
Rockwell Automation, Inc.	275,000	72,671,500
		135,748,300
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	657,000	56,580,840
Keyence Corp.	127,900	61,398,740
		117,979,580
Entertainment — 3.0%
Netflix, Inc.(1)	560,000	287,543,200
Roku, Inc.(1)	284,000	97,403,480
Walt Disney Co. (The)(1)	1,080,000	200,901,600
		585,848,280
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	802,820	298,721,294
Health Care Equipment and Supplies — 5.3%
ABIOMED, Inc.(1)	103,743	33,273,492
DexCom, Inc.(1)	237,000	91,505,700
Edwards Lifesciences Corp.(1)	2,238,438	213,815,598
IDEXX Laboratories, Inc.(1)	313,000	171,833,870
Intuitive Surgical, Inc.(1)	608,810	526,620,650
		1,037,049,310
Health Care Providers and Services — 3.5%
UnitedHealth Group, Inc.	1,728,000	689,126,400
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	242,398	361,665,088
Starbucks Corp.	2,104,000	240,886,960
Wingstop, Inc.	652,000	103,283,320
		705,835,368
6

	Shares	Value
Household Products — 0.8%
Colgate-Palmolive Co.	2,079,000	$167,775,300
Interactive Media and Services — 12.8%
Alphabet, Inc., Class A(1)	288,955	680,055,592
Alphabet, Inc., Class C(1)	347,000	836,311,640
Facebook, Inc., Class A(1)	2,676,000	869,914,080
Tencent Holdings Ltd.	1,775,000	141,218,500
		2,527,499,812
Internet and Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	436,294	1,512,814,542
IT Services — 16.1%
Adyen NV(1)	84,000	206,731,825
Mastercard, Inc., Class A	2,308,875	882,128,782
PayPal Holdings, Inc.(1)	2,528,716	663,256,920
Shopify, Inc., Class A(1)	220,453	260,687,877
Square, Inc., Class A(1)	1,415,000	346,420,300
Visa, Inc., Class A	3,519,000	821,897,640
		3,181,123,344
Machinery — 1.6%
Donaldson Co., Inc.	704,557	44,302,544
Nordson Corp.	322,200	68,116,302
Westinghouse Air Brake Technologies Corp.	1,365,607	112,075,366
Yaskawa Electric Corp.	1,951,800	89,967,940
		314,462,152
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,513,000	111,417,320
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	961,000	301,561,800
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	1,077,000	183,854,670
Semiconductors and Semiconductor Equipment — 2.8%
Analog Devices, Inc.	1,258,000	192,675,280
Applied Materials, Inc.	1,346,000	178,627,660
Xilinx, Inc.	1,381,000	176,712,760
		548,015,700
Software — 10.6%
DocuSign, Inc.(1)	1,465,000	326,607,100
Fair Isaac Corp.(1)	179,000	93,332,390
Microsoft Corp.	4,520,765	1,140,046,518
Paycom Software, Inc.(1)	312,000	119,935,920
salesforce.com, Inc.(1)	1,655,000	381,179,600
Zoom Video Communications, Inc., Class A(1)	126,000	40,265,820
		2,101,367,348
Specialty Retail — 1.4%
Ross Stores, Inc.	1,054,000	138,010,760
TJX Cos., Inc. (The)	1,886,000	133,906,000
		271,916,760
Technology Hardware, Storage and Peripherals — 11.8%
Apple, Inc.	17,668,492	2,322,699,958
Textiles, Apparel and Luxury Goods — 2.4%
lululemon athletica, Inc.(1)	479,000	160,594,330
7

	Shares	Value
NIKE, Inc., Class B	2,302,000	$305,291,240
		465,885,570
TOTAL COMMON STOCKS (Cost $4,471,430,661)		19,648,502,940
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 5/31/23 - 11/15/47, valued at $19,281,099), in a joint trading account at 0.01%, dated 4/30/21, due 5/3/21 (Delivery value $18,910,312)		18,910,296
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $64,298,820), at 0.00%, dated 4/30/21, due 5/3/21 (Delivery value $63,038,000)		63,038,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,157,890	16,157,890
TOTAL TEMPORARY CASH INVESTMENTS (Cost $98,106,186)		98,106,186
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,569,536,847)		19,746,609,126
OTHER ASSETS AND LIABILITIES — (0.1)%		(14,813,656)
TOTAL NET ASSETS — 100.0%		$19,731,795,470

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,973,125	USD	4,742,004	Credit Suisse AG	6/30/21	$40,263
EUR	2,998,125	USD	3,543,784	Credit Suisse AG	6/30/21	64,921
USD	116,011,294	EUR	97,061,250	Credit Suisse AG	6/30/21	(816,861)
USD	7,722,917	EUR	6,532,500	Credit Suisse AG	6/30/21	(139,952)
USD	11,858,160	EUR	9,800,375	Credit Suisse AG	6/30/21	61,900
USD	9,996,153	EUR	8,264,425	Credit Suisse AG	6/30/21	48,645
JPY	352,038,400	USD	3,248,191	Bank of America N.A.	6/30/21	(25,585)
USD	54,739,027	JPY	5,964,227,500	Bank of America N.A.	6/30/21	141,700
USD	3,518,455	JPY	388,377,500	Bank of America N.A.	6/30/21	(36,804)
						$(661,773)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,569,536,847)	$19,746,609,126
Receivable for capital shares sold	4,387,847
Unrealized appreciation on forward foreign currency exchange contracts	357,429
Dividends and interest receivable	2,905,788
19,754,260,190

Liabilities
Payable for capital shares redeemed	6,581,243
Unrealized depreciation on forward foreign currency exchange contracts	1,019,202
Accrued management fees	14,784,095
Distribution and service fees payable	80,180
22,464,720

Net Assets	$19,731,795,470

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,014,752,917
Distributable earnings	15,717,042,553
$19,731,795,470

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$18,135,169,182	221,356,049	$81.93
I Class, $0.01 Par Value	$713,138,847	8,325,784	$85.65
Y Class, $0.01 Par Value	$2,575,503	29,895	$86.15
A Class, $0.01 Par Value	$208,041,282	2,691,412	$77.30*
C Class, $0.01 Par Value	$30,379,646	486,985	$62.38
R Class, $0.01 Par Value	$34,854,774	468,264	$74.43
R5 Class, $0.01 Par Value	$339,585	3,962	$85.71
R6 Class, $0.01 Par Value	$607,287,604	7,057,270	$86.05
G Class, $0.01 Par Value	$9,047	104	$86.99
*Maximum offering price $82.02 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $33,793)	$51,204,725
Interest	6,632
51,211,357

Expenses:
Management fees	85,323,481
Distribution and service fees:
A Class	237,634
C Class	140,732
R Class	79,769
Directors' fees and expenses	233,692
Other expenses	1,217
86,016,525
Fees waived - G Class	(25)
86,016,500

Net investment income (loss)	(34,805,143)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	636,438,313
Forward foreign currency exchange contract transactions	1,839,268
Foreign currency translation transactions	54,677
638,332,258

Change in net unrealized appreciation (depreciation) on:
Investments	3,665,846,214
Forward foreign currency exchange contracts	(881,685)
Translation of assets and liabilities in foreign currencies	(7,264)
3,664,957,265

Net realized and unrealized gain (loss)	4,303,289,523

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,268,484,380

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2020
Increase (Decrease) in Net Assets	April 30, 2021	October 31, 2020
Operations
Net investment income (loss)	$(34,805,143)	$(48,823,135)
Net realized gain (loss)	638,332,258	523,675,440
Change in net unrealized appreciation (depreciation)	3,664,957,265	3,983,065,119
Net increase (decrease) in net assets resulting from operations	4,268,484,380	4,457,917,424

Distributions to Shareholders
From earnings:
Investor Class	(467,326,670)	(497,939,761)
I Class	(17,883,963)	(15,792,365)
Y Class	(63,933)	(53,531)
A Class	(5,531,328)	(5,351,781)
C Class	(1,020,550)	(935,790)
R Class	(950,777)	(850,029)
R5 Class	(8,037)	(4,210)
R6 Class	(16,143,769)	(16,454,953)
G Class	(216)	(217)
Decrease in net assets from distributions	(508,929,243)	(537,382,637)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,677,406	(240,034,647)

Net increase (decrease) in net assets	3,764,232,543	3,680,500,140

Net Assets
Beginning of period	15,967,562,927	12,287,062,787
End of period	$19,731,795,470	$15,967,562,927

See Notes to Financial Statements.
11

Notes to Financial Statements

APRIL 30, 2021 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.95%
I Class	0.600% to 0.790%	0.75%
Y Class	0.450% to 0.640%	0.60%
A Class	0.800% to 0.990%	0.95%
C Class	0.800% to 0.990%	0.95%
R Class	0.800% to 0.990%	0.95%
R5 Class	0.600% to 0.790%	0.75%
R6 Class	0.450% to 0.640%	0.60%
G Class	0.450% to 0.640%	0.00%(1)
(1)Effective annual management fee before waiver was 0.60%.

14

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2021 were $395,949,514 and $1,014,117,804, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2021		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	4,503,647	$342,217,146	10,005,335	$565,084,480
Issued in reinvestment of distributions	5,974,886	441,487,690	9,306,297	478,901,904
Redeemed	(9,809,696)	(747,306,589)	(23,598,620)	(1,325,972,063)
	668,837	36,398,247	(4,286,988)	(281,985,679)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,119,925	88,514,907	3,516,331	210,134,766
Issued in reinvestment of distributions	199,466	15,400,778	257,034	13,774,479
Redeemed	(1,491,483)	(117,959,878)	(2,262,344)	(130,239,567)
	(172,092)	(14,044,193)	1,511,021	93,669,678
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	5,555	420,364	7,598	435,257
Issued in reinvestment of distributions	519	40,282	534	28,722
Redeemed	(717)	(56,113)	(7,612)	(457,476)
	5,357	404,533	520	6,503
A Class/Shares Authorized	60,000,000		60,000,000
Sold	375,082	26,935,219	873,790	47,417,147
Issued in reinvestment of distributions	74,942	5,230,932	103,252	5,038,693
Redeemed	(428,252)	(30,466,037)	(747,854)	(39,456,212)
	21,772	1,700,114	229,188	12,999,628
C Class/Shares Authorized	30,000,000		30,000,000
Sold	72,742	4,231,083	194,165	8,625,235
Issued in reinvestment of distributions	15,854	895,771	20,036	802,646
Redeemed	(76,313)	(4,430,061)	(160,091)	(7,166,955)
	12,283	696,793	54,110	2,260,926
R Class/Shares Authorized	30,000,000		30,000,000
Sold	121,265	8,321,934	246,296	13,528,987
Issued in reinvestment of distributions	14,033	944,041	17,503	826,153
Redeemed	(107,935)	(7,517,730)	(195,157)	(10,614,721)
	27,363	1,748,245	68,642	3,740,419
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	435	34,888	1,897	120,588
Issued in reinvestment of distributions	38	2,899	45	2,404
Redeemed	(232)	(18,422)	(28)	(1,589)
	241	19,365	1,914	121,403
R6 Class/Shares Authorized	110,000,000		110,000,000
Sold	1,711,010	136,443,241	2,682,757	161,316,501
Issued in reinvestment of distributions	205,433	15,925,151	304,162	16,339,604
Redeemed	(2,188,924)	(174,614,306)	(4,473,539)	(248,503,847)
	(272,481)	(22,245,914)	(1,486,620)	(70,847,742)
G Class/Shares Authorized	80,000,000		80,000,000
Issued in reinvestment of distributions	2	216	4	217
Net increase (decrease)	291,282	$4,677,406	(3,908,209)	$(240,034,647)

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$19,149,185,935	$499,317,005	—
Temporary Cash Investments	16,157,890	81,948,296	—
	$19,165,343,825	$581,265,301	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$357,429	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,019,202	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $179,131,214.

The value of foreign currency risk derivative instruments as of April 30, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $357,429 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,019,202 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2021, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,839,268 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(881,685) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
17

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,581,856,914
Gross tax appreciation of investments	$15,185,333,364
Gross tax depreciation of investments	(20,581,152)
Net tax appreciation (depreciation) of investments	$15,164,752,212

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2020, the fund had late-year ordinary loss deferrals of $(49,770,668), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$66.38	(0.15)	17.82	17.67	—	(2.12)	(2.12)	$81.93	26.96%	0.95%(4)	0.95%(4)	(0.39)%(4)	(0.39)%(4)	2%	$18,135,169
2020	$50.27	(0.21)	18.55	18.34	—	(2.23)	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
2019	$47.74	(0.06)	5.92	5.86	—	(3.33)	(3.33)	$50.27	13.83%	0.97%	0.97%	(0.13)%	(0.13)%	13%	$11,308,500
2018	$44.59	(0.06)	5.82	5.76	(0.07)	(2.54)	(2.61)	$47.74	13.44%	0.97%	0.97%	(0.12)%	(0.12)%	17%	$10,524,969
2017	$35.83	0.07	10.39	10.46	(0.10)	(1.60)	(1.70)	$44.59	30.42%	0.98%	0.98%	0.17%	0.17%	16%	$9,593,102
2016	$37.81	0.06	(0.14)	(0.08)	(0.08)	(1.82)	(1.90)	$35.83	(0.06)%	0.98%	0.98%	0.19%	0.19%	18%	$7,790,085
I Class
2021(3)	$69.25	(0.07)	18.59	18.52	—	(2.12)	(2.12)	$85.65	27.09%	0.75%(4)	0.75%(4)	(0.19)%(4)	(0.19)%(4)	2%	$713,139
2020	$52.25	(0.10)	19.33	19.23	—	(2.23)	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
2019	$49.39	0.03	6.16	6.19	—	(3.33)	(3.33)	$52.25	14.05%	0.77%	0.77%	0.07%	0.07%	13%	$365,036
2018	$46.04	0.03	6.02	6.05	(0.16)	(2.54)	(2.70)	$49.39	13.68%	0.77%	0.77%	0.08%	0.08%	17%	$402,938
2017	$36.95	0.14	10.73	10.87	(0.18)	(1.60)	(1.78)	$46.04	30.66%	0.78%	0.78%	0.37%	0.37%	16%	$322,059
2016	$38.93	0.14	(0.14)	—	(0.16)	(1.82)	(1.98)	$36.95	0.14%	0.78%	0.78%	0.39%	0.39%	18%	$198,930

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$69.59	(0.02)	18.70	18.68	—	(2.12)	(2.12)	$86.15	27.19%	0.60%(4)	0.60%(4)	(0.04)%(4)	(0.04)%(4)	2%	$2,576
2020	$52.42	(0.01)	19.41	19.40	—	(2.23)	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
2019	$49.47	0.10	6.18	6.28	—	(3.33)	(3.33)	$52.42	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$1,259
2018	$46.07	0.11	6.02	6.13	(0.19)	(2.54)	(2.73)	$49.47	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$944
2017(5)	$39.40	0.10	6.57	6.67	—	—	—	$46.07	16.93%	0.63%(4)	0.63%(4)	0.43%(4)	0.43%(4)	16%(6)	$6
A Class
2021(3)	$62.81	(0.23)	16.84	16.61	—	(2.12)	(2.12)	$77.30	26.80%	1.20%(4)	1.20%(4)	(0.64)%(4)	(0.64)%(4)	2%	$208,041
2020	$47.79	(0.34)	17.59	17.25	—	(2.23)	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682
2019	$45.67	(0.17)	5.62	5.45	—	(3.33)	(3.33)	$47.79	13.54%	1.22%	1.22%	(0.38)%	(0.38)%	13%	$116,630
2018	$42.80	(0.17)	5.58	5.41	—	(2.54)	(2.54)	$45.67	13.15%	1.22%	1.22%	(0.37)%	(0.37)%	17%	$102,806
2017	$34.45	(0.04)	10.00	9.96	(0.01)	(1.60)	(1.61)	$42.80	30.10%	1.23%	1.23%	(0.08)%	(0.08)%	16%	$83,130
2016	$36.43	(0.02)	(0.14)	(0.16)	—	(1.82)	(1.82)	$34.45	(0.31)%	1.23%	1.23%	(0.06)%	(0.06)%	18%	$58,829

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$51.23	(0.40)	13.67	13.27	—	(2.12)	(2.12)	$62.38	26.34%	1.95%(4)	1.95%(4)	(1.39)%(4)	(1.39)%(4)	2%	$30,380
2020	$39.65	(0.62)	14.43	13.81	—	(2.23)	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320
2019	$38.77	(0.43)	4.64	4.21	—	(3.33)	(3.33)	$39.65	12.69%	1.97%	1.97%	(1.13)%	(1.13)%	13%	$16,676
2018	$36.96	(0.45)	4.80	4.35	—	(2.54)	(2.54)	$38.77	12.32%	1.97%	1.97%	(1.12)%	(1.12)%	17%	$10,700
2017	$30.17	(0.28)	8.67	8.39	—	(1.60)	(1.60)	$36.96	29.12%	1.98%	1.98%	(0.83)%	(0.83)%	16%	$5,359
2016	$32.36	(0.25)	(0.12)	(0.37)	—	(1.82)	(1.82)	$30.17	(1.03)%	1.98%	1.98%	(0.81)%	(0.81)%	18%	$3,306
R Class
2021(3)	$60.62	(0.31)	16.24	15.93	—	(2.12)	(2.12)	$74.43	26.66%	1.45%(4)	1.45%(4)	(0.89)%(4)	(0.89)%(4)	2%	$34,855
2020	$46.31	(0.46)	17.00	16.54	—	(2.23)	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
2019	$44.47	(0.28)	5.45	5.17	—	(3.33)	(3.33)	$46.31	13.26%	1.47%	1.47%	(0.63)%	(0.63)%	13%	$17,240
2018	$41.84	(0.28)	5.45	5.17	—	(2.54)	(2.54)	$44.47	12.87%	1.47%	1.47%	(0.62)%	(0.62)%	17%	$15,137
2017	$33.79	(0.12)	9.77	9.65	—	(1.60)	(1.60)	$41.84	29.75%	1.48%	1.48%	(0.33)%	(0.33)%	16%	$11,345
2016	$35.85	(0.10)	(0.14)	(0.24)	—	(1.82)	(1.82)	$33.79	(0.55)%	1.48%	1.48%	(0.31)%	(0.31)%	18%	$9,066

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$69.29	(0.08)	18.62	18.54	—	(2.12)	(2.12)	$85.71	27.10%	0.75%(4)	0.75%(4)	(0.19)%(4)	(0.19)%(4)	2%	$340
2020	$52.28	(0.12)	19.36	19.24	—	(2.23)	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
2019	$49.42	0.01	6.18	6.19	—	(3.33)	(3.33)	$52.28	14.04%	0.77%	0.77%	0.07%	0.07%	13%	$94
2018	$46.04	0.04	6.02	6.06	(0.14)	(2.54)	(2.68)	$49.42	13.69%	0.77%	0.77%	0.08%	0.08%	17%	$7
2017(5)	$39.41	0.07	6.56	6.63	—	—	—	$46.04	16.82%	0.78%(4)	0.78%(4)	0.28%(4)	0.28%(4)	16%(6)	$6
R6 Class
2021(3)	$69.51	(0.02)	18.68	18.66	—	(2.12)	(2.12)	$86.05	27.19%	0.60%(4)	0.60%(4)	(0.04)%(4)	(0.04)%(4)	2%	$607,288
2020	$52.36	—(7)	19.38	19.38	—	(2.23)	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
2019	$49.42	0.10	6.17	6.27	—	(3.33)	(3.33)	$52.36	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$461,623
2018	$46.07	0.10	6.02	6.12	(0.23)	(2.54)	(2.77)	$49.42	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$369,109
2017	$36.97	0.18	10.75	10.93	(0.23)	(1.60)	(1.83)	$46.07	30.86%	0.63%	0.63%	0.52%	0.52%	16%	$233,309
2016	$38.95	0.17	(0.12)	0.05	(0.21)	(1.82)	(2.03)	$36.97	0.29%	0.63%	0.63%	0.54%	0.54%	18%	$83,367
G Class
2021(3)	$70.04	0.23	18.84	19.07	—	(2.12)	(2.12)	$86.99	27.58%	0.00%(4)(8)	0.60%(4)	0.56%(4)	(0.04)%(4)	2%	$9
2020	$52.44	0.37	19.46	19.83	—	(2.23)	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7
2019(9)	$51.28	0.10	1.06	1.16	—	—	—	$52.44	2.26%	0.00%(4)(8)	0.62%(4)	0.78%(4)	0.16%(4)	13%(10)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Per-share amount was less than $0.005.
(8)Ratio was less than 0.005%.
(9)August 1, 2019 (commencement of sale) through October 31, 2019.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes
26

Notes
27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2106

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 24, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 24, 2021